UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: October 31, 2017

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Common stocks 98.4%		$563,355,771
(Cost $487,487,326)
Consumer discretionary 11.5%		66,089,046
Auto components 1.1%
Stanley Electric Company, Ltd.	175,590	6,481,802
Automobiles 2.5%
Geely Automobile Holdings, Ltd.	819,610	2,541,504
Tesla, Inc. (A)(B)	34,847	11,552,826
Diversified consumer services 0.7%
Grand Canyon Education, Inc. (A)	47,670	4,266,942
Hotels, restaurants and leisure 1.7%
Galaxy Entertainment Group, Ltd.	551,614	3,761,663
Melco Resorts & Entertainment, Ltd., ADR	238,662	6,033,375
Internet and direct marketing retail 4.7%
Groupon, Inc. (A)(B)	1,245,445	5,940,773
Netflix, Inc. (A)	107,734	21,162,190
Textiles, apparel and luxury goods 0.8%
ANTA Sports Products, Ltd.	972,078	4,347,971
Consumer staples 1.9%		10,637,820
Food and staples retailing 0.8%
X5 Retail Group NV, GDR (A)	103,243	4,243,287
Personal products 1.1%
Pola Orbis Holdings, Inc.	200,616	6,394,533
Financials 6.5%		36,944,475
Banks 0.7%
Citigroup, Inc.	51,213	3,764,156
Capital markets 3.2%
Interactive Brokers Group, Inc., Class A	86,626	4,679,537
Morgan Stanley	111,166	5,558,300
TD Ameritrade Holding Corp.	82,704	4,134,373
The Charles Schwab Corp.	93,105	4,174,828
Consumer finance 1.0%
Credit Acceptance Corp. (A)(B)	19,374	5,555,107
Thrifts and mortgage finance 1.6%
MGIC Investment Corp. (A)	396,720	5,673,096
Radian Group, Inc.	162,456	3,405,078
Health care 10.8%		61,690,278
Biotechnology 6.2%
Array BioPharma, Inc. (A)(B)	375,419	3,923,129
Bluebird Bio, Inc. (A)	28,392	3,949,327
Blueprint Medicines Corp. (A)	60,773	4,036,543
Neurocrine Biosciences, Inc. (A)(B)	59,299	3,683,061
Portola Pharmaceuticals, Inc. (A)	56,471	2,790,232
Prothena Corp. PLC (A)(B)	105,036	6,097,340
Spark Therapeutics, Inc. (A)(B)	48,757	3,944,441
Vertex Pharmaceuticals, Inc. (A)	49,102	7,180,185
Health care equipment and supplies 0.8%
Insulet Corp. (A)	80,694	4,745,614
2	JOHN HANCOCK Technical Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 0.9%
ICON PLC (A)	40,662	$4,833,085
Pharmaceuticals 2.9%
Aerie Pharmaceuticals, Inc. (A)	195,526	12,073,731
Sino Biopharmaceutical, Ltd.	3,791,403	4,433,590
Industrials 7.9%		45,021,569
Air freight and logistics 1.1%
XPO Logistics, Inc. (A)	93,331	6,472,505
Electrical equipment 1.1%
Mitsubishi Electric Corp.	377,554	6,461,268
Machinery 3.8%
FANUC Corp.	9,816	2,276,487
Harmonic Drive Systems, Inc. (B)	128,282	6,665,931
Komatsu, Ltd.	141,021	4,607,967
Oshkosh Corp.	55,882	5,116,556
WEG SA	442,089	2,875,815
Road and rail 1.2%
Heartland Express, Inc.	106,182	2,264,862
Old Dominion Freight Line, Inc.	36,754	4,452,012
Trading companies and distributors 0.7%
United Rentals, Inc. (A)	27,058	3,828,166
Information technology 58.5%		335,139,315
Communications equipment 1.0%
Lumentum Holdings, Inc. (A)(B)	51,135	3,229,175
Palo Alto Networks, Inc. (A)	19,516	2,872,755
Electronic equipment, instruments and components 5.4%
AAC Technologies Holdings, Inc.	267,751	4,909,781
Coherent, Inc. (A)	21,236	5,578,910
Keysight Technologies, Inc. (A)	97,804	4,368,905
Universal Display Corp. (B)	66,235	9,703,428
Zebra Technologies Corp., Class A (A)	55,947	6,489,293
Internet software and services 25.2%
58.com, Inc., ADR (A)	96,592	6,488,085
Alibaba Group Holding, Ltd., ADR (A)	63,274	11,698,730
Alphabet, Inc., Class A (A)	5,265	5,438,956
Baidu, Inc., ADR (A)	15,359	3,746,674
Baozun, Inc., ADR (A)(B)	181,160	5,686,612
Box, Inc., Class A (A)	94,924	2,083,582
CoStar Group, Inc. (A)	46,064	13,623,428
Facebook, Inc., Class A (A)	81,888	14,744,753
GrubHub, Inc. (A)	71,126	4,340,109
InterActiveCorp (A)	48,585	6,269,894
Just Eat PLC (A)	439,655	4,554,842
LogMeIn, Inc.	35,228	4,264,349
Match Group, Inc. (A)(B)	457,261	12,227,159
Okta, Inc. (A)	38,188	1,104,397
Q2 Holdings, Inc. (A)	73,292	3,118,575
SINA Corp. (A)	68,929	7,420,207
The Trade Desk, Inc., Class A (A)(B)	114,268	7,532,547
Weibo Corp., ADR (A)(B)	102,999	9,542,857
Yandex NV, Class A (A)	416,292	14,083,155
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Technical Opportunities Fund	3

	Shares	Value
Information technology (continued)
Internet software and services (continued)
Zillow Group, Inc., Class C (A)(B)	151,943	$6,272,207
IT services 2.4%
CoreLogic, Inc. (A)	39,269	1,841,716
GMO Payment Gateway, Inc. (B)	77,995	5,706,638
PayPal Holdings, Inc. (A)	83,193	6,036,484
Semiconductors and semiconductor equipment 11.6%
Advanced Micro Devices, Inc. (A)(B)	1,065,654	11,706,209
Applied Materials, Inc.	110,860	6,255,830
Lam Research Corp.	31,025	6,470,884
Microchip Technology, Inc.	62,851	5,958,275
NVIDIA Corp.	101,268	20,943,235
ON Semiconductor Corp. (A)	361,849	7,714,621
Renesas Electronics Corp. (A)	555,467	7,181,679
Software 12.9%
Activision Blizzard, Inc.	74,688	4,891,317
Callidus Software, Inc. (A)	182,570	4,628,150
HubSpot, Inc. (A)	114,813	9,937,065
Nintendo Company, Ltd.	50,830	19,720,086
Proofpoint, Inc. (A)(B)	49,634	4,586,678
salesforce.com, Inc. (A)	60,207	6,161,584
ServiceNow, Inc. (A)	49,576	6,264,919
Workday, Inc., Class A (A)	38,396	4,261,572
Zendesk, Inc. (A)	131,822	4,086,482
Zynga, Inc., Class A (A)	2,408,340	9,392,526
Materials 0.8%		4,739,809
Chemicals 0.4%
PolyOne Corp.	56,767	2,615,256
Metals and mining 0.4%
Lithium Americas Corp. (A)(B)	1,305,184	2,124,553
Real estate 0.5%		3,093,459
Real estate management and development 0.5%
Guangzhou R&F Properties Company, Ltd., H Shares	1,450,750	3,093,459

	Yield (%)	Shares	Value
Securities lending collateral 13.0%			$74,629,195
(Cost $74,630,312)
John Hancock Collateral Trust (C)	1.1946(D)	7,458,743	74,629,195

	Par value^	Value
Short-term investments 1.8%		$10,100,000
(Cost $10,100,000)
Repurchase agreement 1.8%		10,100,000
Bank of America Tri-Party Repurchase Agreement dated 10-31-17 at 1.07% to be repurchased at $10,100,300 on 11-1-17, collateralized by $9,555,968 General National Mortgage Association, 3.092% - 4.558% due 1-20-63 to 9-20-67 (valued at $10,302,001, including interest)	10,100,000	10,100,000

Total investments (Cost $572,217,638) 113.2%	$648,084,966
Other assets and liabilities, net (13.2%)	(75,493,905)
Total net assets 100.0%	$572,591,061

4	JOHN HANCOCK Technical Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 10-31-17. The value of securities on loan amounted to $72,487,764.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 10-31-17.
The fund had the following country composition as a percentage of net assets on 10-31-17:
United States	68.7%
Japan	11.4%
China	10.4%
Russia	3.3%
Hong Kong	2.5%
Ireland	2.0%
Other countries	1.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Technical Opportunities Fund	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$66,089,046	$48,956,106	$17,132,940	—
Consumer staples	10,637,820	4,243,287	6,394,533	—
Financials	36,944,475	36,944,475	—	—
Health care	61,690,278	57,256,688	4,433,590	—
Industrials	45,021,569	25,009,916	20,011,653	—
Information technology	335,139,315	293,066,289	42,073,026	—
Materials	4,739,809	4,739,809	—	—
Real estate	3,093,459	—	3,093,459	—
Securities lending collateral	74,629,195	74,629,195	—	—
Short-term investments	10,100,000	—	10,100,000	—
Total investments in securities	$648,084,966	$544,845,765	$103,239,201	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q1	10/17
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		12/17

John Hancock

Global Income Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 39.7%					$103,801,104
(Cost $101,788,607)
Angola 0.5%					1,366,182
Republic of Angola
Bond	9.500	11-12-25		452,000	492,002
Bond (A)	9.500	11-12-25		802,000	874,180
Argentina 3.8%					9,966,089
Provincia del Chaco Bond	9.375	08-18-24		247,000	263,742
Republic of Argentina
Bond	2.260	12-31-38	EUR	2,302,000	1,904,711
Bond	7.820	12-31-33	EUR	1,518,752	2,032,451
Bond	7.820	12-31-33	EUR	3,980,150	5,280,023
GDP-Linked Note (B)	4.690*	12-15-35	EUR	3,786,378	485,162
Azerbaijan 0.6%					1,650,838
Republic of Azerbaijan
Bond (A)	4.750	03-18-24		1,058,000	1,088,248
Bond	4.750	03-18-24		547,000	562,590
Bahrain 0.2%					569,268
Kingdom of Bahrain Bond (A)	7.000	10-12-28		554,000	569,268
Brazil 1.9%					4,863,547
Brazil Minas SPE Bond	5.333	02-15-28		3,122,000	3,176,635
Federative Republic of Brazil
Bond	5.000	01-27-45		1,111,000	1,028,101
Note	10.000	01-01-23	BRL	2,050,000	658,811
Cameroon 0.5%					1,348,712
Republic of Cameroon Bond (A)	9.500	11-19-25		1,138,000	1,348,712
Colombia 1.8%					4,607,280
Bogota Distrito Capital Bond	9.750	07-26-28	COP	1,695,000,000	596,193
Republic of Colombia
Bond	4.000	02-26-24		1,032,000	1,074,312
Bond	4.500	01-28-26		1,111,000	1,183,771
Bond	5.000	06-15-45		1,113,000	1,144,999
Bond	10.375	01-28-33		391,000	608,005
Costa Rica 1.0%					2,544,892
Republic of Costa Rica
Bond	4.250	01-26-23		1,297,000	1,282,409
Bond (A)	5.625	04-30-43		86,000	77,185
Bond (A)	7.000	04-04-44		182,000	189,735
Bond	7.158	03-12-45		937,000	995,563
Croatia 0.5%					1,272,963
Republic of Croatia Bond (A)	5.500	04-04-23		1,153,000	1,272,963
Dominican Republic 1.9%					4,854,834
Government of Dominican Republic
Bond	5.500	01-27-25		473,000	501,971
Bond (A)	5.875	04-18-24		244,000	265,655
Bond (A)	5.950	01-25-27		301,000	324,027
2	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond	6.600	01-28-24		1,368,000	$1,544,130
Bond	6.875	01-29-26		753,000	860,551
Bond (A)	7.450	04-30-44		1,144,000	1,358,500
Ecuador 1.1%					2,762,561
Republic of Ecuador
Bond	7.950	06-20-24		1,480,000	1,494,800
Bond (A)	8.875	10-23-27		1,243,000	1,267,761
Egypt 0.6%					1,592,431
Arab Republic of Egypt
Bond	6.125	01-31-22		885,000	922,836
Bond (A)	8.500	01-31-47		592,000	669,595
El Salvador 0.6%					1,646,029
Republic of El Salvador
Bond	5.875	01-30-25		532,000	525,350
Bond	7.375	12-01-19		283,000	293,613
Bond	7.625	02-01-41		168,000	175,140
Bond	8.250	04-10-32		501,000	557,363
Bond (A)	8.250	04-10-32		85,000	94,563
Ethiopia 0.2%					453,200
Federal Democratic Republic of Ethiopia Bond (A)	6.625	12-11-24		440,000	453,200
Gabon 1.0%					2,563,217
Republic of Gabon
Bond (A)	6.950	06-16-25		2,079,000	2,081,541
Bond	8.200	12-12-17		480,000	481,676
Georgia 0.1%					384,174
Republic of Georgia Bond (A)	6.875	04-12-21		343,000	384,174
Ghana 0.2%					433,954
Republic of Ghana Bond	8.125	01-18-26		400,000	433,954
Honduras 0.2%					448,602
Republic of Honduras Bond (A)	6.250	01-19-27		416,000	448,602
Indonesia 1.6%					4,144,734
Republic of Indonesia
Bond (A)	3.850	07-18-27		495,000	509,766
Bond	4.125	01-15-25		446,000	466,999
Bond	4.750	01-08-26		1,857,000	2,021,853
Bond	5.250	01-17-42		285,000	318,215
Bond	6.750	01-15-44		158,000	211,818
Bond	7.000	05-15-27	IDR	8,220,000,000	616,083
Iraq 1.9%					5,043,445
Republic of Iraq
Bond	5.800	01-15-28		4,240,000	3,993,427
Bond (A)	6.752	03-09-23		1,048,000	1,050,018
Ivory Coast 1.1%					2,824,387
Republic of Ivory Coast
Bond (A)	5.125	06-15-25	EUR	390,000	479,916
Bond (A)	5.375	07-23-24		404,000	407,838
Bond	5.375	07-23-24		200,000	201,838
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	3

	Rate (%)	Maturity date		Par value^	Value
Ivory Coast (continued)
Bond	5.750	12-31-32		286,605	$281,366
Bond (A)(C)	5.750	12-31-32		236,425	233,096
Bond (A)	6.125	06-15-33		745,000	734,568
Bond	6.375	03-03-28		468,000	485,765
Jamaica 0.2%					482,936
Government of Jamaica Bond	7.625	07-09-25		400,000	482,936
Jordan 0.2%					450,000
Kingdom of Jordan
Bond (A)	5.750	01-31-27		222,000	222,000
Bond	5.750	01-31-27		228,000	228,000
Kenya 0.3%					885,398
Republic of Kenya Bond (A)	6.875	06-24-24		852,000	885,398
Lebanon 1.3%					3,353,260
Republic of Lebanon
Bond	6.100	10-04-22		830,000	820,133
Bond	6.375	03-09-20		948,000	963,595
Bond	6.750	11-29-27		259,000	249,419
Bond	6.850	03-23-27		1,356,000	1,320,113
Mexico 0.5%					1,311,883
Government of Mexico
Bond	4.150	03-28-27		375,000	389,813
Bond	4.600	01-23-46		441,000	430,301
Bond	4.750	03-08-44		161,000	160,899
Bond	10.000	12-05-24	MXN	5,469,500	330,870
Montenegro 0.1%					273,454
Republic of Montenegro Bond (A)	5.750	03-10-21	EUR	215,000	273,454
Nigeria 0.2%					552,943
Federal Republic of Nigeria
Bond (A)	6.375	07-12-23		193,000	202,528
Bond (A)	7.875	02-16-32		319,000	350,415
Oman 0.7%					1,920,571
Sultanate of Oman
Bond	3.625	06-15-21		770,000	774,051
Bond (A)	6.500	03-08-47		1,114,000	1,146,520
Panama 0.7%					1,808,740
Republic of Panama
Bond	6.700	01-26-36		493,000	650,760
Bond	8.125	04-28-34		330,000	448,800
Bond	9.375	04-01-29		472,000	709,180
Paraguay 0.3%					751,765
Republic of Paraguay Bond (A)	6.100	08-11-44		658,000	751,765
Peru 0.4%					1,062,550
Republic of Peru Bond	6.550	03-14-37		790,000	1,062,550
Qatar 0.5%					1,376,873
Government of Qatar
4	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Qatar (continued)
Bond (A)	3.250	06-02-26		134,000	$130,918
Bond (A)	4.500	01-20-22		1,181,000	1,245,955
Russia 0.7%					1,813,646
Government of Russia
Bond	4.750	05-27-26		800,000	844,373
Bond	7.400	12-07-22	RUB	41,610,000	712,415
Bond	7.500	02-27-19	RUB	14,990,000	256,858
Senegal 0.4%					1,084,299
Republic of Senegal Bond (A)	6.250	05-23-33		1,049,000	1,084,299
South Africa 2.3%					6,040,524
Republic of South Africa
Bond	4.300	10-12-28		1,748,000	1,616,900
Bond	4.665	01-17-24		640,000	648,443
Bond	4.875	04-14-26		520,000	516,872
Bond	5.875	09-16-25		1,080,000	1,151,226
Bond	6.250	03-31-36	ZAR	14,200,000	692,879
Bond	10.500	12-21-26	ZAR	18,458,000	1,414,204
Sri Lanka 0.8%					2,020,900
Republic of Sri Lanka
Bond (A)	5.875	07-25-22		1,185,000	1,264,988
Bond	6.250	10-04-20		78,000	83,261
Bond (A)	6.850	11-03-25		606,000	672,651
Turkey 2.9%					7,594,750
Republic of Turkey
Bond	3.250	03-23-23		2,105,000	1,984,720
Bond	5.750	03-22-24		420,000	442,267
Bond	5.750	05-11-47		1,235,000	1,176,955
Bond	6.000	03-25-27		363,000	382,312
Bond	6.625	02-17-45		845,000	902,480
Bond	6.875	03-17-36		627,000	690,528
Bond	7.000	03-11-19		404,000	425,412
Bond	7.375	02-05-25		346,000	396,646
Bond	11.000	03-02-22	TRY	4,677,000	1,193,430
Ukraine 3.7%					9,824,357
Republic of Ukraine
Bond (C)	0.000	05-31-40		2,630,000	1,499,626
Bond (A)	7.375	09-25-32		2,055,000	2,025,967
Bond (A)	7.750	09-01-20		420,000	447,741
Bond	7.750	09-01-20		123,000	131,114
Bond (A)	7.750	09-01-21		94,000	100,349
Bond (A)	7.750	09-01-22		387,000	413,589
Bond (A)	7.750	09-01-23		617,000	654,816
Bond (A)	7.750	09-01-24		1,509,000	1,581,728
Bond	7.750	09-01-24		632,000	662,146
Bond (A)	7.750	09-01-26		403,000	415,517
Bond	7.750	09-01-26		200,000	206,556
Bond (A)	7.750	09-01-27		1,636,000	1,685,208
Uruguay 1.1%					2,991,210
Republic of Uruguay
Bond	4.375	10-27-27		2,297,000	2,483,057
Bond	5.000	09-14-18	UYU	6,200,000	508,153
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	5

	Rate (%)	Maturity date	Par value^	Value
Venezuela 0.8%				$2,073,712
Republic of Venezuela
Bond	7.000	03-31-38	590,000	191,750
Bond (D)	7.750	10-13-19	3,664,600	1,722,362
Bond	13.625	08-15-18	240,000	159,600
Zambia 0.3%				785,994
Republic of Zambia
Bond (A)	5.375	09-20-22	89,000	85,013

Bond (A)	8.500	04-14-24	655,000	700,981
Corporate bonds 52.9%				$138,406,521
(Cost $137,884,460)
Argentina 0.2%				583,141
Pampa Energia SA (A)	7.375	07-21-23	242,000	264,627
Pampa Energia SA (A)	7.500	01-24-27	292,000	318,514
Austria 0.0%				96,250
ESAL GmbH (A)	6.250	02-05-23	100,000	96,250
Azerbaijan 0.9%				2,234,304
Southern Gas Corridor CJSC	6.875	03-24-26	473,000	534,490
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	841,000	844,446
State Oil Company of the Azerbaijan Republic	6.950	03-18-30	779,000	855,368
Bermuda 0.1%				308,676
Geopark, Ltd. (A)	6.500	09-21-24	301,000	308,676
Brazil 1.6%				4,263,907
Brazil Loan Trust 1	5.477	07-24-23	170,252	177,573
Brazil Loan Trust 1 (A)	5.477	07-24-23	1,144,620	1,193,839
Petrobras Global Finance BV	6.250	03-17-24	752,000	806,407
Petrobras Global Finance BV	7.375	01-17-27	284,000	315,240
Petrobras Global Finance BV	8.750	05-23-26	1,462,000	1,770,848
Canada 1.2%				3,170,419
Cascades, Inc. (A)	5.500	07-15-22	945,000	973,350
Mercer International, Inc.	7.750	12-01-22	640,000	678,400
Norbord, Inc. (A)	6.250	04-15-23	765,000	840,544
Quebecor Media, Inc.	5.750	01-15-23	625,000	678,125
Chile 0.1%				171,330
Banco del Estado de Chile (A)	3.875	02-08-22	164,000	171,330
China 0.7%				1,908,924
Sinopec Group Overseas Development 2014, Ltd.	4.375	04-10-24	1,414,000	1,521,861
Three Gorges Finance I Cayman Islands, Ltd. (A)	3.150	06-02-26	389,000	387,063
Costa Rica 0.2%				504,158
Banco Nacional de Costa Rica (A)	5.875	04-25-21	485,000	504,158
Ecuador 0.1%				245,208
Petroamazonas EP (A)	4.625	02-16-20	253,000	245,208
France 0.2%				494,500
SFR Group SA (A)	7.375	05-01-26	460,000	494,500
Germany 0.3%				655,221
Unitymedia GmbH (A)	6.125	01-15-25	615,000	655,221
Indonesia 0.9%				2,219,022
Indo Energy Finance II BV	6.375	01-24-23	110,000	110,873
6	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Pertamina Persero PT	6.450	05-30-44		1,180,000	$1,423,731
Perusahaan Listrik Negara PT	5.250	10-24-42		650,000	684,418
Ireland 0.6%					1,675,369
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		800,000	849,000
Mallinckrodt International Finance SA (A)	5.625	10-15-23		885,000	826,369
Italy 0.3%					785,061
Wind Tre SpA (A)	5.000	01-20-26		780,000	785,061
Jamaica 0.1%					186,615
Digicel Group, Ltd. (A)	7.125	04-01-22		198,000	186,615
Kazakhstan 0.8%					1,959,696
KazAgro National Management Holding JSC (A)	4.625	05-24-23		402,000	406,125
KazMunayGas National Company JSC (A)	6.375	04-09-21		501,000	548,595
KazMunayGas National Company JSC	7.000	05-05-20		247,000	269,288
KazTransGas JSC (A)	4.375	09-26-27		745,000	735,688
Luxembourg 1.5%					4,046,890
Adecoagro SA (A)	6.000	09-21-27		275,000	276,513
Cosan Luxembourg SA (A)	7.000	01-20-27		230,000	249,320
Dana Financing Luxembourg Sarl (A)	6.500	06-01-26		995,000	1,082,063
Intelsat Jackson Holdings SA	5.500	08-01-23		995,000	849,481
Minerva Luxembourg SA (A)	6.500	09-20-26		398,000	412,049
Rumo Luxembourg Sarl (A)	7.375	02-09-24		163,000	177,589
Trinseo Materials Operating SCA (A)	5.375	09-01-25		950,000	999,875
Malaysia 1.1%					2,971,985
1MDB Global Investments, Ltd.	4.400	03-09-23		3,100,000	2,971,985
Mexico 3.1%					8,064,802
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		758,000	754,210
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		857,000	852,715
Comision Federal de Electricidad (A)	4.875	01-15-24		295,000	315,281
Petroleos Mexicanos	4.500	01-23-26		191,000	188,307
Petroleos Mexicanos	5.500	01-21-21		40,000	42,500
Petroleos Mexicanos	5.625	01-23-46		981,000	894,182
Petroleos Mexicanos	6.375	02-04-21		275,000	299,035
Petroleos Mexicanos (A)	6.500	03-13-27		181,000	197,543
Petroleos Mexicanos	6.750	09-21-47		92,000	94,824
Petroleos Mexicanos	6.750	09-21-47		904,000	931,753
Petroleos Mexicanos (A)	6.750	09-21-47		1,689,000	1,740,852
Petroleos Mexicanos	6.875	08-04-26		1,156,000	1,299,806
Petroleos Mexicanos	7.470	11-12-26	MXN	5,380,000	249,258
Petroleos Mexicanos	9.500	09-15-27		154,000	204,536
Netherlands 0.9%					2,376,440
IHS Netherlands Holdco BV (A)	9.500	10-27-21		307,000	326,125
Marfrig Holdings Europe BV (A)	8.000	06-08-23		232,000	242,440
UPC Holding BV (A)	5.500	01-15-28		380,000	378,100
UPCB Finance IV, Ltd. (A)	5.375	01-15-25		710,000	725,975
Ziggo Secured Finance BV (A)	5.500	01-15-27		690,000	703,800
Russia 0.4%					1,155,633
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (A)	5.500	02-26-24		1,130,000	1,155,633
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	7

	Rate (%)	Maturity date	Par value^	Value
Singapore 0.0%				$31,270
Indika Energy Capital II Pte, Ltd. (A)	6.875	04-10-22	30,000	31,270
South Africa 0.1%				145,372
Eskom Holdings SOC, Ltd. (A)	5.750	01-26-21	72,000	72,720
Eskom Holdings SOC, Ltd. (A)	7.125	02-11-25	71,000	72,652
Switzerland 0.1%				128,906
Transocean, Inc. (A)	7.500	01-15-26	125,000	128,906
Turkey 0.1%				130,350
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%)	6.125	05-24-27	132,000	130,350
United Kingdom 0.6%				1,633,098
Tullow Oil PLC	6.250	04-15-22	331,000	330,173
Vedanta Resources PLC (A)	6.125	08-09-24	349,000	356,068
Vedanta Resources PLC (A)	6.375	07-30-22	64,000	66,957
Virgin Media Finance PLC (A)	6.000	10-15-24	840,000	879,900
United States 36.1%				94,570,644
AECOM	5.125	03-15-27	700,000	720,125
Albertsons Companies LLC	6.625	06-15-24	395,000	371,300
Allison Transmission, Inc. (A)	4.750	10-01-27	520,000	525,200
AMC Entertainment Holdings, Inc.	5.750	06-15-25	935,000	909,288
AMC Networks, Inc.	4.750	08-01-25	600,000	599,250
Artesyn Embedded Technologies, Inc. (A)	9.750	10-15-20	255,000	256,913
Axalta Coating Systems LLC (A)	4.875	08-15-24	325,000	339,625
Beacon Escrow Corp. (A)	4.875	11-01-25	275,000	278,781
Block Communications, Inc. (A)	6.875	02-15-25	1,150,000	1,242,000
Boise Cascade Company (A)	5.625	09-01-24	745,000	774,800
Boyd Gaming Corp.	6.375	04-01-26	360,000	395,100
BWAY Holding Company (A)	7.250	04-15-25	400,000	415,000
Cablevision Systems Corp.	5.875	09-15-22	1,190,000	1,224,213
Callon Petroleum Company	6.125	10-01-24	490,000	509,600
Calpine Corp.	5.750	01-15-25	1,025,000	973,109
CCO Holdings LLC (A)	5.125	05-01-27	715,000	721,256
CCO Holdings LLC (A)	5.500	05-01-26	1,110,000	1,137,750
CenturyLink, Inc.	5.625	04-01-25	460,000	448,500
CF Industries, Inc.	5.150	03-15-34	1,390,000	1,386,525
Chobani LLC (A)	7.500	04-15-25	665,000	722,356
Cinemark USA, Inc.	4.875	06-01-23	820,000	835,375
Cleaver-Brooks, Inc. (A)	8.750	12-15-19	481,000	492,424
Coeur Mining, Inc.	5.875	06-01-24	655,000	655,000
Commercial Metals Company	5.375	07-15-27	395,000	407,838
Community Health Systems, Inc.	6.250	03-31-23	900,000	864,000
Continental Resources, Inc.	4.900	06-01-44	840,000	782,250
Continental Resources, Inc.	5.000	09-15-22	815,000	824,169
Cott Holdings, Inc. (A)	5.500	04-01-25	525,000	541,406
Covanta Holding Corp.	5.875	07-01-25	1,025,000	1,014,750
Dean Foods Company (A)	6.500	03-15-23	630,000	631,575
Diamondback Energy, Inc.	4.750	11-01-24	680,000	691,900
Diebold Nixdorf, Inc.	8.500	04-15-24	320,000	336,800
DISH DBS Corp.	7.750	07-01-26	1,980,000	2,165,625
Dynegy, Inc. (A)	8.000	01-15-25	1,080,000	1,181,250
Dynegy, Inc. (A)	8.125	01-30-26	360,000	399,600
Eldorado Resorts, Inc.	6.000	04-01-25	425,000	448,375
Endo Finance LLC (A)	6.000	02-01-25	745,000	592,275
8	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Energizer Holdings, Inc. (A)	5.500	06-15-25	785,000	$824,250
Envision Healthcare Corp.	5.625	07-15-22	265,000	269,638
Envision Healthcare Corp. (A)	6.250	12-01-24	320,000	332,400
EP Energy LLC	6.375	06-15-23	905,000	538,475
EP Energy LLC (A)	8.000	02-15-25	665,000	492,100
EP Energy LLC	9.375	05-01-20	340,000	285,495
Flex Acquisition Company, Inc. (A)	6.875	01-15-25	385,000	397,994
Frontier Communications Corp.	9.000	08-15-31	1,319,000	1,028,820
FTS International, Inc.	6.250	05-01-22	640,000	620,800
Gates Global LLC (A)	6.000	07-15-22	650,000	668,688
GCI, Inc.	6.875	04-15-25	285,000	308,513
GenOn Energy, Inc. (D)	9.500	10-15-18	1,750,000	1,233,750
Golden Nugget, Inc. (A)	6.750	10-15-24	580,000	590,150
Gray Television, Inc. (A)	5.875	07-15-26	985,000	1,009,625
Griffon Corp. (A)	5.250	03-01-22	440,000	446,468
Griffon Corp.	5.250	03-01-22	725,000	735,658
HCA, Inc.	5.250	06-15-26	440,000	468,050
HCA, Inc.	5.375	02-01-25	710,000	730,192
HealthSouth Corp.	5.750	11-01-24	590,000	604,013
Hot Topic, Inc. (A)	9.250	06-15-21	320,000	265,600
Hughes Satellite Systems Corp.	6.625	08-01-26	515,000	543,325
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	830,000	896,400
JC Penney Corp., Inc.	7.400	04-01-37	635,000	387,350
Kaiser Aluminum Corp.	5.875	05-15-24	645,000	694,181
Laredo Petroleum, Inc.	5.625	01-15-22	525,000	534,844
Laredo Petroleum, Inc.	7.375	05-01-22	740,000	770,525
Level 3 Financing, Inc.	5.250	03-15-26	315,000	325,537
Levi Strauss & Company	5.000	05-01-25	530,000	557,136
Louisiana-Pacific Corp.	4.875	09-15-24	750,000	773,438
MasTec, Inc.	4.875	03-15-23	970,000	994,250
MGM Growth Properties Operating Partnership LP	4.500	09-01-26	565,000	567,119
MGM Resorts International	4.625	09-01-26	650,000	650,000
Murphy Oil Corp.	4.700	12-01-22	335,000	337,513
Murphy Oil Corp.	6.875	08-15-24	415,000	446,125
Nabors Industries, Inc. (E)	5.500	01-15-23	765,000	732,488
NCI Building Systems, Inc. (A)	8.250	01-15-23	580,000	621,325
NCR Corp.	5.000	07-15-22	325,000	332,313
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24	990,000	1,015,988
NRG Energy, Inc.	6.250	07-15-22	1,040,000	1,092,000
Nuance Communications, Inc. (A)	5.625	12-15-26	530,000	563,125
Oasis Petroleum, Inc. (E)	6.875	03-15-22	950,000	976,125
Parker Drilling Company	7.500	08-01-20	795,000	720,966
Park-Ohio Industries, Inc.	6.625	04-15-27	950,000	1,030,750
PetSmart, Inc. (A)	7.125	03-15-23	480,000	366,000
Pilgrim's Pride Corp. (A)	5.750	03-15-25	415,000	439,381
Pilgrim's Pride Corp. (A)	5.875	09-30-27	230,000	239,200
Pinnacle Entertainment, Inc.	5.625	05-01-24	645,000	665,963
Pinnacle Foods Finance LLC	5.875	01-15-24	725,000	772,125
Plastipak Holdings, Inc. (A)	6.250	10-15-25	605,000	616,344
Post Holdings, Inc. (A)	5.000	08-15-26	550,000	552,750
Post Holdings, Inc. (A)	5.500	03-01-25	635,000	660,400
PTC, Inc.	6.000	05-15-24	580,000	629,271
QEP Resources, Inc.	5.375	10-01-22	1,080,000	1,071,900
Range Resources Corp.	5.000	03-15-23	740,000	732,585
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Regal Entertainment Group	5.750	02-01-25	570,000	$581,400
Revlon Consumer Products Corp. (E)	5.750	02-15-21	545,000	467,338
Revlon Consumer Products Corp.	6.250	08-01-24	790,000	582,625
Rowan Companies, Inc. (E)	7.375	06-15-25	1,210,000	1,219,051
RSI Home Products, Inc. (A)	6.500	03-15-23	590,000	618,025
RSP Permian, Inc. (A)	5.250	01-15-25	505,000	513,838
Safeway, Inc.	7.250	02-01-31	800,000	692,000
Seagate HDD Cayman	4.875	06-01-27	1,465,000	1,433,722
SESI LLC	7.125	12-15-21	825,000	843,563
SESI LLC (A)	7.750	09-15-24	260,000	269,100
Signode Industrial Group Lux SA (A)	6.375	05-01-22	650,000	675,188
Sinclair Television Group, Inc. (A)	5.625	08-01-24	1,225,000	1,243,375
Sirius XM Radio, Inc. (A)	5.000	08-01-27	730,000	736,388
SM Energy Company	5.625	06-01-25	340,000	330,650
SM Energy Company (E)	6.125	11-15-22	650,000	653,250
Southwestern Energy Company	6.700	01-23-25	925,000	945,813
Spectrum Brands, Inc.	6.125	12-15-24	645,000	688,731
Sprint Capital Corp.	8.750	03-15-32	1,860,000	2,255,250
SPX FLOW, Inc. (A)	5.625	08-15-24	1,050,000	1,110,375
Standard Industries, Inc. (A)	5.375	11-15-24	630,000	664,587
Summit Materials LLC	6.125	07-15-23	395,000	409,813
Symantec Corp. (A)	5.000	04-15-25	560,000	585,200
Targa Resources Partners LP	4.250	11-15-23	590,000	587,050
Team Health Holdings, Inc. (A)	6.375	02-01-25	520,000	478,400
TEGNA, Inc.	6.375	10-15-23	930,000	986,963
Tenet Healthcare Corp. (A)	4.625	07-15-24	1,045,000	1,028,019
Tenet Healthcare Corp. (A)	5.125	05-01-25	270,000	262,913
The EW Scripps Company (A)	5.125	05-15-25	1,100,000	1,130,250
The Fresh Market, Inc. (A)	9.750	05-01-23	750,000	423,750
T-Mobile USA, Inc.	5.375	04-15-27	630,000	681,975
T-Mobile USA, Inc.	6.500	01-15-26	600,000	663,822
Tops Holding LLC (A)	8.000	06-15-22	885,000	531,000
Tribune Media Company	5.875	07-15-22	1,260,000	1,307,250
U.S. Concrete, Inc.	6.375	06-01-24	590,000	634,250
Valeant Pharmaceuticals International, Inc. (A)	5.875	05-15-23	1,115,000	940,781
Valeant Pharmaceuticals International, Inc. (A)	6.500	03-15-22	405,000	429,806
Versum Materials, Inc. (A)	5.500	09-30-24	795,000	846,675
Welbilt, Inc.	9.500	02-15-24	540,000	617,625
West Corp. (A)	8.500	10-15-25	580,000	567,313
West Street Merger Sub, Inc. (A)	6.375	09-01-25	545,000	552,494
Western Digital Corp.	10.500	04-01-24	660,000	774,510
Windstream Services LLC	7.500	04-01-23	713,000	529,403
Wrangler Buyer Corp. (A)	6.000	10-01-25	285,000	291,413
Zayo Group LLC (A)	5.750	01-15-27	1,130,000	1,190,738
ZF North America Capital, Inc. (A)	4.750	04-29-25	590,000	620,238
Venezuela 0.6%				1,689,330
Petroleos de Venezuela SA	6.000	05-16-24	4,730,500	1,312,714

Petroleos de Venezuela SA	9.750	05-17-35	1,052,000	376,616
Term loans (F) 3.7%				$9,600,145
(Cost $9,529,615)
United States 3.7%				9,600,145
Air Medical Group Holdings, Inc. (1 month LIBOR + 3.250%)	4.492	04-28-22	396,954	396,260
Albea Beauty Holdings SA (6 month LIBOR + 3.750%)	5.164	04-12-24	852,863	856,419
10	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Blount International, Inc. (1 month LIBOR + 4.250%)	5.464	04-12-23	1,036,094	$1,049,045
Filtration Group, Inc. (1 month LIBOR + 3.000%)	4.380	11-23-20	751,281	756,600
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.335	12-29-23	776,100	781,315
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	4.083	07-30-24	550,000	552,987
Gates Global LLC (3 month LIBOR + 3.250%)	4.583	04-01-24	711,127	715,664
INEOS Styrolution US Holding LLC (3 month LIBOR + 2.750%)	4.083	03-29-24	940,358	941,139
Lightstone LLC (1 month LIBOR + 4.500%)	5.742	01-30-24	50,725	50,899
Lightstone LLC (1 month LIBOR + 4.500%)	5.742	01-30-24	814,067	816,867
MacDermid, Inc. (1 month LIBOR + 2.500%)	3.742	06-07-20	925,934	933,073
Summit Materials LLC (1 month LIBOR + 2.750%)	3.992	07-18-22	703,800	707,615
Vertiv Group Corp. (1 month LIBOR + 4.000%)	5.242	11-30-23	708,804	713,680
Welbilt, Inc. (1 month LIBOR + 2.750%)	3.992	03-03-23	326,000	328,582

	Shares	Value
Common stocks 0.3%		$863,174
(Cost $4,222,068)
United States 0.3%		863,174
Denbury Resources, Inc. (B)	35,700	43,911
Gener8 Maritime, Inc. (B)	20	92
Midstates Petroleum Company, Inc. (B)	440	6,710

Quiksilver, Inc. (B)(G)	10,027	136,066
Vistra Energy Corp.	34,794	676,395
Rights 0.0%		$55,496
(Cost $296,900)
Tech Corp. (Expiration Date: 12-31-49) (B)(H)	73,994	55,496
Warrants 0.0%		$4,647
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (B)(H)	9,862	3,945
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (B)	3,117	702

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$846
(Cost $0)
United States 0.0%				846
Midstates Petroleum Company, Inc. (B)(G)	10.750	10-01-20	945,000	846

	Yield (%)	Shares	Value
Securities lending collateral 1.5%			$3,878,613
(Cost $3,878,737)
John Hancock Collateral Trust (I)	1.1946(J)	387,644	3,878,613

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 2.2%					$5,832,873
(Cost $5,832,437)
Foreign government 0.5%					1,417,445
Egypt Treasury Bill	15.269	06-19-18	EGP	13,850,000	705,318
Egypt Treasury Bill	17.712	12-26-17	EGP	12,600,000	695,510
Egypt Treasury Bill	18.182	12-19-17	EGP	300,000	16,617

	Yield (%)	Shares	Value
Money market funds 1.7%			4,415,428
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class	1.0323(J)	4,415,428	4,415,428

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	11

Total investments (Cost $263,432,824) 100.3%	$262,443,419
Other assets and liabilities, net (0.3%)	(819,389)
Total net assets 100.0%	$261,624,030

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $91,621,750 or 35.0% of the fund's net assets as of 10-31-17.
(B)	Non-income producing security.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Non-income producing - Issuer is in default.
(E)	A portion of this security is on loan as of 10-31-17. The value of securities on loan amounted to $3,780,701.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs.
(H)	Strike price and/or expiration date not available.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK Global Income Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	829,831	USD	264,000	Citigroup	11/3/2017	—	$(10,364)
BRL	829,831	USD	253,353	Citigroup	12/4/2017	—	(774)
EUR	10,150,633	USD	11,829,209	JPMorgan Chase & Co.	11/10/2017	—	(25)
EUR	25,723	USD	30,020	JPMorgan Chase & Co.	12/11/2017	$11	—
USD	507,356	COP	1,499,744,000	Citigroup	11/30/2017	15,705	—
USD	12,002,385	EUR	10,150,633	JPMorgan Chase & Co.	11/10/2017	173,201	—
USD	10,679,248	EUR	9,157,500	JPMorgan Chase & Co.	12/11/2017	—	(11,868)
USD	685,000	ZAR	9,748,852	JPMorgan Chase & Co.	11/17/2017	—	(2,606)
						$188,917	$(25,637)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase & Co.	United Mexican States	1.751%	600,000	USD	$ 600,000	1.000%	Quarterly	Jun 2026	$ (50,702)	$ 21,226	$ (29,476)
					$600,000				$(50,702)	$21,226	$(29,476)

Derivatives currency abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
USD	U.S. Dollar
ZAR	South African Rand
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Income Fund	13

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$103,801,104	—	$103,801,104	—
Corporate bonds	138,406,521	—	138,406,521	—
Term loans	9,600,145	—	9,600,145	—
Common stocks	863,174	$727,108	—	$136,066
Rights	55,496	—	55,496	—
Warrants	4,647	3,945	702	—
Escrow certificates	846	—	—	846
Securities lending collateral	3,878,613	3,878,613	—	—
Short-term investments	5,832,873	4,415,428	1,417,445	—
Total investments in securities	$262,443,419	$9,025,094	$253,281,413	$136,912
Derivatives:
Assets
Forward foreign currency contracts	$188,917	—	$188,917	—
Liabilities
Forward foreign currency contracts	(25,637)	—	(25,637)	—
Swap contracts	(29,476)	—	(29,476)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2017 to gain exposure to a security or credit index and as a substitute for securities purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q1	10/17
This report is for the information of the shareholders of John Hancock Global Income Fund.		12/17

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.9%					$9,153,980
(Cost $9,191,210)
U.S. Government Agency 0.9%					9,153,980
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.609%) (A)	1.944	05-01-43		996,196	1,026,569
30 Yr Pass Thru (12 month LIBOR + 1.624%) (A)	2.547	04-01-46		1,292,887	1,319,272
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.189	12-01-42		1,322,001	1,352,410
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	3.368	01-01-37		207,369	219,030
30 Yr Pass Thru (12 month LIBOR + 1.851%) (A)	2.770	03-01-42		178,454	187,126
Federal National Mortgage Association
30 Yr Pass Thru (B)	3.500	TBA		1,225,000	1,258,980
30 Yr Pass Thru (12 month LIBOR + 1.574%) (A)	3.324	04-01-37		835,982	863,947
30 Yr Pass Thru (12 month LIBOR + 1.583%) (A)	2.855	12-01-44		1,210,151	1,241,513
30 Yr Pass Thru (12 month LIBOR + 1.760%) (A)	3.453	10-01-38		403,538	419,602
30 Yr Pass Thru (12 month LIBOR + 1.763%) (A)	3.196	04-01-44		940,030	977,043
30 Yr Pass Thru (12 month LIBOR + 1.907%) (A)	3.407	01-01-37		34,608	36,737
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		142,514	154,248

30 Yr Pass Thru	6.000	08-15-35		85,306	97,503
Foreign government obligations 13.4%					$143,176,642
(Cost $141,976,514)
Angola 0.1%					1,134,489
Republic of Angola
Bond	9.500	11-12-25		861,000	937,199
Bond (C)	9.500	11-12-25		181,000	197,290
Argentina 0.8%					8,605,612
Provincia del Chaco
Bond	9.375	08-18-24		301,000	321,402
Republic of Argentina
Bond	4.740	12-31-38	EUR	4,074,000	3,370,892
Bond	7.820	12-31-33	EUR	3,322,734	4,434,941
GDP-Linked Note (D)	4.811*	12-15-35	EUR	3,733,431	478,377
Azerbaijan 0.1%					639,783
Republic of Azerbaijan
Bond (C)	4.750	03-18-24		622,000	639,783
Bahrain 0.0%					375,059
Kingdom of Bahrain
Bond (C)	7.000	10-12-28		365,000	375,059
Brazil 1.1%					11,417,808
Brazil Minas SPE
Bond	5.333	02-15-28		2,736,000	2,783,880
Bond (C)	5.333	02-15-28		119,000	121,083
Federative Republic of Brazil
Bond	5.000	01-27-45		760,000	703,291
Bond	5.625	01-07-41		675,000	684,113
Bond	5.625	02-21-47		188,000	191,572
Bond	8.250	01-20-34		152,000	197,524
Note	10.000	01-01-21	BRL	7,990,000	2,588,896
Note	10.000	01-01-23	BRL	3,545,000	1,139,261
Note	10.000	01-01-25	BRL	8,450,000	2,697,912
Note	10.000	01-01-27	BRL	974,000	310,276
Cameroon 0.1%					997,868
Republic of Cameroon
2	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Cameroon (continued)
Bond (C)	9.500	11-19-25		642,000	$760,873
Bond	9.500	11-19-25		200,000	236,995
Chile 0.1%					1,170,078
Republic of Chile
Bond	4.500	02-28-21	CLP	720,000,000	1,170,078
Colombia 0.9%					9,508,363
Bogota Distrito Capital
Bond	9.750	07-26-28	COP	831,000,000	292,293
Republic of Colombia
Bond	2.625	03-15-23		263,000	258,003
Bond	4.375	03-21-23	COP	8,350,000,000	2,588,474
Bond	4.500	01-28-26		1,469,000	1,565,220
Bond	5.000	06-15-45		810,000	833,288
Bond	7.750	04-14-21	COP	8,200,000,000	2,867,357
Bond	8.125	05-21-24		165,000	209,138
Bond	9.850	06-28-27	COP	1,120,000,000	462,300
Bond	10.375	01-28-33		278,000	432,290
Costa Rica 0.2%					2,522,428
Republic of Costa Rica
Bond	4.250	01-26-23		1,454,000	1,437,643
Bond (C)	4.375	04-30-25		428,000	419,440
Bond	4.375	04-30-25		430,000	421,400
Bond (C)	7.000	04-04-44		234,000	243,945
Croatia 0.1%					763,962
Republic of Croatia
Bond	5.500	04-04-23		200,000	220,778
Bond (C)	6.000	01-26-24		477,000	543,184
Dominican Republic 0.4%					3,981,189
Government of Dominican Republic
Bond	5.500	01-27-25		662,000	702,548
Bond (C)	5.875	04-18-24		93,000	101,254
Bond (C)	5.950	01-25-27		410,000	441,365
Bond	5.950	01-25-27		290,000	312,185
Bond	6.600	01-28-24		347,000	391,676
Bond	6.875	01-29-26		233,000	266,279
Bond (C)	7.450	04-30-44		1,447,000	1,718,313
Bond	7.500	05-06-21		43,000	47,569
Ecuador 0.2%					2,522,990
Republic of Ecuador
Bond	7.950	06-20-24		714,000	721,140
Bond (C)	8.875	10-23-27		1,124,000	1,149,840
Bond	10.750	03-28-22		577,000	652,010
Egypt 0.1%					1,486,723
Arab Republic of Egypt
Bond (C)	6.125	01-31-22		993,000	1,035,425
Bond (C)	8.500	01-31-47		399,000	451,298
El Salvador 0.1%					1,360,896
Republic of El Salvador
Bond	5.875	01-30-25		140,000	138,250
Bond (C)	6.375	01-18-27		73,000	72,635
Bond	6.375	01-18-27		169,000	168,155
Bond (C)	7.375	12-01-19		180,000	186,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	3

	Rate (%)	Maturity date		Par value^	Value
El Salvador (continued)
Bond	7.625	02-01-41		56,000	$58,380
Bond	7.650	06-15-35		505,000	526,463
Bond	8.250	04-10-32		189,000	210,263
Ethiopia 0.0%					291,490
Federal Democratic Republic of Ethiopia
Bond (C)	6.625	12-11-24		283,000	291,490
Gabon 0.2%					2,392,595
Republic of Gabon
Bond (C)	6.375	12-12-24		918,000	899,787
Bond	6.375	12-12-24		312,000	305,745
Bond (C)	6.950	06-16-25		914,000	915,117
Bond	8.200	12-12-17		271,000	271,946
Georgia 0.0%					258,729
Republic of Georgia
Bond (C)	6.875	04-12-21		231,000	258,729
Ghana 0.0%					483,456
Republic of Ghana
Bond	8.125	01-18-26		200,000	216,977
Bond	10.750	10-14-30		200,000	266,479
Honduras 0.0%					282,533
Republic of Honduras
Bond (C)	6.250	01-19-27		262,000	282,533
Hungary 0.0%					458,080
Republic of Hungary
Bond	5.375	02-21-23		409,000	458,080
Indonesia 1.0%					10,564,424
Republic of Indonesia
Bond (C)	3.850	07-18-27		1,339,000	1,378,942
Bond	5.250	01-17-42		673,000	753,588
Bond	5.375	10-17-23		225,000	253,275
Bond	5.875	01-15-24		787,000	903,578
Bond	6.750	01-15-44		101,000	135,595
Bond	7.875	04-15-19	IDR	13,940,000,000	1,056,929
Bond	8.250	05-15-36	IDR	17,100,000,000	1,371,853
Bond	8.375	09-15-26	IDR	58,330,000,000	4,710,664
Iraq 0.5%					4,836,763
Republic of Iraq
Bond	5.800	01-15-28		2,944,000	2,772,795
Bond (C)	6.752	03-09-23		2,060,000	2,063,968
Ivory Coast 0.3%					2,690,058
Republic of Ivory Coast
Bond (C)	5.125	06-15-25	EUR	440,000	541,443
Bond (C)	5.375	07-23-24		238,000	240,261
Bond	5.375	07-23-24		400,000	403,676
Bond (A)(C)	5.750	12-31-32		163,085	160,789
Bond (C)	6.125	06-15-33		212,000	209,031
Bond (C)	6.375	03-03-28		1,093,000	1,134,858
Jamaica 0.0%					374,250
Government of Jamaica
Bond	8.000	03-15-39		300,000	374,250
4	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Jordan 0.1%					$531,000
Kingdom of Jordan
Bond (C)	5.750	01-31-27		531,000	531,000
Kazakhstan 0.0%					222,443
Republic of Kazakhstan
Bond	5.125	07-21-25		200,000	222,443
Kenya 0.1%					876,631
Republic of Kenya
Bond (C)	5.875	06-24-19		505,000	520,756
Bond (C)	6.875	06-24-24		3,000	3,118
Bond	6.875	06-24-24		339,000	352,757
Lebanon 0.3%					3,124,048
Republic of Lebanon
Bond	6.100	10-04-22		642,000	634,765
Bond	6.250	11-04-24		1,056,000	1,017,336
Bond	6.375	03-09-20		12,000	12,197
Bond	6.400	05-26-23		373,000	372,256
Bond	6.600	11-27-26		122,000	117,654
Bond	6.750	11-29-27		166,000	159,859
Bond	6.850	03-23-27		832,000	809,981
Malaysia 0.2%					1,917,070
Government of Malaysia
Bond	3.418	08-15-22	MYR	8,240,000	1,917,070
Mexico 1.0%					10,767,316
Government of Mexico
Bond	3.600	01-30-25		564,000	571,050
Bond	4.125	01-21-26		200,000	208,400
Bond	4.150	03-28-27		1,272,000	1,322,244
Bond	4.600	01-23-46		248,000	241,983
Bond	4.750	03-08-44		115,000	114,928
Bond	5.750	03-05-26	MXN	27,360,000	1,295,949
Bond	6.500	06-10-21	MXN	19,860,000	1,017,543
Bond	7.500	06-03-27	MXN	4,010,000	211,926
Bond	8.500	12-13-18	MXN	5,650,000	298,969
Bond	8.500	11-18-38	MXN	28,980,000	1,668,382
Bond	10.000	12-05-24	MXN	63,080,000	3,815,942
Montenegro 0.0%					391,739
Republic of Montenegro
Bond (C)	5.750	03-10-21	EUR	308,000	391,739
Nigeria 0.0%					270,226
Federal Republic of Nigeria
Bond (C)	7.875	02-16-32		246,000	270,226
Oman 0.2%					1,588,955
Sultanate of Oman
Bond	3.625	06-15-21		521,000	523,741
Bond (C)	6.500	03-08-47		1,035,000	1,065,214
Panama 0.2%					1,742,070
Republic of Panama
Bond	3.875	03-17-28		1,590,000	1,661,550
Bond	6.700	01-26-36		61,000	80,520
Paraguay 0.1%					889,575
Republic of Paraguay
Bond	5.000	04-15-26		200,000	215,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	5

	Rate (%)	Maturity date		Par value^	Value
Paraguay (continued)
Bond (C)	6.100	08-11-44		590,000	$674,075
Peru 0.1%					597,220
Republic of Peru
Bond (C)	6.150	08-12-32	PEN	911,000	293,188
Bond (C)	6.350	08-12-28	PEN	920,000	304,032
Poland 0.6%					6,776,453
Republic of Poland
Bond	1.750	07-25-21	PLN	18,950,000	5,090,019
Bond	2.500	07-25-26	PLN	6,570,000	1,686,434
Qatar 0.1%					924,545
Government of Qatar
Bond (C)	3.250	06-02-26		90,000	87,930
Bond (C)	4.500	01-20-22		793,000	836,615
Russia 0.7%					7,138,991
Government of Russia
Bond	3.500	01-16-19		600,000	607,784
Bond	4.750	05-27-26		600,000	633,280
Bond	6.200	01-31-18	RUB	40,150,000	684,133
Bond	6.400	05-27-20	RUB	8,980,000	150,516
Bond	6.800	12-11-19	RUB	3,850,000	65,209
Bond	7.050	01-19-28	RUB	108,470,000	1,799,270
Bond	7.400	12-07-22	RUB	44,620,000	763,950
Bond	7.750	09-16-26	RUB	106,090,000	1,845,527
Bond	8.500	09-17-31	RUB	31,837,000	589,322
Senegal 0.1%					782,473
Republic of Senegal
Bond (C)	6.250	05-23-33		757,000	782,473
South Africa 0.8%					8,734,669
Republic of South Africa
Bond	4.300	10-12-28		1,791,000	1,656,675
Bond	4.875	04-14-26		281,000	279,310
Bond	5.875	09-16-25		965,000	1,028,642
Bond	6.250	03-31-36	ZAR	10,980,000	535,761
Bond	7.000	02-28-31	ZAR	82,875,000	4,670,372
Bond	7.250	01-15-20	ZAR	2,080,000	145,465
Bond	8.750	02-28-48	ZAR	6,332,000	390,096
Bond	10.500	12-21-26	ZAR	370,000	28,348
Sri Lanka 0.2%					1,612,315
Republic of Sri Lanka
Bond (C)	5.875	07-25-22		329,000	351,208
Bond (C)	6.125	06-03-25		393,000	419,370
Bond	6.250	10-04-20		307,000	327,769
Bond	6.250	07-27-21		477,000	513,968
Thailand 0.1%					1,261,576
Kingdom of Thailand
Bond	3.850	12-12-25	THB	18,590,000	623,912
Bond	4.875	06-22-29	THB	17,150,000	637,664
Turkey 0.9%					9,994,223
Republic of Turkey
Bond	5.750	05-11-47		1,432,000	1,364,696
Bond	6.000	03-25-27		752,000	792,006
Bond	6.250	09-26-22		1,069,000	1,160,181
6	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Turkey (continued)
Bond	6.625	02-17-45		1,170,000	$1,249,588
Bond	6.875	03-17-36		744,000	819,382
Bond	8.500	09-14-22	TRY	8,730,000	2,022,820
Bond	8.800	11-14-18	TRY	369,000	93,866
Bond	10.600	02-11-26	TRY	602,000	149,392
Bond	10.700	02-17-21	TRY	8,790,000	2,211,631
Bond	11.000	02-24-27	TRY	511,000	130,661
Ukraine 0.8%					8,484,790
Republic of Ukraine
Bond (A)	0.000	05-31-40		2,923,000	1,666,695
Bond (C)	7.375	09-25-32		1,391,000	1,371,348
Bond (C)	7.750	09-01-20		340,000	362,457
Bond	7.750	09-01-20		129,000	137,510
Bond (C)	7.750	09-01-21		93,000	99,281
Bond (C)	7.750	09-01-22		2,000	2,137
Bond (C)	7.750	09-01-23		975,000	1,034,758
Bond	7.750	09-01-23		522,000	554,035
Bond (C)	7.750	09-01-24		478,000	501,038
Bond (C)	7.750	09-01-25		354,000	368,174
Bond (C)	7.750	09-01-26		104,000	107,230
Bond	7.750	09-01-26		209,000	215,851
Bond (C)	7.750	09-01-27		2,004,000	2,064,276
Uruguay 0.4%					3,781,395
Republic of Uruguay
Bond	4.125	11-20-45		197,000	194,045
Bond	4.375	10-27-27		1,158,000	1,251,798
Bond	5.000	09-14-18	UYU	39	1
Bond	5.100	06-18-50		640,865	687,328
Bond (C)	8.500	03-15-28	UYU	4,160,000	144,992
Bond	9.875	06-20-22	UYU	41,200,000	1,503,231
Venezuela 0.1%					1,198,030
Republic of Venezuela
Bond	7.000	03-31-38		470,000	152,750
Bond (E)	7.750	10-13-19		2,224,000	1,045,280
Zambia 0.0%					449,263
Republic of Zambia
Bond	5.375	09-20-22		374,000	357,245
Bond (C)	5.375	09-20-22		56,000	53,491

Bond (C)	8.500	04-14-24		36,000	38,527
Corporate bonds 37.0%					$396,783,204
(Cost $388,364,607)
Consumer discretionary 7.1%					75,839,409
Auto components 0.2%
Dana Financing Luxembourg Sarl (C)	6.500	06-01-26		1,120,000	1,218,000
Gates Global LLC (C)	6.000	07-15-22		810,000	833,288
ZF North America Capital, Inc. (C)	4.750	04-29-25		610,000	641,263
Automobiles 1.1%
Ford Motor Credit Company LLC	3.096	05-04-23		2,600,000	2,595,777
General Motors Financial Company, Inc.	4.300	07-13-25		2,925,000	3,031,066
Hyundai Capital America (C)	2.550	02-06-19		3,175,000	3,180,468
Hyundai Capital America (C)	3.250	09-20-22		2,525,000	2,540,113
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.8%
Boyd Gaming Corp.	6.375	04-01-26	385,000	$422,538
Darden Restaurants, Inc.	3.850	05-01-27	4,225,000	4,313,899
Eldorado Resorts, Inc.	6.000	04-01-25	465,000	490,575
Golden Nugget, Inc. (C)	6.750	10-15-24	690,000	702,075
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	970,000	1,047,600
MGM Growth Properties Operating Partnership LP	4.500	09-01-26	665,000	667,494
MGM Resorts International	4.625	09-01-26	685,000	685,000
Pinnacle Entertainment, Inc.	5.625	05-01-24	755,000	779,538
Household durables 0.4%
Newell Brands, Inc.	3.850	04-01-23	2,900,000	3,041,887
RSI Home Products, Inc. (C)	6.500	03-15-23	690,000	722,775
Internet and direct marketing retail 0.2%
Amazon.com, Inc. (C)	4.050	08-22-47	2,500,000	2,579,287
Media 3.9%
21st Century Fox America, Inc.	6.650	11-15-37	1,435,000	1,901,753
AMC Entertainment Holdings, Inc.	5.750	06-15-25	1,105,000	1,074,613
AMC Networks, Inc.	4.750	08-01-25	715,000	714,106
Block Communications, Inc. (C)	6.875	02-15-25	1,335,000	1,441,800
Cablevision Systems Corp.	5.875	09-15-22	1,380,000	1,419,675
CBS Corp.	4.850	07-01-42	2,425,000	2,528,179
CCO Holdings LLC (C)	5.125	05-01-27	795,000	801,956
CCO Holdings LLC (C)	5.500	05-01-26	1,270,000	1,301,750
Charter Communications Operating LLC (C)	5.375	05-01-47	2,525,000	2,554,452
Charter Communications Operating LLC	6.384	10-23-35	2,175,000	2,519,368
Cinemark USA, Inc.	4.875	06-01-23	970,000	988,188
Comcast Corp.	4.250	01-15-33	2,595,000	2,794,016
Cox Communications, Inc. (C)	3.500	08-15-27	2,625,000	2,596,046
DISH DBS Corp.	7.750	07-01-26	2,320,000	2,537,500
Gray Television, Inc. (C)	5.875	07-15-26	1,070,000	1,096,750
Nexstar Broadcasting, Inc. (C)	5.625	08-01-24	990,000	1,015,988
Omnicom Group, Inc.	3.650	11-01-24	2,625,000	2,699,571
Quebecor Media, Inc.	5.750	01-15-23	670,000	726,950
Regal Entertainment Group	5.750	02-01-25	675,000	688,500
Sinclair Television Group, Inc. (C)	5.625	08-01-24	1,280,000	1,299,200
Sirius XM Radio, Inc. (C)	5.000	08-01-27	835,000	842,306
TEGNA, Inc.	6.375	10-15-23	1,050,000	1,114,313
The EW Scripps Company (C)	5.125	05-15-25	1,175,000	1,207,313
The Interpublic Group of Companies, Inc.	3.750	02-15-23	2,450,000	2,547,191
Tribune Media Company	5.875	07-15-22	1,460,000	1,514,750
Unitymedia GmbH (C)	6.125	01-15-25	530,000	564,662
Virgin Media Finance PLC (C)	6.000	10-15-24	950,000	995,125
Multiline retail 0.3%
JC Penney Corp., Inc.	7.400	04-01-37	650,000	396,500
Macy's Retail Holdings, Inc.	3.875	01-15-22	2,625,000	2,600,595
Specialty retail 0.1%
PetSmart, Inc. (C)	7.125	03-15-23	500,000	381,250
Tops Holding LLC (C)	8.000	06-15-22	850,000	510,000
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (C)	9.250	06-15-21	380,000	315,400
Levi Strauss & Company	5.000	05-01-25	625,000	657,000
8	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 2.3%				$24,855,495
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	2,475,000	2,553,490
Cott Holdings, Inc. (C)	5.500	04-01-25	610,000	629,063
Dr. Pepper Snapple Group, Inc. (C)	3.430	06-15-27	2,075,000	2,086,120
Food and staples retailing 0.5%
Albertsons Companies LLC (F)	6.625	06-15-24	460,000	432,400
CVS Health Corp.	2.750	12-01-22	1,275,000	1,269,255
Safeway, Inc.	7.250	02-01-31	960,000	830,400
The Fresh Market, Inc. (C)	9.750	05-01-23	787,000	444,655
The Kroger Company	4.450	02-01-47	2,700,000	2,574,691
Food products 0.8%
Adecoagro SA (C)	6.000	09-21-27	391,000	393,151
Chobani LLC (C)	7.500	04-15-25	740,000	803,825
Dean Foods Company (C)	6.500	03-15-23	745,000	746,863
ESAL GmbH (C)	6.250	02-05-23	60,000	57,750
KazAgro National Management Holding JSC (C)	4.625	05-24-23	254,000	256,606
Kraft Heinz Foods Company (C)	4.875	02-15-25	1,475,000	1,577,555
Marfrig Holdings Europe BV (C)	8.000	06-08-23	145,000	151,525
Minerva Luxembourg SA (C)	6.500	09-20-26	259,000	268,143
Pilgrim's Pride Corp. (C)	5.750	03-15-25	490,000	518,788
Pilgrim's Pride Corp. (C)	5.875	09-30-27	270,000	280,800
Pinnacle Foods Finance LLC	5.875	01-15-24	835,000	889,275
Post Holdings, Inc. (C)	5.000	08-15-26	670,000	673,350
Post Holdings, Inc. (C)	5.500	03-01-25	730,000	759,200
Tyson Foods, Inc.	3.550	06-02-27	1,550,000	1,579,672
Household products 0.2%
Energizer Holdings, Inc. (C)	5.500	06-15-25	920,000	966,000
Spectrum Brands, Inc.	6.125	12-15-24	600,000	640,680
Personal products 0.1%
Revlon Consumer Products Corp. (F)	5.750	02-15-21	615,000	527,363
Revlon Consumer Products Corp. (F)	6.250	08-01-24	820,000	604,750
Tobacco 0.2%
BAT Capital Corp. (C)	3.220	08-15-24	2,325,000	2,340,125
Energy 6.7%				71,768,948
Energy equipment and services 0.7%
Halliburton Company	5.000	11-15-45	2,250,000	2,515,413
Nabors Industries, Inc. (F)	5.500	01-15-23	905,000	866,538
Parker Drilling Company	7.500	08-01-20	900,000	816,188
Rowan Companies, Inc. (F)	7.375	06-15-25	1,435,000	1,445,734
SESI LLC	7.125	12-15-21	975,000	996,938
SESI LLC (C)	7.750	09-15-24	310,000	320,850
Three Gorges Finance I Cayman Islands, Ltd. (C)	3.150	06-02-26	497,000	494,525
Transocean, Inc. (C)	7.500	01-15-26	150,000	154,688
Oil, gas and consumable fuels 6.0%
Anadarko Petroleum Corp.	6.450	09-15-36	2,100,000	2,548,474
Apache Corp.	5.100	09-01-40	2,750,000	2,927,287
Boardwalk Pipelines LP	4.950	12-15-24	2,900,000	3,093,628
Callon Petroleum Company	6.125	10-01-24	580,000	603,200
Continental Resources, Inc.	4.500	04-15-23	2,475,000	2,505,938
Continental Resources, Inc.	4.900	06-01-44	985,000	917,281
Continental Resources, Inc.	5.000	09-15-22	955,000	965,744
Cosan Luxembourg SA (C)	7.000	01-20-27	147,000	159,348
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	9

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Diamondback Energy, Inc.	4.750	11-01-24		770,000	$783,475
EP Energy LLC	6.375	06-15-23		930,000	553,350
EP Energy LLC (C)	8.000	02-15-25		700,000	518,000
EP Energy LLC	9.375	05-01-20		400,000	335,876
EP PetroEcuador via Noble Sovereign Funding I, Ltd. (3 month LIBOR + 5.630%) (A)	6.961	09-24-19		257,684	262,323
EQT Midstream Partners LP	4.000	08-01-24		3,650,000	3,702,672
FTS International, Inc.	6.250	05-01-22		715,000	693,550
Geopark, Ltd. (C)	6.500	09-21-24		245,000	251,248
Indo Energy Finance II BV	6.375	01-24-23		74,000	75,101
KazMunayGas National Company JSC (C)	6.375	04-09-21		348,000	381,060
KazMunayGas National Company JSC (C)	7.000	05-05-20		184,000	200,683
KazTransGas JSC (C)	4.375	09-26-27		607,000	599,413
Kinder Morgan, Inc.	5.550	06-01-45		1,600,000	1,737,861
Kinder Morgan, Inc. (C)	5.625	11-15-23		3,000,000	3,346,562
Laredo Petroleum, Inc.	5.625	01-15-22		615,000	626,531
Laredo Petroleum, Inc.	7.375	05-01-22		645,000	671,606
Marathon Petroleum Corp.	6.500	03-01-41		2,150,000	2,633,655
MPLX LP	5.200	03-01-47		1,600,000	1,711,822
Murphy Oil Corp.	4.700	12-01-22		405,000	408,038
Murphy Oil Corp.	6.875	08-15-24		310,000	333,250
Oasis Petroleum, Inc. (F)	6.875	03-15-22		1,100,000	1,130,250
Pertamina Persero PT	5.250	05-23-21		242,000	261,144
Pertamina Persero PT (C)	5.625	05-20-43		513,000	561,970
Pertamina Persero PT	6.000	05-03-42		200,000	228,889
Pertamina Persero PT	6.450	05-30-44		458,000	552,601
Petroamazonas EP (C)	4.625	02-16-20		200,000	193,840
Petrobras Global Finance BV	7.375	01-17-27		382,000	424,020
Petrobras Global Finance BV	8.750	05-23-26		1,886,000	2,284,418
Petroleos de Venezuela SA	6.000	05-16-24		3,516,996	975,966
Petroleos de Venezuela SA	6.000	11-15-26		1,673,899	460,322
Petroleos de Venezuela SA	9.750	05-17-35		1,147,000	410,626
Petroleos Mexicanos	4.250	01-15-25		336,000	330,758
Petroleos Mexicanos (F)	4.500	01-23-26		315,000	310,559
Petroleos Mexicanos	4.625	09-21-23		89,000	91,003
Petroleos Mexicanos	4.875	01-24-22		660,000	686,334
Petroleos Mexicanos	5.500	01-21-21		31,000	32,938
Petroleos Mexicanos	5.625	01-23-46		46,000	41,929
Petroleos Mexicanos	6.375	02-04-21		189,000	205,519
Petroleos Mexicanos	6.375	01-23-45		455,000	451,269
Petroleos Mexicanos (C)	6.500	03-13-27		238,000	259,753
Petroleos Mexicanos (C)	6.500	03-13-27		586,000	639,560
Petroleos Mexicanos	6.500	06-02-41		103,000	104,288
Petroleos Mexicanos	6.750	09-21-47		117,000	120,592
Petroleos Mexicanos (C)	6.750	09-21-47		921,000	949,275
Petroleos Mexicanos	6.750	09-21-47		75,000	77,303
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	214,327
Petroleos Mexicanos	9.500	09-15-27		97,000	128,831
Petronas Capital, Ltd.	3.500	03-18-25		260,000	268,879
Phillips 66	4.650	11-15-34		1,950,000	2,108,742
QEP Resources, Inc.	5.375	10-01-22		1,240,000	1,230,700
Range Resources Corp.	5.000	03-15-23		750,000	742,485
RSP Permian, Inc. (C)	5.250	01-15-25		590,000	600,325
10	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,625,000	$2,969,556
Sinopec Group Overseas Development 2012, Ltd. (C)	3.900	05-17-22	501,000	524,833
Sinopec Group Overseas Development 2016, Ltd. (C)	2.750	05-03-21	228,000	229,129
Sinopec Group Overseas Development 2016, Ltd. (C)	3.500	05-03-26	384,000	390,878
SM Energy Company (F)	5.625	06-01-25	400,000	389,000
SM Energy Company (F)	6.125	11-15-22	775,000	778,875
Southwestern Energy Company	6.700	01-23-25	955,000	976,488
State Oil Company of the Azerbaijan Republic	4.750	03-13-23	1,003,000	1,007,110
State Oil Company of the Azerbaijan Republic	6.950	03-18-30	831,000	912,465
Targa Resources Partners LP	4.250	11-15-23	700,000	696,500
Tullow Oil PLC	6.250	04-15-22	274,000	273,315
Western Gas Partners LP	5.450	04-01-44	1,100,000	1,158,812
Williams Partners LP	4.875	03-15-24	3,075,000	3,224,722
Financials 6.4%				68,903,876
Banks 3.9%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (C)	3.800	08-11-26	443,000	440,785
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26	322,000	320,390
Banco Nacional de Costa Rica (C)	5.875	04-25-21	336,000	349,272
Bank of America Corp.	3.300	01-11-23	3,825,000	3,917,563
Bank of America Corp.	3.950	04-21-25	2,300,000	2,371,620
Brazil Loan Trust 1 (C)	5.477	07-24-23	214,776	224,011
Citigroup, Inc.	4.400	06-10-25	2,600,000	2,746,196
Citigroup, Inc.	4.600	03-09-26	4,575,000	4,875,959
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) (G)	6.000	05-22-27	2,400,000	2,550,000
Intesa Sanpaolo SpA (C)	3.875	07-14-27	5,075,000	5,102,186
JPMorgan Chase & Co.	2.700	05-18-23	2,525,000	2,518,489
Royal Bank of Scotland Group PLC	6.100	06-10-23	3,100,000	3,451,297
Santander Holdings USA, Inc. (C)	3.700	03-28-22	2,000,000	2,046,035
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (C)	5.500	02-26-24	432,000	441,799
Synovus Financial Corp.	3.125	11-01-22	2,500,000	2,496,458
The PNC Financial Services Group, Inc.	3.900	04-29-24	2,375,000	2,498,261
Turkiye Garanti Bankasi AS (6.125% to 5-24-22, then 5 Year U.S. Swap Rate + 4.220%)	6.125	05-24-27	108,000	106,650
Wells Fargo & Company	2.100	07-26-21	3,050,000	3,013,481
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%)	3.584	05-22-28	2,000,000	2,022,773
Capital markets 1.0%
1MDB Global Investments, Ltd.	4.400	03-09-23	2,000,000	1,917,428
Deutsche Bank AG	3.700	05-30-24	2,875,000	2,917,335
Indika Energy Capital II Pte, Ltd. (C)	6.875	04-10-22	20,000	20,847
Morgan Stanley	4.100	05-22-23	2,525,000	2,657,792
The Goldman Sachs Group, Inc.	2.350	11-15-21	3,950,000	3,910,115
Consumer finance 0.7%
Capital One Financial Corp.	3.750	03-09-27	5,050,000	5,103,221
Discover Bank	4.250	03-13-26	2,500,000	2,605,809
Diversified financial services 0.3%
Enel Finance International NV (C)	2.875	05-25-22	2,875,000	2,891,679
Insurance 0.5%
American International Group, Inc.	3.875	01-15-35	2,900,000	2,868,987
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	2,350,000	$2,517,438
Health care 2.0%				21,745,777
Biotechnology 0.3%
Gilead Sciences, Inc.	4.500	02-01-45	2,575,000	2,810,027
Health care equipment and supplies 0.4%
CR Bard, Inc.	3.000	05-15-26	1,725,000	1,702,249
Medtronic, Inc.	3.150	03-15-22	1,225,000	1,261,640
Medtronic, Inc.	4.625	03-15-45	1,125,000	1,273,611
Health care providers and services 0.9%
Cardinal Health, Inc.	3.410	06-15-27	3,825,000	3,782,693
Community Health Systems, Inc.	6.250	03-31-23	1,100,000	1,056,000
Envision Healthcare Corp.	5.625	07-15-22	315,000	320,513
Envision Healthcare Corp. (C)	6.250	12-01-24	335,000	347,981
HCA, Inc.	5.250	06-15-26	500,000	531,875
HCA, Inc.	5.375	02-01-25	835,000	858,747
HealthSouth Corp.	5.750	11-01-24	695,000	711,506
Team Health Holdings, Inc. (C)	6.375	02-01-25	575,000	529,000
Tenet Healthcare Corp. (C)	4.625	07-15-24	1,150,000	1,131,313
Tenet Healthcare Corp. (C)	5.125	05-01-25	340,000	331,075
West Street Merger Sub, Inc. (C)	6.375	09-01-25	605,000	613,319
Pharmaceuticals 0.4%
Allergan Funding SCS	3.450	03-15-22	650,000	667,978
Allergan Funding SCS	4.550	03-15-35	525,000	551,800
Endo Finance LLC (C)	6.000	02-01-25	855,000	679,725
Mallinckrodt International Finance SA (C)	5.625	10-15-23	1,040,000	971,100
Valeant Pharmaceuticals International, Inc. (C)	5.875	05-15-23	1,315,000	1,109,531
Valeant Pharmaceuticals International, Inc. (C)	6.500	03-15-22	475,000	504,094
Industrials 2.2%				23,764,162
Aerospace and defense 0.5%
L3 Technologies, Inc.	3.850	12-15-26	1,300,000	1,349,792
Northrop Grumman Corp.	3.250	01-15-28	1,875,000	1,888,403
Northrop Grumman Corp.	4.030	10-15-47	1,950,000	2,001,353
Air freight and logistics 0.3%
FedEx Corp.	4.400	01-15-47	2,500,000	2,598,237
Park-Ohio Industries, Inc.	6.625	04-15-27	995,000	1,079,575
Building products 0.3%
Cleaver-Brooks, Inc. (C)	8.750	12-15-19	550,000	563,063
Griffon Corp.	5.250	03-01-22	900,000	913,230
Griffon Corp. (C)	5.250	03-01-22	480,000	487,056
NCI Building Systems, Inc. (C)	8.250	01-15-23	665,000	712,381
Commercial services and supplies 0.1%
Covanta Holding Corp.	5.875	07-01-25	1,060,000	1,049,400
Wrangler Buyer Corp. (C)	6.000	10-01-25	340,000	347,650
Construction and engineering 0.2%
AECOM	5.125	03-15-27	780,000	802,425
MasTec, Inc.	4.875	03-15-23	1,200,000	1,230,000
Construction materials 0.1%
Summit Materials LLC	6.125	07-15-23	460,000	477,250
12	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.0%
Artesyn Embedded Technologies, Inc. (C)	9.750	10-15-20	300,000	$302,250
Machinery 0.5%
Allison Transmission, Inc. (C)	4.750	10-01-27	615,000	621,150
John Deere Capital Corp.	2.150	09-08-22	2,500,000	2,464,549
SPX FLOW, Inc. (C)	5.625	08-15-24	1,200,000	1,269,000
Welbilt, Inc.	9.500	02-15-24	500,000	571,875
Road and rail 0.2%
ERAC USA Finance LLC (C)	4.200	11-01-46	2,700,000	2,587,298
Trading companies and distributors 0.0%
Beacon Escrow Corp. (C)	4.875	11-01-25	325,000	329,469
Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (C)	7.375	02-09-24	109,000	118,756
Information technology 1.5%				15,994,492
Communications equipment 0.2%
Hughes Satellite Systems Corp.	6.625	08-01-26	610,000	643,550
Seagate HDD Cayman	4.875	06-01-27	1,721,000	1,684,256
Semiconductors and semiconductor equipment 0.4%
Versum Materials, Inc. (C)	5.500	09-30-24	890,000	947,850
Xilinx, Inc.	2.950	06-01-24	2,900,000	2,901,760
Software 0.8%
Microsoft Corp.	2.650	11-03-22	2,200,000	2,230,380
Microsoft Corp.	4.250	02-06-47	1,450,000	1,600,305
Nuance Communications, Inc. (C)	5.625	12-15-26	595,000	632,188
Oracle Corp.	2.650	07-15-26	500,000	489,796
Oracle Corp.	4.300	07-08-34	1,825,000	2,009,786
PTC, Inc.	6.000	05-15-24	595,000	645,545
Symantec Corp. (C)	5.000	04-15-25	550,000	574,750
Technology hardware, storage and peripherals 0.1%
Diebold Nixdorf, Inc.	8.500	04-15-24	385,000	405,213
NCR Corp.	5.000	07-15-22	370,000	378,325
Western Digital Corp.	10.500	04-01-24	725,000	850,788
Materials 2.3%				25,067,754
Chemicals 0.3%
Axalta Coating Systems LLC (C)	4.875	08-15-24	350,000	365,750
CF Industries, Inc.	5.150	03-15-34	1,570,000	1,566,075
Trinseo Materials Operating SCA (C)	5.375	09-01-25	1,075,000	1,131,438
Construction materials 0.3%
Standard Industries, Inc. (C)	5.375	11-15-24	450,000	474,705
U.S. Concrete, Inc.	6.375	06-01-24	680,000	731,000
Vulcan Materials Company	4.500	06-15-47	2,625,000	2,646,252
Containers and packaging 0.7%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	925,000	981,656
BWAY Holding Company (C)	7.250	04-15-25	440,000	456,500
Cascades, Inc. (C)	5.500	07-15-22	975,000	1,004,250
International Paper Company	4.400	08-15-47	2,525,000	2,608,469
Packaging Corp. of America	3.900	06-15-22	1,550,000	1,628,085
Plastipak Holdings, Inc. (C)	6.250	10-15-25	720,000	733,500
Metals and mining 0.7%
Anglo American Capital PLC (C)	4.000	09-11-27	1,175,000	1,174,961
Coeur Mining, Inc.	5.875	06-01-24	730,000	730,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Commercial Metals Company	5.375	07-15-27	635,000	$655,638
Kaiser Aluminum Corp.	5.875	05-15-24	775,000	834,094
Newmont Mining Corp.	6.250	10-01-39	2,050,000	2,602,650
Signode Industrial Group Lux SA (C)	6.375	05-01-22	745,000	773,869
Vedanta Resources PLC (C)	6.125	08-09-24	253,000	258,124
Vedanta Resources PLC (C)	6.375	07-30-22	41,000	42,894
Paper and forest products 0.3%
Boise Cascade Company (C)	5.625	09-01-24	865,000	899,600
Flex Acquisition Company, Inc. (C)	6.875	01-15-25	400,000	413,500
Louisiana-Pacific Corp.	4.875	09-15-24	730,000	752,813
Mercer International, Inc.	7.750	12-01-22	625,000	662,500
Norbord, Inc. (C)	6.250	04-15-23	855,000	939,431
Real estate 1.2%				12,460,086
Equity real estate investment trusts 1.2%
Crown Castle International Corp.	3.200	09-01-24	2,400,000	2,384,630
DDR Corp.	4.250	02-01-26	2,525,000	2,547,559
Digital Realty Trust LP	4.750	10-01-25	2,275,000	2,490,034
Kimco Realty Corp.	3.200	05-01-21	2,475,000	2,530,839
Select Income REIT	4.250	05-15-24	2,475,000	2,507,024
Telecommunication services 2.1%				22,493,130
Diversified telecommunication services 1.6%
AT&T, Inc.	3.400	08-14-24	2,750,000	2,749,690
AT&T, Inc.	4.900	08-14-37	3,550,000	3,548,243
CenturyLink, Inc.	5.625	04-01-25	500,000	487,500
Frontier Communications Corp.	9.000	08-15-31	1,544,000	1,204,320
GCI, Inc.	6.875	04-15-25	335,000	362,638
IHS Netherlands Holdco BV (C)	9.500	10-27-21	238,000	252,826
Intelsat Jackson Holdings SA	5.500	08-01-23	1,045,000	892,169
SFR Group SA (C)	7.375	05-01-26	715,000	768,625
UPC Holding BV (C)	5.500	01-15-28	450,000	447,750
UPCB Finance IV, Ltd. (C)	5.375	01-15-25	710,000	725,975
Verizon Communications, Inc.	3.500	11-01-24	2,475,000	2,524,704
West Corp. (C)	8.500	10-15-25	690,000	674,906
Windstream Services LLC (F)	7.500	04-01-23	805,000	597,713
Zayo Group LLC (C)	5.750	01-15-27	1,165,000	1,227,619
Ziggo Secured Finance BV (C)	5.500	01-15-27	710,000	724,200
Wireless telecommunication services 0.5%
Digicel Group, Ltd. (C)	7.125	04-01-22	125,000	117,813
Sprint Capital Corp.	8.750	03-15-32	2,210,000	2,679,625
T-Mobile USA, Inc.	5.375	04-15-27	720,000	779,400
T-Mobile USA, Inc.	6.500	01-15-26	720,000	796,586
Wind Tre SpA (C)	5.000	01-20-26	925,000	930,828
Utilities 3.2%				33,890,075
Electric utilities 1.5%
Broadcom Corp. (C)	2.375	01-15-20	2,550,000	2,564,441
Entergy Louisiana LLC	3.050	06-01-31	1,525,000	1,472,328
Eskom Holdings SOC, Ltd. (C)	5.750	01-26-21	48,000	48,480
Eskom Holdings SOC, Ltd. (C)	7.125	02-11-25	48,000	49,117
FirstEnergy Corp.	4.850	07-15-47	2,075,000	2,235,289
Georgia Power Company	4.300	03-15-42	3,275,000	3,423,829
14	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NSTAR Electric Company	3.200	05-15-27	3,100,000	$3,148,453
Pampa Energia SA (C)	7.375	07-21-23	153,000	167,306
Pampa Energia SA (C)	7.500	01-24-27	183,000	199,616
South Carolina Electric & Gas Company	4.100	06-15-46	3,375,000	3,313,702
Gas utilities 0.1%
Southern Gas Corridor CJSC (C)	6.875	03-24-26	284,000	320,931
Southern Gas Corridor CJSC	6.875	03-24-26	500,000	565,000
Independent power and renewable electricity producers 0.9%
Calpine Corp.	5.750	01-15-25	1,171,000	1,111,718
Dynegy, Inc. (C)	8.000	01-15-25	1,110,000	1,214,063
Dynegy, Inc. (C)	8.125	01-30-26	425,000	471,750
Exelon Generation Company LLC	5.600	06-15-42	3,575,000	3,761,913
GenOn Energy, Inc. (E)	9.500	10-15-18	1,985,000	1,399,425
NRG Energy, Inc.	6.250	07-15-22	1,215,000	1,275,750
Multi-utilities 0.7%
Dominion Energy, Inc.	2.579	07-01-20	3,775,000	3,794,852

DTE Energy Company	3.850	12-01-23	3,200,000	3,352,112
Term loans (H) 23.4%				$251,150,479
(Cost $252,880,335)
Consumer discretionary 6.5%				69,164,843
Auto components 0.3%
Gates Global LLC (3 month LIBOR + 3.250%)	4.583	04-01-24	3,240,240	3,260,913
Automobiles 0.3%
CH Hold Corp. (1 month LIBOR + 3.000%)	4.242	02-01-24	1,934,265	1,949,585
FCA US LLC (1 month LIBOR + 2.000%)	3.240	12-31-18	1,581,641	1,585,595
Automobiles and components 0.1%
Dragon Merger Sub LLC (3 month LIBOR + 4.000%)	5.365	07-24-24	845,000	850,636
Diversified consumer services 0.2%
Weight Watchers International, Inc. (1 and 3 month LIBOR + 3.250%)	4.555	04-02-20	1,831,593	1,812,819
Hotels, restaurants and leisure 1.6%
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	3.702	09-15-23	1,512,585	1,521,100
Caesars Growth Properties Holdings LLC (1 month LIBOR + 3.000%)	4.242	05-08-21	1,844,478	1,844,865
Caesars Resort Collection LLC (I)	TBD	09-27-24	1,900,000	1,911,533
CityCenter Holdings LLC (1 month LIBOR + 2.500%)	3.742	04-18-24	1,429,418	1,435,321
Golden Nugget, Inc. (1 and 2 month LIBOR + 3.250%)	4.526	10-04-23	1,707,948	1,724,789
Hilton Worldwide Finance LLC (1 month LIBOR + 2.000%)	3.238	10-25-23	1,648,015	1,658,315
Intrawest Resorts Holdings, Inc. (1 month LIBOR + 3.250%)	4.492	07-31-24	1,372,301	1,386,024
Intrawest Resorts Holdings, Inc. (3 month LIBOR + 3.250%)	4.628	07-31-24	724,699	731,946
Las Vegas Sands LLC (1 month LIBOR + 2.000%)	3.242	03-29-24	1,137,386	1,143,721
New Red Finance, Inc. (1 and 3 month LIBOR + 2.250%)	3.528	02-16-24	1,836,286	1,838,122
Scientific Games International, Inc. (1 and 2 month LIBOR + 3.250%)	4.516	08-14-24	1,830,000	1,850,331
Leisure products 0.2%
Hayward Industries, Inc. (1 month LIBOR + 3.500%)	4.742	08-05-24	1,490,000	1,502,412
Media 3.0%
AMC Entertainment Holdings, Inc. (1 month LIBOR + 2.250%)	3.489	12-15-22	2,563,878	2,563,289
Charter Communications Operating LLC (1 month LIBOR + 2.250%)	3.500	01-15-24	1,477,500	1,488,049
Cogeco Communications USA LP (1 month LIBOR + 2.500%)	3.742	11-30-19	1,729,086	1,730,175
Creative Artists Agency LLC (Prime rate and 1 month LIBOR + 2.500% and 3.500%)	4.739	02-15-24	2,605,313	2,631,366
CSC Holdings LLC (1 month LIBOR + 2.250%)	3.489	07-17-25	2,327,834	2,324,086
Cumulus Media Holdings, Inc. (1 month LIBOR + 3.250%)	4.500	12-23-20	2,774,662	2,407,019
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Delta 2 Lux Sarl (1 month LIBOR + 3.000%)	4.242	02-01-24	2,015,000	$2,029,689
Entercom Radio LLC (1 month LIBOR + 3.500%)	4.732	11-01-23	477,083	477,799
Hubbard Radio LLC (1 month LIBOR + 3.250%)	4.500	05-27-22	1,881,131	1,878,780
Mission Broadcasting, Inc. (1 month LIBOR + 2.500%)	3.735	01-17-24	256,864	258,287
Nexstar Broadcasting, Inc. (1 month LIBOR + 2.500%)	3.735	01-17-24	2,045,211	2,056,542
Quebecor Media, Inc. (3 month LIBOR + 2.250%)	3.565	08-17-20	2,377,649	2,383,593
Raycom TV Broadcasting LLC (1 month LIBOR + 2.750%)	3.988	08-23-24	2,000,000	2,015,000
Regal Cinemas Corp. (1 month LIBOR + 2.000%)	3.242	04-01-22	2,314,200	2,315,241
Tribune Media Company (1 month LIBOR + 3.000%)	4.242	12-27-20	183,524	183,696
Tribune Media Company (1 month LIBOR + 3.000%)	4.242	01-27-24	2,287,387	2,290,956
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	3.489	09-30-25	1,975,000	1,973,321
Virgin Media Bristol LLC (1 month LIBOR + 2.750%)	3.989	01-31-25	1,542,000	1,547,783
Multiline retail 0.2%
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	5.568	06-23-23	2,676,169	2,449,444
Specialty retail 0.6%
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.242	09-25-24	2,865,000	2,779,652
Petco Animal Supplies, Inc. (3 month LIBOR + 3.000%)	4.380	01-26-23	1,976,790	1,613,555
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.240	03-11-22	2,063,100	1,759,494
Consumer staples 2.0%				21,268,198
Beverages 0.1%
Refresco Group NV (I)	TBD	09-26-24	1,095,000	1,096,369
Food and staples retailing 0.6%
Albertson's LLC (1 month LIBOR + 2.750%)	3.992	08-25-21	3,148,484	3,049,370
Hearthside Group Holdings LLC (1 month LIBOR + 3.000%)	4.242	06-02-21	2,246,755	2,257,989
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.750%)	3.989	05-15-24	1,455,000	1,461,664
Food products 0.7%
Chobani LLC (1 month LIBOR + 3.500%)	5.492	10-07-23	1,776,053	1,796,779
Dole Food Company, Inc. (Prime rate and 1, 2 and 3 month LIBOR + 1.750% and 2.750%)	4.013	04-06-24	1,202,438	1,206,947
Hostess Brands LLC (1 month LIBOR + 2.500%)	3.742	08-03-22	2,754,622	2,768,395
Post Holdings, Inc. (1 month LIBOR + 2.250%)	3.492	05-24-24	1,406,475	1,413,254
Personal products 0.6%
Albea Beauty Holdings SA (6 month LIBOR + 3.750%)	5.164	03-09-24	2,430,908	2,441,044
Prestige Brands, Inc. (1 month LIBOR + 2.750%)	3.992	01-26-24	1,279,685	1,286,685
Revlon Consumer Products Corp. (1 month LIBOR + 3.500%)	4.742	09-07-23	2,890,800	2,489,702
Energy 0.4%				4,640,957
Energy equipment and services 0.0%
Paragon Offshore PLC (3 month LIBOR + 6.000%)	7.354	07-18-22	91,641	75,451
Southcross Holdings Borrower LP	4.500	04-13-23	236,346	202,471
Oil, gas and consumable fuels 0.4%
FTS International, Inc. (1 month LIBOR + 4.750%)	5.992	04-16-21	1,721,000	1,677,115
Granite Acquisition, Inc. (3 month LIBOR + 4.000%)	5.333	12-19-21	114,913	116,170
Granite Acquisition, Inc. (3 month LIBOR + 4.000%)	5.335	12-19-21	2,541,941	2,569,750
Financials 0.6%				6,978,327
Capital markets 0.3%
Onex Wizard Acquisition Company II SCA (1 month LIBOR + 3.000%)	4.242	03-13-22	1,837,090	1,849,343
Sequa Mezzanine Holdings LLC (2 and 3 month LIBOR + 5.500%)	6.874	11-28-21	1,236,900	1,245,793
Diversified financial services 0.3%
AlixPartners LLP (3 month LIBOR + 2.750%)	4.083	04-04-24	1,457,675	1,464,060
TKC Holdings, Inc. (2 month LIBOR + 4.250%)	5.522	02-01-23	1,427,825	1,442,103
16	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
USI, Inc. (3 month LIBOR + 3.000%)	4.314	05-16-24	975,000	$977,028
Health care 2.0%				21,663,626
Health care equipment and supplies 0.5%
Air Medical Group Holdings, Inc. (1 month LIBOR + 3.250%)	4.492	04-28-22	2,854,487	2,849,492
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	4.583	02-02-24	2,294,250	2,290,809
Health care providers and services 1.0%
Air Methods Corp. (3 month LIBOR + 3.500%)	4.833	04-21-24	3,546,162	3,537,297
Community Health Systems, Inc. (3 month LIBOR + 2.750%)	4.067	12-31-19	751,113	733,064
Community Health Systems, Inc. (3 month LIBOR + 3.000%)	4.317	01-27-21	715,455	691,473
DaVita, Inc. (1 month LIBOR + 2.750%)	3.992	06-24-21	1,248,434	1,257,797
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%)	4.500	09-02-24	1,233,000	1,221,595
Team Health, Inc. (1 month LIBOR + 2.750%)	3.992	02-06-24	1,670,605	1,655,987
US Renal Care, Inc. (3 month LIBOR + 4.250%)	5.583	12-31-22	1,639,034	1,581,963
Health care technology 0.1%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	3.992	03-01-24	1,817,865	1,827,463
Life sciences tools and services 0.2%
Jaguar Holding Company II (1 and 3 month LIBOR + 2.750%)	4.040	08-18-22	1,982,168	1,992,693
Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 4.750%)	5.990	04-01-22	1,980,657	2,023,993
Industrials 3.5%				37,093,340
Building products 0.1%
HNC Holdings, Inc. (1 month LIBOR + 4.500%)	5.742	10-05-23	1,463,938	1,476,132
Commercial services and supplies 0.8%
Advanced Disposal Services, Inc. (1 week LIBOR + 2.750%)	3.952	11-10-23	2,967,061	2,992,254
Clean Harbors, Inc. (1 month LIBOR + 2.000%)	3.242	06-27-24	1,182,038	1,188,692
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	3.992	05-02-22	1,777,887	1,792,430
Wrangler Buyer Corp. (1 month LIBOR + 3.000%)	4.242	09-27-24	2,095,000	2,112,577
Construction materials 0.2%
Summit Materials LLC (1 month LIBOR + 2.750%)	3.992	07-18-22	2,513,399	2,527,022
Electrical equipment 0.3%
Vertiv Group Corp. (1 month LIBOR + 4.000%)	5.242	11-30-23	3,041,353	3,062,278
Machinery 1.8%
Accuride Corp. (3 month LIBOR + 7.000%)	8.333	10-21-23	1,301,688	1,304,942
Blount International, Inc. (3 month LIBOR + 4.250%)	5.464	04-12-23	3,053,040	3,091,203
Douglas Dynamics LLC (1 month LIBOR + 3.000%)	4.250	12-31-21	1,496,024	1,502,576
Filtration Group, Inc. (1 month LIBOR + 3.000%)	4.380	11-23-20	3,868,776	3,896,167
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	4.083	07-30-24	2,683,448	2,698,019
Harsco Corp. (1 month LIBOR + 5.000%)	6.250	11-02-23	1,129,465	1,136,999
Husky Injection Molding Systems, Ltd. (1 month LIBOR + 3.250%)	4.492	06-30-21	2,189,964	2,206,389
RBS Global, Inc. (1 and 3 month LIBOR + 2.750%)	4.085	08-21-23	1,830,996	1,841,305
Welbilt, Inc. (1 month LIBOR + 2.750%)	3.992	03-03-23	1,082,487	1,091,060
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (I)	TBD	08-23-24	1,495,000	1,504,344
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.750%)	3.989	10-01-22	1,659,822	1,668,951
Information technology 2.6%				27,462,863
Communications equipment 0.5%
Avaya, Inc. (E)	4.736	10-26-18	1,340,603	1,110,073
Avaya, Inc. (E)	6.500	03-30-18	1,382,974	1,145,711
Avaya, Inc. (1 month LIBOR + 7.500%)	8.741	01-24-18	645,000	646,264
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Ciena Corp. (Prime rate and 1 month LIBOR + 1.500% and 2.500%)	3.739	01-28-22	2,059,230	$2,064,378
Electronic equipment, instruments and components 0.7%
CPI International, Inc. (1 month LIBOR + 3.500%)	4.742	07-26-24	1,775,000	1,781,656
Dell International LLC (1 month LIBOR + 2.250%)	3.460	09-07-21	2,220,157	2,222,178
Dell International LLC (1 month LIBOR + 2.500%)	3.740	09-07-23	2,077,426	2,082,079
Robertshaw US Holding Corp. (1 month LIBOR + 4.500%)	5.750	08-10-24	1,300,000	1,314,625
Internet software and services 0.2%
MH SUB I LLC (3 month LIBOR + 3.750%)	5.070	09-13-24	2,400,000	2,383,992
IT services 0.5%
First Data Corp. (1 month LIBOR + 2.250%)	3.488	07-08-22	2,621,342	2,627,580
Optiv Security, Inc. (3 month LIBOR + 3.250%)	4.563	02-01-24	921,244	867,508
TierPoint LLC (1 month LIBOR + 3.750%)	4.992	05-06-24	1,934,153	1,953,494
Software 0.5%
Infor US, Inc. (3 month LIBOR + 2.750%)	4.083	02-01-22	1,877,436	1,879,388
SS&C European Holdings Sarl (1 month LIBOR + 2.250%)	3.492	07-08-22	50,717	50,987
SS&C Technologies, Inc. (1 month LIBOR + 2.250%)	3.492	07-08-22	1,053,149	1,058,742
TIBCO Software, Inc. (1 month LIBOR + 3.500%)	4.750	12-04-20	1,806,804	1,816,977
Technology hardware, storage and peripherals 0.2%
HCP Acquisition LLC (1 month LIBOR + 3.000%)	4.242	05-16-24	733,163	735,303
Western Digital Corp. (1 month LIBOR + 2.750%)	3.990	04-29-23	1,716,778	1,721,928
Materials 2.4%				25,978,650
Chemicals 1.7%
Alpha 3 BV (3 month LIBOR + 3.000%)	4.333	01-31-24	2,039,888	2,053,494
Axalta Coating Systems US Holdings, Inc. (3 month LIBOR + 2.000%)	3.333	06-01-24	2,543,625	2,556,343
Encapsys LLC (I)	TBD	10-26-24	1,174,000	1,182,805
Encapsys LLC (I)	TBD	10-26-25	800,000	810,000
Ferro Corp. (1 month LIBOR + 2.500%)	3.742	02-14-24	2,194,299	2,205,271
INEOS Styrolution US Holding LLC (3 month LIBOR + 2.750%)	4.083	03-29-24	1,516,656	1,517,915
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.742	06-07-20	857,104	863,712
MacDermid, Inc. (1 month LIBOR + 3.000%)	4.242	06-07-23	2,543,127	2,557,444
OXEA Finance & Cy SCA (3 month LIBOR + 3.500%)	4.875	10-11-24	3,150,000	3,154,914
Trinseo Materials Operating SCA (1 month LIBOR + 2.500%)	3.742	08-16-24	1,422,588	1,433,257
Containers and packaging 0.1%
ICSH Parent, Inc. (3 month LIBOR + 4.000%)	5.306	04-29-24	76,482	76,482
ICSH Parent, Inc. (3 month LIBOR + 4.000%)	5.370	04-29-24	1,397,647	1,397,647
Metals and mining 0.3%
Signode Industrial Group US, Inc. (1 and 3 month LIBOR + 2.750%)	4.035	05-04-21	1,462,885	1,477,514
Zekelman Industries, Inc. (3 month LIBOR + 2.750%)	4.073	06-14-21	1,456,618	1,466,173
Paper and forest products 0.3%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	4.335	12-29-23	3,204,147	3,225,679
Real estate 0.2%				2,233,738
Real estate management and development 0.2%
Realogy Group LLC (1 month LIBOR + 2.250%)	3.492	07-20-22	2,221,233	2,233,738
Telecommunication services 2.1%				23,037,572
Diversified telecommunication services 1.8%
Consolidated Communications, Inc. (1 month LIBOR + 3.000%)	4.250	10-04-23	1,648,307	1,621,110
Cyxtera DC Holdings, Inc. (3 month LIBOR + 3.000%)	4.310	05-01-24	982,538	989,907
Frontier Communications Corp. (1 month LIBOR + 3.750%)	4.990	06-15-24	1,920,188	1,825,196
Intelsat Jackson Holdings SA (3 month LIBOR + 2.750%)	4.071	06-30-19	1,915,116	1,908,452
18	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Level 3 Financing, Inc. (1 month LIBOR + 2.250%)	3.489	02-22-24	3,391,000	$3,402,495
SFR Group SA (3 month LIBOR + 2.750%)	4.130	07-31-25	1,710,335	1,706,675
Syniverse Holdings, Inc. (3 month LIBOR + 3.000%)	4.311	04-23-19	2,867,275	2,789,228
Telesat Canada (2 month LIBOR + 3.000%)	4.320	11-17-23	1,237,523	1,244,095
West Corp. (1 month LIBOR + 4.000%)	5.242	10-10-24	1,896,049	1,899,614
Windstream Services LLC (1 month LIBOR + 4.000%)	5.240	03-29-21	1,905,087	1,781,256
Wireless telecommunication services 0.3%
LTS Buyer LLC (Prime rate + 2.250%)	6.500	04-13-20	2,416,321	2,420,864
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	3.750	02-02-24	1,443,872	1,448,680
Utilities 1.1%				11,628,365
Electric utilities 0.7%
Lightstone Generation LLC (1 month LIBOR + 4.500%)	5.742	01-30-24	4,133,428	4,147,647
Lightstone Generation LLC (1 month LIBOR + 4.500%)	5.742	01-30-24	257,555	258,441
Vistra Operations Company LLC (1 and 3 month LIBOR + 2.750%)	4.010	12-14-23	2,545,763	2,563,430
Independent power and renewable electricity producers 0.4%
Calpine Corp. (3 month LIBOR + 2.750%)	4.090	01-15-24	1,953,737	1,962,275

Dynegy, Inc. (1 month LIBOR + 3.250%)	4.492	02-07-24	2,681,875	2,696,572
Collateralized mortgage obligations 12.9%				$137,962,476
(Cost $132,922,655)
Commercial and residential 12.1%				129,480,231
280 Park Avenue Mortgage Trust Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(C)	2.118	09-15-34	2,500,000	2,502,365
Bayview Opportunity Master Fund Trust
Series 2016-CRT1, Class M1 (1 month LIBOR + 1.750%) (A)(C)	2.990	10-27-27	3,780,643	3,780,641
Series 2017-CRT1, Class M (1 month LIBOR + 2.150%) (A)(C)	3.390	10-25-28	5,092,664	5,101,381
BCAP LLC Trust Series 2011-RR11, Class 21A5 (A)(C)	3.828	06-26-34	385,927	388,396
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL (1 month LIBOR + 1.500%) (A)(C)	2.738	07-05-33	9,925,000	9,955,432
Series 2014-ATLS, Class BFL (1 month LIBOR + 1.950%) (A)(C)	3.188	07-05-33	1,500,000	1,505,554
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(C)	3.093	11-15-31	2,830,995	2,832,101
CGDB Commercial Mortgage Trust Series 2017-BIO, Class A (1 month LIBOR + 0.750%) (A)(C)	1.977	05-15-30	500,000	500,314
CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(C)	2.339	07-15-30	5,500,000	5,485,362
Citigroup Commercial Mortgage Trust (Citigroup) Series 2015-SSHP, Class B (1 month LIBOR + 1.650%) (A)(C)	2.884	09-15-27	2,800,000	2,793,893
Citigroup Commercial Mortgage Trust (Citigroup/Academy Securities, Inc./JPMorgan Securities LLC) Series 2016-SMPL, Class A (C)	2.228	09-10-31	5,050,000	4,987,647
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(C)	1.377	07-25-36	2,656,476	2,559,894
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank) Series 2006-C8, Class AJ	5.377	12-10-46	437,865	440,601
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (1 month LIBOR + 1.050%) (A)(C)	2.282	06-08-30	6,144,792	6,146,351
Cosmopolitan Hotel Trust Series 2016-CSMO, Class A (1 month LIBOR + 1.400%) (A)(C)	2.639	11-15-33	2,850,000	2,867,135
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (1 month LIBOR + 0.250%) (A)	1.488	02-25-36	1,049,828	997,916
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	1.918	02-25-35	2,942,634	2,850,096
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (A)	3.468	02-25-36	971,387	826,085
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
FREMF Mortgage Trust Series 2011-K701, Class C (A)(C)	4.058	07-25-48	5,025,000	$5,016,488
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (1 month LIBOR + 1.300%) (A)(C)	2.535	12-15-34	237,412	237,411
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	1.438	05-19-47	2,516,557	2,466,293
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (A)(C)	2.088	05-08-30	2,000,000	2,003,752
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (1 month LIBOR + 1.580%) (A)(C)	2.818	08-05-34	5,250,000	5,281,232
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (A)	3.021	01-25-36	739,044	686,306
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (A)	5.507	12-12-44	368,604	360,235
Series 2006-LDP9, Class AMS	5.337	05-15-47	4,635,000	4,660,214
Series 2007-LDPX, Class AM (A)	5.464	01-15-49	1,643,998	1,648,111
Series 2017-MAUI, Class A (1 month LIBOR + 0.830%) (A)(C)	2.069	07-15-34	1,150,000	1,152,162
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (A)	5.772	08-12-49	3,550,000	3,558,946
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (A)(C)	2.500	04-25-57	1,862,969	1,858,908
Series 2017-1, Class A1 (A)(C)	2.750	11-25-58	3,265,503	3,277,860
OBP Depositor LLC Trust Series 2010-OBP, Class A (C)	4.646	07-15-45	2,500,000	2,630,182
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (A)(C)	3.834	01-13-32	4,250,000	4,429,808
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (1 month LIBOR + 0.230%) (A)(C)	1.387	08-26-36	2,615,833	2,587,816
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(C)	1.567	01-26-36	2,476,361	2,412,592
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(C)	1.577	11-26-35	4,794,145	4,773,920
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(C)	1.737	04-26-35	1,660,157	1,643,230
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (1 month LIBOR + 0.310%) (A)	1.548	09-25-45	2,045,828	1,968,561
TRU Trust Series 2016-TOYS, Class A (1 month LIBOR + 2.250%) (A)(C)	3.489	11-15-30	3,887,297	3,849,919
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (1 month LIBOR + 1.350%) (A)(C)	2.589	06-15-29	2,700,000	2,704,274
WaMu Mortgage Pass Through Certificates Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	1.698	04-25-45	2,301,818	2,259,759
WaMu Mortgage Pass-Through Certificates
Series 2005-11, Class A1 (1 month LIBOR + 0.320%) (A)	1.558	08-25-45	2,536,918	2,537,800
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	1.878	01-25-45	958,338	951,335
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	1.508	12-25-45	2,478,750	2,397,850
Series 2005-AR8, Class 1A (1 month LIBOR + 0.270%) (A)	1.508	07-25-45	2,005,807	1,985,808
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (A)	3.346	04-25-35	1,014,961	1,018,335
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (1 month LIBOR + 1.122%) (A)(C)	2.361	11-15-29	2,598,334	2,599,960
U.S. Government Agency 0.8%				8,482,245
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	311,738	304,943
Series 2016-SC01, Class 2A	3.500	07-25-46	4,689,827	4,753,383
Series 4013, Class DK	3.000	02-15-31	1,388,952	1,442,479

Series 4050, Class ND	2.500	09-15-41	1,559,118	1,543,519

Government National Mortgage Association Series 2014-80, Class XA	3.000	06-20-40	428,435	437,921
20	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 8.6%				$92,103,911
(Cost $91,838,763)
Bayview Opportunity Master Fund Trust Series 2017-NPL1, Class A1 (C)	3.598	01-28-32	1,905,496	1,912,052
Chesapeake Funding II LLC Series 2016-1A, Class A2 (1 month LIBOR + 1.150%) (A)(C)	2.389	03-15-28	1,842,295	1,848,647
Colony American Homes Series 2014-2A, Class A (1 month LIBOR + 0.950%) (A)(C)	2.189	07-17-31	2,729,889	2,739,650
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(C)	1.538	11-26-35	3,268,119	3,154,346
GCAT LLC Series 2017-5, Class A1 (C)	3.228	07-25-47	1,951,986	1,960,961
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 (C)	2.380	10-15-48	3,000,000	2,984,730
GSAMP Trust Series 2006-NC1, Class A2 (1 month LIBOR + 0.180%) (A)	1.418	02-25-36	226,055	225,962
Hertz Vehicle Financing II LP Series 2015-2A, Class A (C)	2.020	09-25-19	850,000	849,159
Invitation Homes Trust Series 2015-SFR3, Class A (1 month LIBOR + 1.300%) (A)(C)	2.537	08-17-32	3,814,471	3,842,135
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (1 month LIBOR + 0.705%) (A)	1.943	08-25-35	402,610	405,174
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 (C)	3.214	02-15-51	4,625,000	4,608,785
Pretium Mortgage Credit Partners I LLC
Series 2016-NPL5, Class A (C)	3.875	09-29-31	5,871,611	5,870,210
Series 2017-NPL2, Class A1 (C)	3.250	03-28-57	3,481,022	3,493,881
Progress Residential Trust Series 2016-SFR1, Class A (1 month LIBOR + 1.500%) (A)(C)	2.737	09-17-33	2,727,667	2,761,846
RAAC Series Trust Series 2006-SP2, Class A3 (1 month LIBOR + 0.270%) (A)	1.508	02-25-36	271,176	271,114
SLC Student Loan Trust Series 2004-1, Class A6 (3 month LIBOR + 0.160%) (A)	1.475	05-15-23	4,139,134	4,139,129
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(C)	2.288	08-27-35	1,823,151	1,838,351
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(C)	2.338	10-27-36	2,016,734	2,046,149
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(C)	2.188	01-25-39	1,333,432	1,346,544
Springleaf Funding Trust Series 2016-AA, Class A (C)	2.900	11-15-29	3,900,000	3,926,516
TAL Advantage V LLC Series 2013-2A, Class A (C)	3.550	11-20-38	2,281,250	2,283,114
Towd Point Mortgage Trust
Series 2015-3, Class A1B (A)(C)	3.000	03-25-54	1,876,769	1,892,593
Series 2015-5, Class A1B (A)(C)	2.750	05-25-55	1,914,273	1,921,321
Series 2016-2, Class A1A (A)(C)	2.750	08-25-55	1,708,719	1,713,605
Series 2016-3, Class A1 (A)(C)	2.250	04-25-56	4,139,086	4,112,445
Series 2016-4, Class A1 (A)(C)	2.250	07-25-56	1,713,836	1,700,634
Series 2016-5, Class A1 (A)(C)	2.500	10-25-56	1,750,796	1,746,397
Series 2017-1, Class A1 (A)(C)	2.750	10-25-56	3,263,489	3,274,393
Trafigura Securitisation Finance PLC Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(C)	2.089	12-15-20	3,550,000	3,564,690
US Residential Opportunity Fund III Trust Series 2016-3III, Class A (C)	3.598	10-27-36	4,210,518	4,193,572
VOLT LIV LLC Series 2017-NPL1, Class A1 (C)	3.500	02-25-47	1,458,418	1,466,598
VOLT LVIII LLC Series 2017-NPL5, Class A1 (C)	3.375	05-28-47	940,291	946,669
VOLT LX LLC Series 2017-NPL7, Class A1 (C)	3.250	04-25-59	1,984,303	1,994,473
VOLT LXI LLC Series 2017-NPL8, Class A1 (C)	3.125	06-25-47	2,528,506	2,535,543
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	21

	Rate (%)	Maturity date	Par value^	Value

VOLT LXII LLC Series 2017-NPL9, Class A1 (C)	3.125	09-25-47	1,985,852	$1,984,840
VOLT LXIII LLC Series 2017-NP10, Class A1 (C)	3.000	10-25-47	3,300,000	3,300,000
VOLT XXII LLC Series 2015-NPL4, Class A1 (C)	3.500	02-25-55	517,207	518,723
VOLT XXV LLC Series 2015-NPL8, Class A1 (C)	3.500	06-26-45	2,729,322	2,728,960

	Shares	Value
Common stocks 0.2%		$2,331,415
(Cost $6,486,006)
Consumer discretionary 0.0%		80,660
Textiles, apparel and luxury goods 0.0%
Quiksilver, Inc. (D)(J)	5,944	80,660
Energy 0.0%		250,107
Energy equipment and services 0.0%
Paragon Offshore PLC (D)	2,695	44,017
Paragon Offshore PLC, Litigation Trust A (D)	2,695	2,919
Paragon Offshore PLC, Litigation Trust B (D)	1,348	25,612
Southcross Holdings Borrower LP (D)	246	127,920
Oil, gas and consumable fuels 0.0%
Denbury Resources, Inc. (D)	36,575	44,987
Gener8 Maritime, Inc. (D)	10	46
Midstates Petroleum Company, Inc. (D)	302	4,606
Utilities 0.2%		2,000,648
Independent power and renewable electricity producers 0.2%
Vistra Energy Corp.	102,914	2,000,648
Rights 0.0%		$135,311
(Cost $738,662)
Texas Competitive Electric Holdings Company LLC (D)(K)	180,414	135,311
Warrants 0.0%		$3,153
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (D)(K)	6,682	2,673
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (D)	2,144	480

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$582
(Cost $4,430)
Midstates Petroleum Company, Inc. (D)(J)	10.750	10-01-20	650,000	582
Texas Competitive Electric Holdings Company LLC (D)(J)	11.500	10-01-20	10,820,544	0

	Yield (%)	Shares	Value
Securities lending collateral 0.6%			$6,721,908
(Cost $6,722,004)
John Hancock Collateral Trust (L)	1.1946(M)	671,815	6,721,908

	Yield*(%)	Maturity date		Par value^	Value
Short-term investments 3.2%					$34,206,358
(Cost $34,206,052)
Foreign government 0.1%					624,149
Egypt Treasury Bill	15.113	06-19-18	EGP	5,700,000	291,761
Egypt Treasury Bill	17.681	12-26-17	EGP	6,025,000	332,388

22	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Money market funds 3.1%			33,582,209

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.9387(M)	33,582,209	33,582,209

Total investments (Cost $1,065,331,238) 100.2%	$1,073,729,419
Other assets and liabilities, net (0.2%)	(2,413,115)
Total net assets 100.0%	$1,071,316,304

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $318,860,451 or 29.8% of the fund's net assets as of 10-31-17.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	A portion of this security is on loan as of 10-31-17. The value of securities on loan amounted to $6,461,585.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Security is valued using significant unobservable inputs.
(K)	Strike price and/or expiration date not available.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-17:
United States	78.8%
Mexico	1.4%
Brazil	1.3%
Luxembourg	1.2%
Indonesia	1.2%
Canada	1.0%
Other countries	15.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Dec 2017	$36,763,143	$36,611,094	$(152,049)
10-Year U.S. Treasury Note Futures	718	Short	Dec 2017	(90,897,208)	(89,705,125)	1,192,083
5-Year U.S. Treasury Note Futures	91	Short	Dec 2017	(10,749,742)	(10,664,062)	85,680
Ultra U.S. Treasury Bond Futures	492	Short	Dec 2017	(82,654,140)	(81,072,375)	1,581,765
						$2,707,479
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	3,315,723	USD	1,051,000	Goldman Sachs	11/3/2017	—	$(37,420)
BRL	3,315,723	USD	1,012,481	Goldman Sachs	12/4/2017	—	(3,036)
CLP	185,681,400	USD	292,327	Goldman Sachs	11/27/2017	—	(654)
CZK	26,578,206	USD	1,213,007	Citibank NA	11/16/2017	—	(5,688)
CZK	23,770,213	USD	1,083,468	Goldman Sachs	11/16/2017	—	(3,702)
CZK	22,021,676	USD	1,003,399	JPMorgan Chase Bank NA	11/16/2017	—	(3,061)
EUR	8,604,304	USD	10,022,604	JPMorgan Chase Bank NA	11/10/2017	$4,250	—
EUR	25,392	USD	29,633	JPMorgan Chase Bank NA	12/11/2017	8	—
MXN	206,200,000	USD	10,705,628	Citibank NA	11/27/2017	4,141	—
RON	4,913,286	USD	1,256,761	Citibank NA	11/6/2017	—	(13,531)
TRY	3,146,511	USD	833,656	Citibank NA	11/27/2017	—	(10,535)
TRY	582,913	USD	154,400	JPMorgan Chase Bank NA	11/27/2017	—	(1,911)
USD	1,016,469	BRL	3,315,723	Goldman Sachs	11/3/2017	2,890	—
USD	563,552	COP	1,665,860,223	Citibank NA	11/30/2017	17,354	—
USD	250,390	COP	739,640,194	Goldman Sachs	11/30/2017	7,879	—
USD	1,113,646	COP	3,294,721,975	JPMorgan Chase Bank NA	11/30/2017	33,381	—
USD	10,171,726	EUR	8,604,306	JPMorgan Chase Bank NA	11/10/2017	144,873	—
USD	21,336,266	EUR	18,120,000	JPMorgan Chase Bank NA	11/13/2017	217,210	—
USD	9,385,376	EUR	8,048,000	JPMorgan Chase Bank NA	12/11/2017	—	(9,346)
USD	10,467,862	GBP	7,860,000	JPMorgan Chase Bank NA	11/17/2017	24,296	—
USD	544,125	IDR	7,437,640,000	Goldman Sachs	12/8/2017	—	(2,657)
USD	313,903	IDR	4,289,478,000	JPMorgan Chase Bank NA	12/8/2017	—	(1,440)
USD	10,712,579	JPY	1,219,400,000	JPMorgan Chase Bank NA	11/27/2017	—	(22,620)
USD	625,000	MXN	11,838,750	Citibank NA	11/6/2017	7,820	—
USD	205,571	MXN	3,974,080	Citibank NA	11/29/2017	—	(765)
USD	493,412	MXN	9,542,090	Goldman Sachs	11/29/2017	—	(2,017)
USD	49,795	UYU	1,457,000	Citibank NA	11/7/2017	—	(94)
USD	531,000	ZAR	7,543,492	Goldman Sachs	11/17/2017	—	(1,132)
UYU	1,457,000	USD	50,000	Citibank NA	11/7/2017	—	(111)
ZAR	6,392,961	USD	466,000	JPMorgan Chase Bank NA	11/17/2017	—	(15,029)
						$464,102	$(134,749)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.28	33,500,000	USD	$ 33,500,000	1.000%	Monthly	Dec 2022	$ 1,367,057	$ (242,012)	$ 1,125,045
Centrally cleared	CDX.NA.HY.29	79,750,000	USD	79,750,000	5.000%	Monthly	Dec 2022	(5,763,102)	(1,400,428)	(7,163,530)
				$113,250,000				$(4,396,045)	$(1,642,440)	$(6,038,485)
24	JOHN HANCOCK Short Duration Credit Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Derivatives currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RON	Romanian New Leu
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Short Duration Credit Opportunities Fund	25

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$9,153,980	—	$9,153,980	—
Foreign government obligations	143,176,642	—	143,176,642	—
Corporate bonds	396,783,204	—	396,783,204	—
Term loans	251,150,479	—	251,150,479	—
Collateralized mortgage obligations	137,962,476	—	137,962,476	—
Asset backed securities	92,103,911	—	92,103,911	—
Common stocks	2,331,415	$2,050,287	200,468	$80,660
Rights	135,311	—	135,311	—
Warrants	3,153	2,673	480	—
Escrow certificates	582	—	—	582
Securities lending collateral	6,721,908	6,721,908	—	—
Short-term investments	34,206,358	33,582,209	624,149	—
Total investments in securities	$1,073,729,419	$42,357,077	$1,031,291,100	$81,242
Derivatives:
Assets

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	$2,859,528	$2,859,528	—	—
Forward foreign currency contracts	464,102	—	$464,102	—
Swap contracts	1,125,045	—	1,125,045	—
Liabilities
Futures	(152,049)	(152,049)	—	—
Forward foreign currency contracts	(134,749)	—	(134,749)	—
Swap contracts	(7,163,530)	—	(7,163,530)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At October 31, 2017, the fund had $175,871 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2017, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q1	10/17
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		12/17

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 96.1%				$1,744,180,749
(Cost $1,744,228,821)
U.S. Government 89.2%				1,619,776,715
U.S. Treasury Bill	1.010	11-09-17	275,000,000	274,942,784
U.S. Treasury Bill	1.030	11-16-17	343,800,000	343,662,480
U.S. Treasury Bill	1.090	03-01-18	100,000,000	99,611,048
U.S. Treasury Bill (A)	1.108	02-01-18	146,200,000	145,775,938
U.S. Treasury Bill (A)	1.124	03-15-18	100,000,000	99,558,089
U.S. Treasury Bill (A)	1.208	04-05-18	255,000,000	253,664,659
U.S. Treasury Bill	1.215	04-26-18	405,000,000	402,561,717

	Yield (%)	Shares	Value
Money market funds 6.9%			124,404,034

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.9387(B)	124,404,034	124,404,034

Total investments (Cost $1,744,228,821) 96.1%	$1,744,180,749
Other assets and liabilities, net 3.9%	71,510,808
Total net assets 100.0%	$1,815,691,557

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK Absolute Return Currency Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	80,562,708	USD	64,141,611	Barclays Bank PLC Wholesale	12/20/2017	—	$(2,511,541)
AUD	260,765,741	USD	207,692,386	J. Aron & Company	12/20/2017	—	(8,207,894)
AUD	47,308,755	USD	37,595,277	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(1,404,316)
AUD	610,701,038	USD	488,706,414	State Street Bank and Trust Company	12/20/2017	—	(21,523,161)
CAD	62,700,125	USD	49,009,935	Barclays Bank PLC Wholesale	12/20/2017	—	(385,033)
CAD	123,731,048	USD	99,726,317	Deutsche Bank AG London	12/20/2017	—	(3,771,005)
CAD	412,875,651	USD	335,832,298	J. Aron & Company	12/20/2017	—	(15,640,940)
CAD	440,486,038	USD	361,392,926	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(19,789,291)
CAD	530,348,808	USD	432,510,334	State Street Bank and Trust Company	12/20/2017	—	(21,216,750)
EUR	133,985,938	USD	159,977,870	Barclays Bank PLC Wholesale	12/20/2017	—	(3,475,213)
EUR	483,739,826	USD	579,884,360	Deutsche Bank AG London	12/20/2017	—	(14,850,674)
EUR	106,815,676	USD	126,779,643	J. Aron & Company	12/20/2017	—	(2,013,285)
EUR	403,173,266	USD	486,644,243	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(15,716,559)
EUR	175,433,399	USD	209,791,932	State Street Bank and Trust Company	12/20/2017	—	(4,876,449)
GBP	299,999,207	USD	395,184,498	Barclays Bank PLC Wholesale	12/20/2017	$3,853,951	—
GBP	106,736,404	USD	141,171,916	Deutsche Bank AG London	12/20/2017	801,554	—
GBP	406,434,816	USD	540,041,872	J. Aron & Company	12/20/2017	569,944	—
GBP	346,118,806	USD	459,846,777	Morgan Stanley Capital Services, Inc.	12/20/2017	536,804	—
GBP	399,413,110	USD	525,195,865	State Street Bank and Trust Company	12/20/2017	6,076,160	—
JPY	19,928,216,176	USD	181,423,151	Barclays Bank PLC Wholesale	12/20/2017	—	(5,753,271)
JPY	19,301,816,027	USD	174,238,068	Deutsche Bank AG London	12/20/2017	—	(4,089,989)
JPY	96,286,817,097	USD	887,997,691	J. Aron & Company	12/20/2017	—	(39,216,574)
JPY	21,272,136,460	USD	190,666,463	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(3,149,745)
JPY	37,667,994,981	USD	339,129,379	State Street Bank and Trust Company	12/20/2017	—	(7,080,984)
NOK	2,831,562,949	USD	356,580,138	Deutsche Bank AG London	12/20/2017	—	(9,487,062)
NOK	1,249,031,665	USD	160,319,107	J. Aron & Company	12/20/2017	—	(7,212,765)
NOK	1,796,141,684	USD	230,390,265	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(10,219,157)
NOK	1,021,760,197	USD	127,957,844	State Street Bank and Trust Company	12/20/2017	—	(2,710,444)
NZD	70,848,824	USD	50,940,304	Barclays Bank PLC Wholesale	12/20/2017	—	(2,499,632)
NZD	301,846,421	USD	218,597,178	Deutsche Bank AG London	12/20/2017	—	(12,219,107)
NZD	439,343,768	USD	319,135,986	J. Aron & Company	12/20/2017	—	(18,748,397)
NZD	796,725,140	USD	577,850,905	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(33,114,951)
NZD	388,249,968	USD	274,643,182	State Street Bank and Trust Company	12/20/2017	—	(9,189,384)
SEK	3,988,906,927	USD	496,408,936	Deutsche Bank AG London	12/20/2017	—	(18,515,443)
SEK	2,460,175,996	USD	308,878,574	J. Aron & Company	12/20/2017	—	(14,135,647)
SEK	3,986,782,027	USD	489,613,762	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(11,974,847)
SEK	1,238,239,982	USD	150,897,377	State Street Bank and Trust Company	12/20/2017	—	(2,549,259)
SGD	22,760,148	USD	16,794,815	Deutsche Bank AG London	12/20/2017	—	(90,630)
SGD	168,032,186	USD	125,026,460	J. Aron & Company	12/20/2017	—	(1,703,861)
SGD	862,196,023	USD	642,053,675	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(9,268,632)
SGD	93,508,173	USD	69,429,115	State Street Bank and Trust Company	12/20/2017	—	(801,365)
USD	196,740,497	AUD	246,389,657	Barclays Bank PLC Wholesale	12/20/2017	8,253,636	—
USD	289,170,894	AUD	362,513,539	Deutsche Bank AG London	12/20/2017	11,849,842	—
USD	430,737,396	AUD	551,653,092	J. Aron & Company	12/20/2017	8,725,525	—
USD	212,854,398	AUD	271,471,241	Morgan Stanley Capital Services, Inc.	12/20/2017	5,180,250	—
USD	101,427,162	AUD	129,487,134	State Street Bank and Trust Company	12/20/2017	2,370,149	—
USD	238,174,391	CAD	296,478,703	Barclays Bank PLC Wholesale	12/20/2017	8,250,638	—
USD	525,026,555	CAD	644,850,015	Deutsche Bank AG London	12/20/2017	24,935,542	—
USD	115,743,024	CAD	145,361,363	J. Aron & Company	12/20/2017	3,013,072	—
USD	187,117,715	CAD	233,928,881	Morgan Stanley Capital Services, Inc.	12/20/2017	5,702,303	—
USD	1,190,314,561	CAD	1,465,247,341	State Street Bank and Trust Company	12/20/2017	53,992,914	—
USD	88,994,780	EUR	74,291,270	J. Aron & Company	12/20/2017	2,218,649	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Absolute Return Currency Fund	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,118,290	EUR	6,727,334	State Street Bank and Trust Company	12/20/2017	$260,408	—
USD	377,433,292	GBP	281,512,819	Barclays Bank PLC Wholesale	12/20/2017	2,984,176	—
USD	115,207,428	GBP	84,627,774	Deutsche Bank AG London	12/20/2017	2,641,346	—
USD	523,556,051	GBP	393,357,286	J. Aron & Company	12/20/2017	339,071	—
USD	304,533,359	GBP	228,004,378	Morgan Stanley Capital Services, Inc.	12/20/2017	1,257,513	—
USD	336,676,051	GBP	249,682,317	State Street Bank and Trust Company	12/20/2017	4,565,696	—
USD	26,555,004	JPY	2,907,406,397	Barclays Bank PLC Wholesale	12/20/2017	925,829	—
USD	145,535,755	JPY	16,434,123,080	Deutsche Bank AG London	12/20/2017	666,774	—
USD	183,221,093	JPY	20,417,480,975	J. Aron & Company	12/20/2017	3,238,276	—
USD	748,283,673	JPY	82,473,036,401	Morgan Stanley Capital Services, Inc.	12/20/2017	21,272,867	—
USD	760,898,004	JPY	83,339,092,908	State Street Bank and Trust Company	12/20/2017	26,252,800	—
USD	13,608,892	NOK	106,886,296	Barclays Bank PLC Wholesale	12/20/2017	506,767	—
USD	27,584,635	NOK	218,424,091	Deutsche Bank AG London	12/20/2017	810,203	—
USD	71,926,812	NOK	562,104,987	J. Aron & Company	12/20/2017	3,023,964	—
USD	852,891,003	NOK	6,621,029,375	Morgan Stanley Capital Services, Inc.	12/20/2017	41,285,008	—
USD	385,063,889	NOK	2,995,100,244	State Street Bank and Trust Company	12/20/2017	17,924,404	—
USD	38,130,861	NZD	54,324,817	Barclays Bank PLC Wholesale	12/20/2017	987,963	—
USD	163,115,251	NZD	224,510,669	Deutsche Bank AG London	12/20/2017	9,613,086	—
USD	341,821,216	NZD	478,223,192	J. Aron & Company	12/20/2017	14,851,027	—
USD	821,195,237	NZD	1,141,605,871	Morgan Stanley Capital Services, Inc.	12/20/2017	40,657,850	—
USD	663,185,828	NZD	928,049,401	State Street Bank and Trust Company	12/20/2017	28,661,009	—
USD	142,295,809	SEK	1,127,745,628	Barclays Bank PLC Wholesale	12/20/2017	7,185,538	—
USD	77,799,446	SEK	615,393,366	Deutsche Bank AG London	12/20/2017	4,071,861	—
USD	16,290,595	SEK	131,792,610	J. Aron & Company	12/20/2017	501,099	—
USD	123,576,929	SEK	998,654,797	Morgan Stanley Capital Services, Inc.	12/20/2017	3,932,466	—
USD	433,767,906	SEK	3,465,142,763	State Street Bank and Trust Company	12/20/2017	18,624,309	—
USD	102,710,509	SGD	138,562,292	Barclays Bank PLC Wholesale	12/20/2017	1,016,528	—
USD	37,284,466	SGD	50,031,093	Deutsche Bank AG London	12/20/2017	565,522	—
USD	313,733,635	SGD	421,061,911	J. Aron & Company	12/20/2017	4,706,833	—
USD	1,311,127,657	SGD	1,781,882,590	Morgan Stanley Capital Services, Inc.	12/20/2017	3,363,969	—
USD	505,664,161	SGD	682,130,343	State Street Bank and Trust Company	12/20/2017	5,033,368	—
						$418,058,463	$(359,113,257)

Derivatives currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK Absolute Return Currency Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2017, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q1	10/17
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		12/17

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Common stocks 95.5%		$80,888,697
(Cost $65,015,243)
Consumer discretionary 24.7%		20,872,924
Household durables 6.3%
Lennar Corp., A Shares	34,383	1,914,102
NVR, Inc. (A)	389	1,276,453
Tempur Sealy International, Inc. (A)	32,770	2,142,175
Internet and direct marketing retail 7.7%
Amazon.com, Inc. (A)	5,856	6,472,520
Leisure products 5.5%
Polaris Industries, Inc.	39,562	4,685,328
Media 2.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	58,422	2,228,215
Specialty retail 2.6%
CarMax, Inc. (A)	11,758	883,026
Group 1 Automotive, Inc.	16,178	1,271,105
Consumer staples 3.1%		2,648,380
Beverages 1.9%
Anheuser-Busch InBev SA, ADR	6,797	834,536
Diageo PLC, ADR	5,695	780,272
Food products 1.2%
Danone SA	12,646	1,033,572
Energy 6.6%		5,562,144
Energy equipment and services 2.5%
National Oilwell Varco, Inc.	34,294	1,172,512
Schlumberger, Ltd.	14,204	909,056
Oil, gas and consumable fuels 4.1%
Cheniere Energy, Inc. (A)	27,637	1,291,753
Kinder Morgan, Inc.	72,818	1,318,734
Suncor Energy, Inc.	25,621	870,089
Financials 26.2%		22,175,745
Banks 9.2%
Bank of America Corp.	143,138	3,920,550
Citigroup, Inc.	52,145	3,832,658
Capital markets 15.3%
Affiliated Managers Group, Inc.	19,456	3,628,544
BlackRock, Inc.	3,758	1,769,379
FactSet Research Systems, Inc.	2,287	434,233
Greenhill & Company, Inc.	26,601	486,798
Morgan Stanley	59,488	2,974,400
The Goldman Sachs Group, Inc.	15,306	3,711,399
Consumer finance 1.7%
American Express Company	10,502	1,003,151
Synchrony Financial	12,711	414,633
Health care 4.3%		3,652,727
Biotechnology 2.7%
Amgen, Inc.	13,218	2,316,058
Pharmaceuticals 1.6%
Allergan PLC	7,542	1,336,669
2	JOHN HANCOCK Fundamental All Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 5.6%		$4,755,950
Electrical equipment 1.9%
Regal Beloit Corp.	9,547	774,739
Sensata Technologies Holding NV (A)	17,707	866,049
Machinery 0.9%
The Manitowoc Company, Inc. (A)	24,750	235,620
Welbilt, Inc. (A)	24,750	545,985
Professional services 2.2%
IHS Markit, Ltd. (A)	44,027	1,875,990
Trading companies and distributors 0.6%
United Rentals, Inc. (A)	1,796	254,098
WESCO International, Inc. (A)	3,222	203,469
Information technology 21.5%		18,237,043
Internet software and services 12.1%
Alphabet, Inc., Class A (A)	3,188	3,293,332
Cargurus, Inc. (A)	59,010	1,923,726
Facebook, Inc., Class A (A)	16,381	2,949,563
Twitter, Inc. (A)	102,093	2,105,158
Software 2.6%
Workday, Inc., Class A (A)	19,855	2,203,705
Technology hardware, storage and peripherals 6.8%
Apple, Inc.	34,084	5,761,559
Materials 1.7%		1,460,164
Paper and forest products 1.7%
Louisiana-Pacific Corp. (A)	53,722	1,460,164
Real estate 1.8%		1,523,620
Equity real estate investment trusts 1.8%
American Tower Corp.	10,605	1,523,620

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.5%				$3,816,675
(Cost $3,816,675)
U.S. Government Agency 3.5%				2,958,000
Federal Agricultural Mortgage Corp. Discount Note	0.850	11-01-17	174,000	174,000
Federal Home Loan Bank Discount Note	0.500	11-01-17	539,000	539,000
Federal Home Loan Bank Discount Note	0.700	11-01-17	1,215,000	1,215,000
Federal Home Loan Bank Discount Note	0.850	11-01-17	1,030,000	1,030,000

	Yield (%)	Shares	Value
Money market funds 0.0%			41,675
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9569(B)	41,675	41,675

	Par value^	Value
Repurchase agreement 1.0%		817,000
Barclays Tri-Party Repurchase Agreement dated 10-31-17 at 1.040% to be repurchased at $817,024 on 11-1-17, collateralized by $748,900 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $833,435, including interest)	817,000	817,000

Total investments (Cost $68,831,918) 100.0%	$84,705,372
Other assets and liabilities, net 0.0%	38,316
Total net assets 100.0%	$84,743,688

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Fundamental All Cap Core Fund	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK Fundamental All Cap Core Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$20,872,924	$20,872,924	—	—
Consumer staples	2,648,380	1,614,808	$1,033,572	—
Energy	5,562,144	5,562,144	—	—
Financials	22,175,745	22,175,745	—	—
Health care	3,652,727	3,652,727	—	—
Industrials	4,755,950	4,755,950	—	—
Information technology	18,237,043	18,237,043	—	—
Materials	1,460,164	1,460,164	—	—
Real estate	1,523,620	1,523,620	—	—
Short-term investments	3,816,675	41,675	3,775,000	—
Total investments in securities	$84,705,372	$79,896,800	$4,808,572	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q1	10/17
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		12/17

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Common stocks 98.7%		$786,918,595
(Cost $665,242,993)
Consumer discretionary 7.9%		63,108,818
Household durables 3.9%
Lennar Corp., A Shares	287,808	16,022,271
Tempur Sealy International, Inc. (A)	228,237	14,919,853
Media 1.7%
Twenty-First Century Fox, Inc., Class A	526,413	13,765,700
Specialty retail 2.3%
AutoZone, Inc. (A)	13,522	7,971,219
Group 1 Automotive, Inc.	132,745	10,429,775
Consumer staples 5.0%		39,815,392
Beverages 1.1%
Heineken Holding NV	96,566	8,963,465
Food products 1.2%
Danone SA	113,455	9,272,806
Tobacco 2.7%
Imperial Brands PLC	206,463	8,417,816
Philip Morris International, Inc.	125,777	13,161,305
Energy 9.2%		73,435,311
Energy equipment and services 2.4%
National Oilwell Varco, Inc.	550,805	18,832,023
Oil, gas and consumable fuels 6.8%
Chevron Corp.	147,812	17,129,933
Exxon Mobil Corp.	306,962	25,585,283
Suncor Energy, Inc.	350,061	11,888,072
Financials 37.2%		296,796,990
Banks 17.1%
Bank of America Corp.	1,551,168	42,486,492
CIT Group, Inc.	286,180	13,341,712
Citigroup, Inc.	564,308	41,476,638
JPMorgan Chase & Co.	385,863	38,821,676
Capital markets 12.1%
Affiliated Managers Group, Inc.	108,292	20,196,458
Invesco, Ltd.	248,583	8,896,786
Morgan Stanley	632,337	31,616,850
The Goldman Sachs Group, Inc.	149,779	36,318,412
Consumer finance 5.0%
American Express Company	243,193	23,229,795
Synchrony Financial	503,203	16,414,482
Insurance 3.0%
American International Group, Inc.	181,132	11,702,939
Prudential Financial, Inc.	111,305	12,294,750
Health care 11.8%		94,207,403
Biotechnology 4.1%
Amgen, Inc.	43,610	7,641,344
Gilead Sciences, Inc.	138,915	10,413,068
Shire PLC, ADR	101,453	14,977,506
2	JOHN HANCOCK Fundamental Large Cap Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 3.0%
Danaher Corp.	92,646	$8,548,446
Medtronic PLC	192,076	15,465,960
Health care providers and services 0.8%
Patterson Companies, Inc.	173,649	6,425,013
Pharmaceuticals 3.9%
Allergan PLC	68,278	12,100,910
Merck & Company, Inc.	199,364	10,982,963
Novartis AG, ADR	92,664	7,652,193
Industrials 12.3%		97,948,664
Aerospace and defense 3.7%
L3 Technologies, Inc.	47,141	8,823,852
United Technologies Corp.	170,625	20,434,050
Industrial conglomerates 3.9%
General Electric Company	1,541,335	31,073,314
Professional services 0.8%
Nielsen Holdings PLC	182,926	6,781,067
Road and rail 2.7%
Union Pacific Corp.	183,292	21,223,381
Trading companies and distributors 1.2%
United Rentals, Inc. (A)	67,946	9,613,000
Information technology 13.2%		105,073,519
Communications equipment 1.0%
Cisco Systems, Inc.	238,706	8,151,810
Internet software and services 2.7%
eBay, Inc. (A)	557,755	20,993,898
Software 4.4%
Microsoft Corp.	249,052	20,716,145
Oracle Corp.	284,618	14,487,056
Technology hardware, storage and peripherals 5.1%
Apple, Inc.	240,917	40,724,610
Materials 2.1%		16,532,498
Chemicals 2.1%
LyondellBasell Industries NV, Class A	159,688	16,532,498

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.1%				$16,284,000
(Cost $16,284,000)
U.S. Government Agency 1.6%				12,624,000
Federal Agricultural Mortgage Corp. Discount Note	0.850	11-01-17	744,000	744,000
Federal Home Loan Bank Discount Note	0.500	11-01-17	2,300,000	2,300,000
Federal Home Loan Bank Discount Note	0.700	11-01-17	5,186,000	5,186,000
Federal Home Loan Bank Discount Note	0.850	11-01-17	4,394,000	4,394,000

	Par value^	Value
Repurchase agreement 0.5%		3,660,000
Barclays Tri-Party Repurchase Agreement dated 10-31-17 at 1.04% to be repurchased at $3,484,101 on 11-1-17, collateralized by $3,193,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $3,553,424, including interest)	3,484,000	3,484,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Fundamental Large Cap Value Fund	3

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 10-31-17 at 0.34% to be repurchased at $176,002 on 11-1-17, collateralized by $175,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $184,106, including interest)	176,000	176,000

Total investments (Cost $681,526,993) 100.8%	$803,202,595
Other assets and liabilities, net (0.8%)	(6,153,295)
Total net assets 100.0%	$797,049,300

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK Fundamental Large Cap Value Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$63,108,818	$63,108,818	—	—
Consumer staples	39,815,392	13,161,305	$26,654,087	—
Energy	73,435,311	73,435,311	—	—
Financials	296,796,990	296,796,990	—	—
Health care	94,207,403	94,207,403	—	—
Industrials	97,948,664	97,948,664	—	—
Information technology	105,073,519	105,073,519	—	—
Materials	16,532,498	16,532,498	—	—
Short-term investments	16,284,000	—	16,284,000	—
Total investments in securities	$803,202,595	$760,264,508	$42,938,087	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

       5

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q1	10/17
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		12/17

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 15.9%					$6,835,799
(Cost $6,857,875)
U.S. Government 12.9%					5,561,672
U.S. Treasury
Bond	2.750	11-15-42		595,000	585,494
Bond	3.000	02-15-47		521,000	533,598
Bond	3.000	05-15-47		382,000	391,237
Note	1.375	01-15-20		780,000	775,460
Note	1.375	09-15-20		240,000	237,703
Note	1.500	04-15-20		120,000	119,461
Note	1.500	06-15-20		85,000	84,568
Note	1.500	07-15-20		50,000	49,719
Note	1.500	08-15-20		175,000	173,975
Note	1.625	10-15-20		115,000	114,659
Note	2.000	11-30-20		130,000	130,909
Note	2.250	08-15-27		894,000	884,082
Treasury Inflation Protected Security	0.125	04-15-21		435,040	435,728
Treasury Inflation Protected Security	0.375	07-15-25		124,226	124,091
Treasury Inflation Protected Security	0.375	01-15-27		513,226	506,353
Treasury Inflation Protected Security	0.375	07-15-27		235,844	233,197
Treasury Inflation Protected Security	1.250	07-15-20		174,480	181,438
U.S. Government Agency 3.0%					1,274,127
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	10-01-46		52,001	53,790
30 Yr Pass Thru	3.500	12-01-46		31,959	32,979
30 Yr Pass Thru	4.000	12-01-40		311,294	331,767
30 Yr Pass Thru	4.000	01-01-43		198,917	209,979
30 Yr Pass Thru	4.500	12-01-40		207,589	223,578
Federal National Mortgage Association
30 Yr Pass Thru	3.500	03-01-44		377,844	390,642

30 Yr Pass Thru	4.000	09-01-40		29,700	31,392
Foreign government obligations 0.6%					$249,200
(Cost $309,362)
Argentina 0.1%					51,774
Republic of Argentina
Bond	6.875	01-26-27		10,000	10,905
Bond	8.280	12-31-33		35,051	40,869
Brazil 0.3%					130,883
Federative Republic of Brazil
Note	10.000	01-01-21	BRL	275,000	89,105
Note	10.000	01-01-23	BRL	130,000	41,778
Mexico 0.2%					66,543

Government of Mexico Bond	10.000	12-05-24	MXN	1,100,000	66,543
Corporate bonds 21.0%					$9,012,457
(Cost $8,592,250)
Consumer discretionary 2.2%					961,511
Auto components 0.0%
Nemak SAB de CV (A)	5.500	02-28-23		20,000	20,526
Automobiles 0.5%
American Honda Finance Corp.	2.000	02-14-20		35,000	35,034
BMW US Capital LLC (A)	2.150	04-06-20		25,000	25,097
2	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Company	4.750	01-15-43	15,000	$14,815
Ford Motor Credit Company LLC	5.875	08-02-21	60,000	66,785
General Motors Company	4.200	10-01-27	8,000	8,148
General Motors Financial Company, Inc.	4.000	01-15-25	40,000	40,974
General Motors Financial Company, Inc.	4.300	07-13-25	28,000	29,015
Diversified consumer services 0.1%
Laureate Education, Inc. (A)	8.250	05-01-25	10,000	10,763
Service Corp. International	5.375	05-15-24	15,000	15,825
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (A)	6.000	03-15-22	12,000	12,480
Chester Downs & Marina LLC (A)	9.250	02-01-20	17,000	17,340
GLP Capital LP	5.375	04-15-26	15,000	16,238
Hilton Grand Vacations Borrower LLC (A)	6.125	12-01-24	10,000	10,975
International Game Technology PLC (A)	6.500	02-15-25	15,000	16,838
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	8,000	8,640
Mohegan Gaming & Entertainment (A)	7.875	10-15-24	20,000	21,300
Internet and direct marketing retail 0.5%
Amazon.com, Inc. (A)	3.150	08-22-27	45,000	45,266
Amazon.com, Inc. (A)	4.050	08-22-47	42,000	43,332
Expedia, Inc. (A)	3.800	02-15-28	37,000	35,994
Expedia, Inc.	5.000	02-15-26	40,000	43,309
Netflix, Inc. (A)	4.875	04-15-28	18,000	17,891
The Priceline Group, Inc.	2.750	03-15-23	18,000	17,979
Leisure products 0.0%
Vista Outdoor, Inc.	5.875	10-01-23	14,000	14,455
Media 0.7%
AMC Entertainment Holdings, Inc.	6.125	05-15-27	20,000	19,800
Cengage Learning, Inc. (A)	9.500	06-15-24	15,000	13,519
Charter Communications Operating LLC (A)	4.200	03-15-28	37,000	36,618
Charter Communications Operating LLC	6.484	10-23-45	32,000	36,892
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	17,000	17,595
Lions Gate Entertainment Corp. (A)	5.875	11-01-24	10,000	10,600
McGraw-Hill Global Education Holdings LLC (A)	7.875	05-15-24	13,000	13,065
MDC Partners, Inc. (A)	6.500	05-01-24	15,000	15,300
Midcontinent Communications (A)	6.875	08-15-23	15,000	16,088
Myriad International Holdings BV (A)	5.500	07-21-25	15,000	16,253
Sinclair Television Group, Inc. (A)	5.625	08-01-24	20,000	20,300
Sirius XM Radio, Inc. (A)	3.875	08-01-22	6,000	6,113
Sirius XM Radio, Inc. (A)	5.000	08-01-27	14,000	14,123
Sirius XM Radio, Inc. (A)	5.375	04-15-25	15,000	15,806
Sirius XM Radio, Inc. (A)	5.375	07-15-26	20,000	21,075
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	15,000	14,877
WMG Acquisition Corp. (A)	4.875	11-01-24	10,000	10,300
WMG Acquisition Corp. (A)	6.750	04-15-22	23,000	24,231
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	3.625	06-01-24	24,000	22,392
Specialty retail 0.1%
L Brands, Inc.	6.625	04-01-21	16,000	17,620
L Brands, Inc.	6.875	11-01-35	10,000	9,925
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	3

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.3%				$137,733
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	15,000	14,977
Simmons Foods, Inc. (A)	5.750	11-01-24	7,000	7,033
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	15,000	16,474
Kraft Heinz Foods Company (A)	4.875	02-15-25	18,000	19,252
Kraft Heinz Foods Company	5.200	07-15-45	11,000	11,986
Mondelez International Holdings Netherlands BV (A)	1.625	10-28-19	25,000	24,749
Household products 0.0%
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23	14,000	13,489
Personal products 0.0%
Revlon Consumer Products Corp.	5.750	02-15-21	13,000	11,148
Revlon Consumer Products Corp.	6.250	08-01-24	14,000	10,325
Tobacco 0.0%
Vector Group, Ltd. (A)	6.125	02-01-25	8,000	8,300
Energy 2.7%				1,177,304
Energy equipment and services 0.0%
Antero Midstream Partners LP	5.375	09-15-24	17,000	17,723
Oil, gas and consumable fuels 2.7%
Andeavor Logistics LP	5.250	01-15-25	8,000	8,600
Andeavor Logistics LP	6.125	10-15-21	25,000	25,813
Andeavor Logistics LP	6.375	05-01-24	15,000	16,425
Boardwalk Pipelines LP	4.450	07-15-27	12,000	12,302
Cheniere Corpus Christi Holdings LLC (A)	5.125	06-30-27	6,000	6,188
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	10,000	10,825
Cimarex Energy Company	4.375	06-01-24	15,000	15,988
Columbia Pipeline Group, Inc.	4.500	06-01-25	25,000	26,903
DCP Midstream Operating LP	2.700	04-01-19	15,000	14,906
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	15,000	14,269
DCP Midstream Operating LP (A)	9.750	03-15-19	20,000	21,800
Enbridge Energy Partners LP	4.375	10-15-20	25,000	26,256
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)	5.132	10-01-77	16,000	15,920
Energy Transfer Equity LP	5.875	01-15-24	12,000	13,020
Energy Transfer LP	5.150	03-15-45	15,000	14,642
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (B)	5.018	08-01-66	35,000	34,956
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	31,000	31,853
Gulfport Energy Corp.	6.000	10-15-24	5,000	5,000
KCA Deutag UK Finance PLC (A)	9.875	04-01-22	5,000	5,231
Murphy Oil Corp.	5.750	08-15-25	10,000	10,325
Newfield Exploration Company	5.625	07-01-24	8,000	8,650
Newfield Exploration Company	5.750	01-30-22	7,000	7,525
Pertamina Persero PT (A)	6.450	05-30-44	200,000	241,310
Petrobras Global Finance BV	5.625	05-20-43	30,000	26,955
Petrobras Global Finance BV	6.750	01-27-41	115,000	115,863
Petrobras Global Finance BV	7.375	01-17-27	35,000	38,850
Petroleos Mexicanos	4.875	01-24-22	15,000	15,599
Petroleos Mexicanos (A)	5.375	03-13-22	5,000	5,305
Petroleos Mexicanos	5.500	01-21-21	75,000	79,688
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (C)	6.125	11-15-22	15,000	15,290
Resolute Energy Corp.	8.500	05-01-20	10,000	10,150
4	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.750	05-15-24	25,000	$28,002
Sunoco Logistics Partners Operations LP	3.900	07-15-26	25,000	24,864
Sunoco Logistics Partners Operations LP	4.400	04-01-21	17,000	17,875
Tallgrass Energy Partners LP (A)	5.500	09-15-24	5,000	5,169
Teekay Offshore Partners LP	6.000	07-30-19	29,000	29,000
The Williams Companies, Inc.	4.550	06-24-24	30,000	31,350
The Williams Companies, Inc.	5.750	06-24-44	20,000	21,200
Williams Partners LP	3.750	06-15-27	25,000	25,080
Williams Partners LP	4.875	03-15-24	38,000	39,850
WPX Energy, Inc.	5.250	09-15-24	5,000	5,019
WPX Energy, Inc.	6.000	01-15-22	12,000	12,495
YPF SA (A)	8.500	07-28-25	20,000	23,270
Financials 6.1%				2,601,899
Banks 3.2%
Bank of America Corp.	3.950	04-21-25	27,000	27,841
Bank of America Corp.	4.200	08-26-24	15,000	15,839
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	35,000	39,875
BankUnited, Inc.	4.875	11-17-25	25,000	26,526
BPCE SA (A)	5.700	10-22-23	25,000	27,912
Citigroup, Inc.	2.350	08-02-21	30,000	29,848
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (C)	5.875	03-27-20	40,000	41,876
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (C)	6.250	08-15-26	35,000	39,856
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (A)(C)	11.000	06-30-19	100,000	113,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24	200,000	227,750
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)	5.100	06-30-23	35,000	35,788
JPMorgan Chase & Co.	3.200	06-15-26	25,000	24,974
JPMorgan Chase & Co.	4.625	05-10-21	45,000	48,386
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (C)	5.300	05-01-20	25,000	26,285
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	35,000	40,119
Lloyds Banking Group PLC	4.650	03-24-26	55,000	58,384
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	20,000	21,340
Popular, Inc.	7.000	07-01-19	15,000	15,300
Regions Financial Corp.	2.750	08-14-22	35,000	35,055
Russian Agricultural Bank OJSC (A)	5.100	07-25-18	200,000	202,979
Santander Holdings USA, Inc.	2.700	05-24-19	15,000	15,115
Santander Holdings USA, Inc. (A)	3.700	03-28-22	20,000	20,460
Standard Chartered PLC (A)	2.100	08-19-19	50,000	49,857
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	30,000	31,050
Wells Fargo & Company	4.650	11-04-44	15,000	16,099
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	60,000	67,080
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (C)	7.980	03-15-18	20,000	20,411
Westpac Banking Corp.	2.150	03-06-20	44,000	44,088
Capital markets 0.7%
Ares Capital Corp.	3.875	01-15-20	35,000	35,865
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
FS Investment Corp.	4.000	07-15-19	35,000	$35,581
Jefferies Group LLC	4.850	01-15-27	27,000	28,692
Morgan Stanley	3.875	01-27-26	20,000	20,854
Morgan Stanley	5.500	01-26-20	25,000	26,784
Morgan Stanley	7.300	05-13-19	45,000	48,488
The Goldman Sachs Group, Inc.	2.000	04-25-19	15,000	14,990
The Goldman Sachs Group, Inc.	2.300	12-13-19	55,000	55,155
The Goldman Sachs Group, Inc.	3.850	01-26-27	40,000	40,925
Consumer finance 0.6%
Ally Financial, Inc.	3.250	11-05-18	15,000	15,113
Ally Financial, Inc.	5.125	09-30-24	65,000	71,175
Capital One Financial Corp.	2.400	10-30-20	15,000	14,988
Capital One Financial Corp.	3.750	07-28-26	35,000	34,803
Capital One Financial Corp.	4.200	10-29-25	30,000	30,930
Credit Acceptance Corp.	6.125	02-15-21	40,000	40,700
Discover Financial Services	3.950	11-06-24	20,000	20,613
Enova International, Inc.	9.750	06-01-21	14,000	14,910
Diversified financial services 0.2%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	11,000	10,643
Exela Intermediate LLC (A)	10.000	07-15-23	8,000	7,660
NewStar Financial, Inc.	7.250	05-01-20	25,000	26,000
Trident Merger Sub, Inc. (A)	6.625	11-01-25	5,000	4,974
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	29,000	30,618
Insurance 1.1%
AXA SA	8.600	12-15-30	100,000	144,000
Brighthouse Financial, Inc. (A)	3.700	06-22-27	40,000	39,373
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (A)	7.800	03-07-87	100,000	126,750
MetLife, Inc.	6.400	12-15-66	20,000	23,075
MetLife, Inc. (A)	9.250	04-08-68	15,000	22,294
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	42,000	46,326
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	30,000	31,025
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	30,000	31,050
Thrifts and mortgage finance 0.3%
Flagstar Bancorp, Inc.	6.125	07-15-21	15,000	15,916
Ladder Capital Finance Holdings LLLP (A)	5.250	03-15-22	6,000	6,210
Ladder Capital Finance Holdings LLLP (A)	5.250	10-01-25	10,000	9,963
Nationstar Mortgage LLC	6.500	07-01-21	20,000	20,300
Nationstar Mortgage LLC	7.875	10-01-20	30,000	30,675
Quicken Loans, Inc. (A)	5.750	05-01-25	30,000	31,800
Radian Group, Inc.	5.250	06-15-20	9,000	9,608
Radian Group, Inc.	7.000	03-15-21	8,000	9,080
Stearns Holdings LLC (A)	9.375	08-15-20	10,000	10,400
Health care 1.0%				430,355
Biotechnology 0.2%
AbbVie, Inc.	3.600	05-14-25	27,000	27,753
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	30,000	29,877
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	40,000	38,993
6	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.1%
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	18,000	$18,311
Health care providers and services 0.5%
Cardinal Health, Inc.	1.948	06-14-19	25,000	24,946
Community Health Systems, Inc.	5.125	08-01-21	15,000	14,550
Community Health Systems, Inc.	8.000	11-15-19	13,000	12,383
DaVita, Inc.	5.000	05-01-25	20,000	19,700
HCA, Inc.	5.250	04-15-25	20,000	21,300
HCA, Inc.	5.250	06-15-26	20,000	21,275
HCA, Inc.	7.500	02-15-22	50,000	56,750
MEDNAX, Inc. (A)	5.250	12-01-23	15,000	15,600
Select Medical Corp.	6.375	06-01-21	20,000	20,575
Universal Health Services, Inc. (A)	4.750	08-01-22	15,000	15,488
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (A)	4.875	05-15-23	5,000	5,200
Pharmaceuticals 0.2%
Allergan Funding SCS	3.800	03-15-25	20,000	20,470
Mylan NV	2.500	06-07-19	20,000	20,058
Mylan NV	3.950	06-15-26	27,000	26,966
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25	24,000	20,160
Industrials 2.4%				1,036,577
Aerospace and defense 0.2%
Huntington Ingalls Industries, Inc. (A)	5.000	12-15-21	20,000	20,525
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	15,000	16,248
Lockheed Martin Corp.	2.900	03-01-25	28,000	27,986
Lockheed Martin Corp.	4.700	05-15-46	20,000	22,685
Air freight and logistics 0.1%
XPO Logistics, Inc. (A)	6.500	06-15-22	28,000	29,405
Airlines 0.9%
Air Canada 2013-1 Class C Pass Through Trust (A)	6.625	05-15-18	15,000	15,356
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	7,668	8,108
American Airlines 2011-1 Class B Pass Through Trust (A)	7.000	07-31-19	55,331	56,006
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	10,000	10,438
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	20,000	20,650
Azul Investments LLP (A)	5.875	10-26-24	20,000	19,930
British Airways 2013-1 Class B Pass Through Trust (A)	5.625	12-20-21	12,046	12,550
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	1,491	1,494
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	14,025	15,510
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	55,103	61,715
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	78,392	80,510
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	10,035	10,939
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	30,985	31,992
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	24,335	25,220
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	15,000	15,263
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	18,171	20,455
Building products 0.2%
Builders FirstSource, Inc. (A)	10.750	08-15-23	10,000	11,375
Masco Corp.	4.375	04-01-26	15,000	15,950
Masco Corp.	4.450	04-01-25	15,000	16,036
Owens Corning	4.200	12-15-22	20,000	21,179
Commercial services and supplies 0.1%
LSC Communications, Inc. (A)	8.750	10-15-23	18,000	18,495
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (A)	9.250	05-15-23	15,000	$16,623
Construction and engineering 0.1%
AECOM	5.125	03-15-27	25,000	25,719
Tutor Perini Corp. (A)	6.875	05-01-25	5,000	5,394
Electrical equipment 0.0%
EnerSys (A)	5.000	04-30-23	5,000	5,244
Machinery 0.0%
Neovia Logistics Services LLC (A)	8.875	08-01-20	24,000	20,160
Metals and mining 0.1%
Arconic, Inc.	5.125	10-01-24	25,000	26,831
Professional services 0.1%
Equifax, Inc.	3.250	06-01-26	10,000	9,428
Equifax, Inc.	7.000	07-01-37	5,000	6,115
IHS Markit, Ltd. (A)	4.750	02-15-25	7,000	7,403
Verisk Analytics, Inc.	4.000	06-15-25	35,000	36,647
Trading companies and distributors 0.6%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (A)	6.500	06-15-45	25,000	27,250
Ahern Rentals, Inc. (A)	7.375	05-15-23	25,000	22,875
Air Lease Corp.	3.375	01-15-19	10,000	10,157
Aircastle, Ltd.	5.500	02-15-22	15,000	16,125
Aircastle, Ltd.	6.250	12-01-19	25,000	26,750
H&E Equipment Services, Inc. (A)	5.625	09-01-25	5,000	5,281
International Lease Finance Corp. (A)	7.125	09-01-18	100,000	104,175
United Rentals North America, Inc.	4.875	01-15-28	21,000	21,105
United Rentals North America, Inc.	5.500	07-15-25	20,000	21,375
United Rentals North America, Inc.	5.750	11-15-24	15,000	15,900
Information technology 1.6%				671,820
Communications equipment 0.1%
Nokia OYJ	4.375	06-12-27	10,000	10,000
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	35,000	35,231
Electronic equipment, instruments and components 0.3%
Ingram Micro, Inc.	5.450	12-15-24	20,000	20,443
Jabil, Inc.	4.700	09-15-22	40,000	42,400
Tech Data Corp.	4.950	02-15-27	34,000	35,698
Zebra Technologies Corp.	7.250	10-15-22	6,000	6,338
Internet software and services 0.1%
Match Group, Inc.	6.375	06-01-24	15,000	16,294
VeriSign, Inc.	4.750	07-15-27	9,000	9,304
VeriSign, Inc.	5.250	04-01-25	20,000	21,750
IT services 0.3%
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21	100,000	105,250
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	7.500	09-15-23	15,000	16,613
NXP BV (A)	4.625	06-01-23	40,000	43,100
Software 0.4%
Autodesk, Inc.	3.500	06-15-27	25,000	24,918
CA, Inc.	3.600	08-15-22	25,000	25,632
CA, Inc.	4.700	03-15-27	18,000	18,986
Electronic Arts, Inc.	4.800	03-01-26	36,000	39,733
8	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
j2 Cloud Services LLC (A)	6.000	07-15-25	8,000	$8,420
Microsoft Corp.	4.450	11-03-45	30,000	34,007
Open Text Corp. (A)	5.875	06-01-26	15,000	16,256
VMware, Inc.	2.950	08-21-22	20,000	20,047
Technology hardware, storage and peripherals 0.3%
Dell International LLC (A)	6.020	06-15-26	50,000	55,815
Dell International LLC (A)	7.125	06-15-24	5,000	5,519
Hewlett Packard Enterprise Company (A)	2.100	10-04-19	30,000	29,970
NCR Corp.	5.875	12-15-21	5,000	5,169
NetApp, Inc.	2.000	09-27-19	25,000	24,927
Materials 0.7%				297,350
Chemicals 0.6%
Braskem Finance, Ltd. (A)	7.000	05-07-20	100,000	110,000
NOVA Chemicals Corp. (A)	5.000	05-01-25	45,000	45,563
Platform Specialty Products Corp. (A)	6.500	02-01-22	28,000	29,015
The Chemours Company	6.625	05-15-23	29,000	30,740
The Sherwin-Williams Company	2.250	05-15-20	20,000	20,043
Construction materials 0.0%
U.S. Concrete, Inc.	6.375	06-01-24	9,000	9,675
Containers and packaging 0.0%
Cascades, Inc. (A)	5.500	07-15-22	13,000	13,390
Metals and mining 0.1%
Commercial Metals Company	5.375	07-15-27	5,000	5,163
Vale Overseas, Ltd.	6.250	08-10-26	15,000	17,280
Paper and forest products 0.0%
Norbord, Inc. (A)	6.250	04-15-23	15,000	16,481
Real estate 0.9%				383,659
Equity real estate investment trusts 0.9%
American Tower Corp.	3.550	07-15-27	36,000	35,832
American Tower Corp.	4.700	03-15-22	40,000	43,144
Crown Castle Towers LLC (A)	6.113	01-15-40	100,000	106,385
Equinix, Inc.	5.375	05-15-27	12,000	12,855
Iron Mountain, Inc. (A)	4.875	09-15-27	10,000	10,175
Iron Mountain, Inc.	5.750	08-15-24	45,000	46,125
Iron Mountain, Inc.	6.000	08-15-23	25,000	26,313
Omega Healthcare Investors, Inc.	4.500	01-15-25	25,000	25,331
Ventas Realty LP	3.500	02-01-25	30,000	30,134
VEREIT Operating Partnership LP	4.600	02-06-24	45,000	47,365
Telecommunication services 1.3%				553,408
Diversified telecommunication services 0.7%
AT&T, Inc.	3.900	08-14-27	29,000	28,867
AT&T, Inc.	4.750	05-15-46	20,000	18,842
Cincinnati Bell, Inc. (A)	7.000	07-15-24	15,000	14,963
GCI, Inc.	6.875	04-15-25	15,000	16,238
Radiate Holdco LLC (A)	6.625	02-15-25	15,000	14,738
Telecom Italia Capital SA	7.200	07-18-36	100,000	123,900
Verizon Communications, Inc.	4.862	08-21-46	50,000	50,416
Verizon Communications, Inc.	5.012	08-21-54	15,000	14,965
Windstream Services LLC	7.750	10-15-20	14,000	12,530
Zayo Group LLC (A)	5.750	01-15-27	8,000	8,430
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	9

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services 0.6%
Digicel Group, Ltd. (A)	8.250	09-30-20	200,000	$197,750
Digicel, Ltd. (A)	6.750	03-01-23	15,000	14,831
Sprint Capital Corp.	6.875	11-15-28	20,000	21,338
T-Mobile USA, Inc.	6.125	01-15-22	15,000	15,600
Utilities 1.8%				760,841
Electric utilities 1.4%
Abengoa Transmision Sur SA (A)	6.875	04-30-43	9,937	10,943
Broadcom Corp. (A)	2.375	01-15-20	30,000	30,170
Broadcom Corp. (A)	3.875	01-15-27	34,000	34,978
Electricite de France SA (A)	3.625	10-13-25	15,000	15,441
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (A)(C)	5.250	01-29-23	100,000	104,125
Empresa Electrica Angamos SA (A)	4.875	05-25-29	200,000	200,624
Majapahit Holding BV (A)	7.750	01-20-20	150,000	165,570
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	15,000	15,047
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	30,000	30,957
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	11,000	11,248
Independent power and renewable electricity producers 0.3%
IPALCO Enterprises, Inc. (A)	3.700	09-01-24	4,000	4,010
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	7,000	7,044
NRG Energy, Inc.	6.250	05-01-24	35,000	37,100
NRG Energy, Inc.	6.625	01-15-27	20,000	21,300
NRG Yield Operating LLC	5.375	08-15-24	55,000	57,338
Multi-utilities 0.1%

CenterPoint Energy, Inc.	2.500	09-01-22	15,000	14,946
Convertible bonds 0.0%				$15,000
(Cost $15,000)
Utilities 0.0%				15,000
Independent power and renewable electricity producers 0.0%

NRG Yield, Inc. (A)	3.250	06-01-20	15,000	15,000
Term loans (D) 0.9%				$365,098
(Cost $394,322)
Consumer discretionary 0.3%				108,950
Media 0.3%
iHeartCommunications, Inc. (3 month LIBOR + 6.750%)	8.083	01-30-19	110,259	82,418
iHeartCommunications, Inc. (3 month LIBOR + 7.500%)	8.833	07-30-19	35,461	26,532
Financials 0.0%				9,981
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.235	05-01-23	9,938	9,981
Health care 0.1%				57,363
Health care providers and services 0.1%
National Mentor Holdings, Inc. (3 month LIBOR + 3.000%)	4.333	01-31-21	56,936	57,363
Industrials 0.5%				188,804
Aerospace and defense 0.2%
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	4.881	12-28-19	95,250	93,107
Airlines 0.3%

Delta Air Lines, Inc. (1 month LIBOR + 2.500%)	3.739	10-18-18	95,250	95,697
10	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 1.6%				$669,972
(Cost $667,933)
Commercial and residential 1.3%				549,030
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29	100,000	110,659
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(B)	3.839	09-15-26	100,000	100,060
Series 2015-200P, Class F (A)(B)	3.596	04-14-33	25,000	24,240
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2 Class XA IO	1.676	08-15-45	122,673	7,949
Series 2012-CR3 Class XA IO	2.000	10-15-45	174,367	13,380
Series 2013-CR6, Class XA IO	1.340	03-10-46	234,055	7,610
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (A)(B)	3.689	07-13-31	50,000	49,716
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000	08-25-37	49,142	48,108
DBJPM Mortgage Trust Series 2017-C6, Class C (B)	4.174	06-10-50	10,000	10,200
HILT Mortgage Trust Series 2014-ORL, Class D (1 month LIBOR + 2.150%) (A)(B)	3.389	07-15-29	100,000	98,750
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.836	07-25-35	437,772	26,370
Series 2005-AR8, Class AX2 IO	1.566	05-25-35	367,976	13,983
MSSG Trust Series 2017-237P, Class E (A)	3.864	09-13-39	25,000	22,677
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class C (B)	4.311	03-15-50	15,000	15,328
U.S. Government Agency 0.3%				120,942
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO	1.375	01-25-22	372,390	17,265
Series K021, Class X1 IO	1.468	06-25-22	60,631	3,395
Series K710, Class X1 IO	1.735	05-25-19	251,744	5,071
Government National Mortgage Association
Series 2012-114, Class IO	0.809	01-16-53	170,331	8,786
Series 2016-162, Class IO	0.996	09-16-58	208,569	16,712
Series 2016-174, Class IO	0.899	11-16-56	137,150	10,924
Series 2016-87, Class IO	1.007	08-16-58	127,610	9,425
Series 2017-109, Class IO	0.612	04-16-57	169,375	10,495
Series 2017-140, Class IO	0.609	02-16-59	124,847	8,825
Series 2017-20, Class IO	0.749	12-16-58	257,611	17,416

Series 2017-46, Class IO	0.619	11-16-57	193,157	12,628
Asset backed securities 3.5%				$1,524,028
(Cost $1,523,116)
Asset backed securities 3.5%				1,524,028
Ally Auto Receivables Trust
Series 2017-3, Class A3	1.740	09-15-21	30,000	29,920
Series 2017-4, Class A4	1.960	07-15-22	20,000	19,894
American Express Credit Account Master Trust Series 2017-1, Class A	1.930	09-15-22	100,000	99,945
Arby's Funding LLC Series 2015-1A, Class A2 (A)	4.969	10-30-45	39,200	40,161
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	80,000	80,032
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780	06-15-22	50,000	49,857
California Republic Auto Receivables Trust Series 2016-2, Class A4	1.830	12-15-21	30,000	29,888
Capital One Multi-Asset Execution Trust
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-A3, Class A3	1.340	04-15-22	55,000	$54,570
Series 2017-A1, Class A1	2.000	01-17-23	65,000	65,101
CarMax Auto Owner Trust Series 2016-2, Class A4	1.680	09-15-21	20,000	19,832
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	45,000	44,684
Series 2016-A5, Class A5	1.270	07-15-21	90,000	89,375
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (A)	1.870	02-15-22	15,000	14,883
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750	11-19-21	65,000	64,785
CNH Equipment Trust Series 2016-B, Class A3	1.630	08-15-21	20,000	19,955
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.845	02-25-35	27,113	27,056
DB Master Finance LLC Series 2015-1A, Class A2II (A)	3.980	02-20-45	34,125	34,893
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	49,875	51,257
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	29,400	30,423
Ford Credit Auto Owner Trust Series 2016-C, Class A4	1.400	02-15-22	26,000	25,632
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1	2.160	09-15-22	30,000	30,044
GM Financial Consumer Automobile Receivables Trust Series 2017-2A, Class A3 (A)	1.860	12-16-21	30,000	29,947
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620	08-15-22	30,000	29,853
Series 2016-3, Class A4	1.330	11-18-22	80,000	79,114
Series 2016-4, Class A4	1.360	01-18-23	30,000	29,624
Series 2017-1, Class A3	1.720	07-21-21	40,000	39,927
Series 2017-3, Class A4	1.980	11-20-23	10,000	9,988
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	55,000	54,890
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760	08-16-21	35,000	34,931
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A3	1.740	08-16-21	20,000	19,946
Series 2017-B, Class A4	1.950	10-16-23	25,000	24,898
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (B)	1.388	09-25-36	25,716	25,577
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (A)(B)	2.050	06-20-31	10,185	10,166
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	20,000	20,053
Taco Bell Funding LLC Series 2016-1A, Class A2I (A)	3.832	05-25-46	29,700	30,251
Towd Point Mortgage Trust Series 2016-5, Class A1 (A)(B)	2.500	10-25-56	33,750	33,665
Toyota Auto Receivables Owner Trust
Series 2017-B, Class A3	1.760	07-15-21	40,000	39,906
Series 2017-C, Class A4	1.980	12-15-22	20,000	19,928
Wendys Funding LLC Series 2015-1A, Class A2I (A)	3.371	06-15-45	58,800	59,212
World Omni Auto Receivables Trust Series 2017-B, Class A3	1.950	02-15-23	10,000	9,965

12	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 32.1%		$13,767,497
(Cost $11,436,108)
Consumer discretionary 5.9%		2,540,953
Auto components 0.4%
Delphi Automotive PLC	699	69,467
Magna International, Inc.	1,672	91,208
Automobiles 1.1%
Bayerische Motoren Werke AG	794	81,433
Honda Motor Company, Ltd.	2,400	75,209
Mazda Motor Corp.	5,600	80,840
Nissan Motor Company, Ltd.	9,100	88,501
Toyota Motor Corp.	2,300	142,660
Hotels, restaurants and leisure 0.4%
Dave & Buster's Entertainment, Inc. (E)	815	39,283
Starbucks Corp.	2,569	140,884
Household durables 0.3%
Panasonic Corp.	4,600	69,457
Tempur Sealy International, Inc. (E)	805	52,623
Internet and direct marketing retail 0.7%
Amazon.com, Inc. (E)	230	254,214
The Priceline Group, Inc. (E)	39	74,566
Leisure products 0.1%
Nautilus, Inc. (E)	2,322	30,186
Media 0.7%
Comcast Corp., Class A	2,125	76,564
Lions Gate Entertainment Corp., Class A (E)	1,718	49,856
Lions Gate Entertainment Corp., Class B (E)	1,718	47,520
The Walt Disney Company	1,463	143,096
Specialty retail 1.4%
Advance Auto Parts, Inc.	175	14,305
Build-A-Bear Workshop, Inc. (E)	4,961	38,696
CarMax, Inc. (E)	693	52,044
Lithia Motors, Inc., Class A	544	61,570
L'Occitane International SA	34,000	64,601
Lowe's Companies, Inc.	1,390	111,131
O'Reilly Automotive, Inc. (E)	153	32,275
The TJX Companies, Inc.	1,493	104,211
Tractor Supply Company	668	40,254
Williams-Sonoma, Inc.	1,642	84,727
Textiles, apparel and luxury goods 0.8%
adidas AG	257	57,204
Gildan Activewear, Inc.	2,158	66,035
NIKE, Inc., Class B	2,095	115,204
Ralph Lauren Corp.	1,019	91,129
Consumer staples 2.5%		1,061,255
Beverages 0.8%
Anheuser-Busch InBev SA	686	84,118
Diageo PLC, ADR	379	51,927
Heineken NV	561	54,660
PepsiCo, Inc.	1,143	125,993
Food and staples retailing 0.5%
Alimentation Couche-Tard, Inc., Class B	1,432	67,143
CVS Health Corp.	532	36,458
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	13

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Koninklijke Ahold Delhaize NV	6,482	$121,960
Food products 0.3%
Danone SA	794	64,895
Mondelez International, Inc., Class A	1,794	74,325
Personal products 0.3%
Pola Orbis Holdings, Inc.	4,000	127,498
Tobacco 0.6%
Altria Group, Inc.	382	24,532
British American Tobacco PLC	1,354	87,482
Japan Tobacco, Inc.	2,600	86,060
Philip Morris International, Inc.	518	54,204
Energy 2.1%		914,477
Energy equipment and services 0.5%
Halliburton Company	1,971	84,241
Schlumberger, Ltd.	1,265	80,960
Weatherford International PLC (E)	16,219	56,280
Oil, gas and consumable fuels 1.6%
Apache Corp.	1,496	61,890
California Resources Corp. (E)	50	552
Canadian Natural Resources, Ltd.	3,036	105,956
Concho Resources, Inc. (E)	371	49,792
Devon Energy Corp.	2,118	78,154
EOG Resources, Inc.	1,131	112,953
Range Resources Corp.	2,175	39,389
Royal Dutch Shell PLC, A Shares	4,464	140,526
TOTAL SA	1,862	103,784
Financials 6.6%		2,847,930
Banks 4.7%
Bank of America Corp.	9,740	266,779
Barclays PLC	26,590	65,616
Citigroup, Inc.	2,971	218,369
HSBC Holdings PLC	18,738	182,979
ICICI Bank, Ltd., ADR	14,085	128,878
Intesa Sanpaolo SpA	14,066	47,289
JPMorgan Chase & Co.	2,574	258,970
KeyCorp	5,048	92,126
Regions Financial Corp.	3,541	54,815
Seven Bank, Ltd.	8,100	29,956
Standard Chartered PLC (E)	8,026	79,938
Sumitomo Mitsui Financial Group, Inc.	1,900	76,119
SVB Financial Group (E)	536	117,534
U.S. Bancorp	3,067	166,783
Wells Fargo & Company	3,880	217,823
Capital markets 1.6%
Affiliated Managers Group, Inc.	582	108,543
Euronext NV (A)	544	32,309
Intercontinental Exchange, Inc.	1,339	88,508
Invesco, Ltd.	1,968	70,435
The Blackstone Group LP	3,022	100,602
The Charles Schwab Corp.	2,701	121,113
14	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	648	$157,127
Consumer finance 0.1%
Discover Financial Services	1,107	73,649
Insurance 0.2%
Dai-ichi Life Holdings, Inc.	4,800	91,670
Health care 4.3%		1,828,679
Biotechnology 1.3%
Biogen, Inc. (E)	500	155,830
Celgene Corp. (E)	883	89,157
Emergent BioSolutions, Inc. (E)	732	30,005
Gilead Sciences, Inc.	2,057	154,193
Halozyme Therapeutics, Inc. (E)	2,105	37,322
Shire PLC, ADR	540	79,720
Health care equipment and supplies 1.2%
Abbott Laboratories	1,551	84,111
Danaher Corp.	1,109	102,327
Globus Medical, Inc., Class A (E)	1,201	38,276
Koninklijke Philips NV	2,148	87,537
Medtronic PLC	1,357	109,266
Stryker Corp.	375	58,076
Zimmer Biomet Holdings, Inc.	331	40,256
Health care providers and services 0.1%
UnitedHealth Group, Inc.	146	30,692
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	608	117,849
Pharmaceuticals 1.4%
Allergan PLC	726	128,669
GlaxoSmithKline PLC	1,744	31,300
Johnson & Johnson	1,534	213,855
Merck & Company, Inc.	1,833	100,980
Pfizer, Inc.	3,972	139,258
Industrials 2.4%		1,043,119
Aerospace and defense 0.8%
Cobham PLC (E)	42,553	78,537
General Dynamics Corp.	404	82,004
Safran SA	702	73,936
United Technologies Corp.	865	103,592
Air freight and logistics 0.1%
FedEx Corp.	196	44,259
Building products 0.3%
American Woodmark Corp. (E)	717	69,262
Johnson Controls International PLC	1,690	69,949
Commercial services and supplies 0.1%
Interface, Inc.	1,662	37,894
Electrical equipment 0.1%
Regal Beloit Corp.	699	56,724
Industrial conglomerates 0.5%
Honeywell International, Inc.	901	129,888
Rheinmetall AG	681	80,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	15

	Shares	Value
Industrials (continued)
Machinery 0.4%
Caterpillar, Inc.	351	$47,666
Fortive Corp.	1,515	109,474
Road and rail 0.1%
Union Pacific Corp.	510	59,053
Information technology 6.3%		2,683,257
Communications equipment 0.3%
Cisco Systems, Inc.	3,932	134,278
Electronic equipment, instruments and components 0.2%
Optex Group Company, Ltd.	1,500	62,123
Internet software and services 1.2%
Alphabet, Inc., Class A (E)	205	211,773
eBay, Inc. (E)	3,008	113,221
Facebook, Inc., Class A (E)	916	164,935
Yahoo Japan Corp.	8,700	38,896
IT services 0.9%
Automatic Data Processing, Inc.	870	101,146
PayPal Holdings, Inc. (E)	929	67,408
Visa, Inc., Class A	1,745	191,915
Semiconductors and semiconductor equipment 0.6%
Broadcom, Ltd.	411	108,447
Microchip Technology, Inc.	644	61,051
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,930	81,697
Software 1.5%
Adobe Systems, Inc. (E)	572	100,192
Electronic Arts, Inc. (E)	910	108,836
Microsoft Corp.	3,841	319,494
Oracle Corp.	1,841	93,707
salesforce.com, Inc. (E)	318	32,544
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	2,316	391,497
Lenovo Group, Ltd.	132,000	76,570
Samsung Electronics Company, Ltd., GDR	112	138,089
Seagate Technology PLC	2,311	85,438
Materials 0.9%		361,391
Chemicals 0.2%
The Sherwin-Williams Company	147	58,087
Containers and packaging 0.3%
Amcor, Ltd.	5,924	71,897
Avery Dennison Corp.	503	53,404
Metals and mining 0.4%
Agnico Eagle Mines, Ltd.	628	28,028
Franco-Nevada Corp.	535	42,500
Freeport-McMoRan, Inc. (E)	4,145	57,947
Teck Resources, Ltd., Class B	2,424	49,528
Telecommunication services 1.1%		486,436
Diversified telecommunication services 0.8%
Koninklijke KPN NV	30,467	104,833
Nippon Telegraph & Telephone Corp.	3,300	159,547
Telefonica SA	8,046	84,366
16	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services 0.3%
KDDI Corp.	2,100	$55,950

Vodafone Group PLC	28,577	81,740
Preferred securities 0.4%		$185,754
(Cost $184,041)
Consumer staples 0.1%		53,499
Household products 0.1%
Henkel AG & Company KGaA	381	53,499
Financials 0.2%		88,559
Banks 0.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.967% (B)	2,104	55,251
Regions Financial Corp., 6.375%	383	9,728
Wells Fargo & Company, Series L, 7.500%	18	23,580
Utilities 0.1%		43,696
Multi-utilities 0.1%

Dominion Energy, Inc., 6.750%	835	43,696
Investment companies 6.0%		$2,554,076
(Cost $2,432,316)

Energy Select Sector SPDR Fund	1,755	119,182
iShares Global Infrastructure ETF	3,768	171,595
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,290	519,691
iShares MSCI Emerging Markets ETF	5,573	257,918
iShares MSCI Poland Capped ETF	4,500	121,770
iShares S&P/TSX Capped Financials Index ETF	9,325	277,849
iShares TIPS Bond ETF	324	36,871
iShares U.S. Oil & Gas Exploration & Production ETF	1,230	72,939
Materials Select Sector SPDR Fund	2,261	133,399
PowerShares DB Agriculture Fund (E)	897	17,438
PowerShares DB Base Metals Fund (E)	2,388	44,990
PowerShares DB Commodity Index Tracking Fund (E)	3,551	56,852
PowerShares DB Energy Fund (E)	4,693	64,341
PowerShares DB Gold Fund (E)	2,896	117,027
SPDR S&P China ETF	1,920	203,059
SPDR S&P Global Natural Resources ETF	3,735	175,358
VanEck Vectors Oil Services ETF	1,635	39,632
Vanguard Global ex-U.S. Real Estate ETF	851	50,771
Vanguard Information Technology ETF	220	35,911
Vanguard REIT ETF	456	37,483

	Contracts/Notional amount	Value
Purchased options 0.0%		$8,973
(Cost $23,650)
Calls 0.0%		8,973
Exchange Traded Option on Energy Select Sector SPDR Fund (Expiration Date: 12-15-17; Strike Price $71.00; Notional Amount: 28,500) (E)	285	8,123
Exchange Traded Option on iShares MSCI Emerging Markets ETF (Expiration Date: 1-19-18; Strike Price: $50.00; Notional Amount: 2,000) (E)	20	210
Exchange Traded Option on VanEck Vectors Russia ETF (Expiration Date: 1-19-18; Strike Price: $23.00; Notional Amount: 4,000) (E)	40	640

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 16.7%				$7,134,286
(Cost $7,134,643)
Commercial paper 13.4%				5,744,870
Bank of Tokyo-Mitsubishi UFJ, Ltd.	1.260	12-11-17	500,000	499,287
Cummins, Inc.	1.130	11-16-17	500,000	499,733
Henkel of America, Inc.	1.250	11-03-17	500,000	499,951
Honeywell International, Inc.	1.120	11-01-17	250,000	249,992
J.P. Morgan Securities	1.200	11-17-17	500,000	499,709
John Deere Canada ULC	1.150	11-15-17	250,000	249,881
Macquarie Bank, Ltd.	1.250	12-01-17	250,000	249,715
Macquarie Bank, Ltd.	1.285	11-02-17	250,000	249,983
Manhattan Asset Funding Company LLC	1.230	11-14-17	500,000	499,778
Novartis Finance Corp.	1.150	11-29-17	250,000	249,775
Philip Morris International, Inc.	1.140	11-16-17	250,000	249,869
Philip Morris International, Inc.	1.270	12-04-17	250,000	249,712
Swedbank AB	1.190	11-10-17	500,000	499,841
Telstra Corp., Ltd.	1.365	01-22-18	500,000	498,266
Thunder Bay Funding LLC	1.260	12-05-17	500,000	499,378

	Yield (%)	Shares	Value
Money market funds 3.3%			1,389,416

State Street Institutional U.S. Government Money Market Fund, Premier Class	0.9569(F)	1,389,416	1,389,416

Total investments (Cost $39,570,616) 98.7%	$42,322,140
Other assets and liabilities, net 1.3%	572,522
Total net assets 100.0%	$42,894,662

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,551,693 or 10.6% of the fund's net assets as of 10-31-17.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 10-31-17:
United States	77.6%
Japan	2.9%
Canada	2.5%
Netherlands	2.3%
United Kingdom	2.0%
Australia	2.0%
France	1.6%
Sweden	1.3%
18	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Other countries	7.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Diversified Strategies Fund	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
CME E-mini Industrial Sector Futures	6	Long	Dec 2017	$419,234	$428,940	$9,706
CME E-mini Technology Sector Futures	6	Long	Dec 2017	359,954	379,320	19,366
CME E-mini Utilities Sector Futures	7	Long	Dec 2017	382,188	387,870	5,682
Euro STOXX 50 Index Futures	14	Long	Dec 2017	570,145	599,804	29,659
Mini IBEX 35 Futures	4	Long	Nov 2017	486,401	491,352	4,951
Mini TPX Index Futures	14	Long	Dec 2017	213,088	217,070	3,982
Russell 2000 E-Mini Index Futures	7	Long	Dec 2017	514,004	525,945	11,941
S&P Mid 400 Index E-Mini Futures	3	Long	Dec 2017	524,922	550,170	25,248
SGX NIFTY 50 Futures	9	Long	Nov 2017	185,859	186,822	963
10-Year U.S. Treasury Note Futures	10	Short	Dec 2017	(1,257,728)	(1,249,375)	8,353
Mini FTSE MIB Index Futures	18	Short	Dec 2017	(470,839)	(477,509)	(6,670)
MSCI EAFE Index Futures	8	Short	Dec 2017	(788,660)	(802,960)	(14,300)
MSCI Emerging Markets Index Futures	8	Short	Dec 2017	(445,691)	(449,680)	(3,989)
S&P 500 Index E-Mini Futures	28	Short	Dec 2017	(3,511,812)	(3,601,780)	(89,968)
						$4,924
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	84,324	USD	100,000	Goldman Sachs Bank USA	12/20/2017	—	$(1,506)
EUR	89,831	USD	105,910	Morgan Stanley Capital Services, Inc.	12/20/2017	—	(983)
EUR	419,340	USD	501,195	Standard Chartered Bank	12/20/2017	—	(11,384)
GBP	200,683	USD	267,681	HSBC Bank USA	12/20/2017	—	(745)
SEK	3,573,009	USD	446,903	Citibank N.A.	12/20/2017	—	(18,835)
SGD	272,042	USD	201,741	Australia and New Zealand Banking Group	12/20/2017	—	(2,083)
USD	140,000	EUR	118,366	Goldman Sachs Bank USA	12/20/2017	$1,742	—
USD	565,000	EUR	475,128	Standard Chartered Bank	12/20/2017	10,025	—
USD	267,672	GBP	200,683	HSBC Bank USA	12/20/2017	737	—
USD	134,186	JPY	14,789,126	Goldman Sachs Bank USA	12/20/2017	3,817	—
USD	439,966	SEK	3,573,009	Citibank N.A.	12/20/2017	11,899	—
USD	202,701	SGD	272,042	Standard Chartered Bank	12/20/2017	3,043	—
						$31,263	$(35,536)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-Traded	iShares MSCI Emerging Markets ETF	USD	47.00	Jan 2018	20	2,000	$1,539	$(1,650)
Exchange-Traded	Energy Select Sector SPDR Fund	USD	73.00	Dec 2017	285	28,500	8,538	(2,280)
							$10,077	$(3,930)
							$10,077	$(3,930)

Derivatives currency abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
20	JOHN HANCOCK Diversified Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,835,799	—	$6,835,799	—
Foreign government obligations	249,200	—	249,200	—
Corporate bonds	9,012,457	—	9,012,457	—
Convertible bonds	15,000	—	15,000	—
Term loans	365,098	—	365,098	—
Collateralized mortgage obligations	669,972	—	669,972	—
Asset backed securities	1,524,028	—	1,524,028	—
Common stocks	13,767,497	$10,404,531	3,362,966	—
Preferred securities	185,754	132,255	53,499	—
Investment companies	2,554,076	2,554,076	—	—
Purchased options	8,973	8,973	—	—
Short-term investments	7,134,286	1,389,416	5,744,870	—
Total investments in securities	$42,322,140	$14,489,251	$27,832,889	—
Derivatives:

       21

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Futures	$119,851	$114,900	$4,951	—
Forward foreign currency contracts	31,263	—	31,263	—
Liabilities
Futures	(114,927)	(108,257)	(6,670)	—
Forward foreign currency contracts	(35,536)	—	(35,536)	—
Written options	(3,930)	(3,930)	—	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2017, the fund used futures contracts to gain exposure to certain securities, maintain diversity of the fund, manage against anticipated changes in securities markets and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2017, the fund used purchased options to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased.

During the period ended October 31, 2017, the fund wrote option contracts to manage against anticipated changes in securities, gain exposure to certain securities markets and as a substitute for securities purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       22

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q1	10/17
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		12/17

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Common stocks 39.0%		$1,970,368,041
(Cost $1,697,932,989)
Australia 0.5%		23,212,400
Dexus	835,591	6,256,909
Goodman Group	633,733	4,063,345
Mirvac Group	2,302,191	4,255,258
Scentre Group	1,158,270	3,571,462
Stockland	617,194	2,139,164
The GPT Group	749,396	2,926,262
Austria 0.1%		4,808,643
BUWOG AG (A)	51,616	1,487,814
Oesterreichische Post AG	74,783	3,320,829
Belgium 0.4%		19,053,012
Anheuser-Busch InBev SA	42,208	5,175,595
KBC Group NV	79,455	6,600,245
Umicore SA	162,836	7,277,172
Bermuda 0.0%		1,567,556
Validus Holdings, Ltd.	30,099	1,567,556
Canada 0.2%		9,241,585
Canadian Apartment Properties REIT	74,844	1,976,541
RioCan Real Estate Investment Trust	264,121	5,009,721
Smart Real Estate Investment Trust	100,400	2,255,323
China 0.0%		727,131
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	727,131
Denmark 1.2%		58,799,252
A.P. Moller - Maersk A/S, Series B	3,719	7,129,275
Coloplast A/S, B Shares	80,690	7,102,165
Danske Bank A/S	603,736	23,040,655
Novo Nordisk A/S, B Shares	156,771	7,805,448
Pandora A/S	61,615	5,818,102
Vestas Wind Systems A/S	89,524	7,903,607
Finland 1.0%		48,062,328
Kesko OYJ, B Shares	186,716	9,535,338
Nokia OYJ	1,775,959	8,734,027
Sampo OYJ, A Shares	209,314	10,953,378
Stora Enso OYJ, R Shares	616,723	9,638,271
Wartsila OYJ ABP	142,951	9,201,314
France 3.2%		163,547,760
AXA SA	474,808	14,333,701
BNP Paribas SA	336,698	26,279,107
Cie Generale des Etablissements Michelin	73,417	10,626,852
Credit Agricole SA	450,061	7,855,018
Gecina SA	35,082	5,698,103
Klepierre SA	307,309	12,233,393
Natixis SA	363,583	2,851,272
Orange SA	436,323	7,167,778
Societe Generale SA	330,234	18,379,010
Suez	649,778	11,427,332
Thales SA	59,495	6,200,178
2	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
TOTAL SA	351,184	$19,574,334
Unibail-Rodamco SE	35,229	8,818,070
Vivendi SA	487,424	12,103,612
Germany 3.1%		154,827,928
Allianz SE	61,862	14,442,230
BASF SE	166,404	18,196,838
Bayer AG	97,423	12,672,679
Commerzbank AG (A)	818,248	11,339,361
Deutsche Bank AG	1,012,176	16,588,746
Deutsche Post AG	363,190	16,648,659
Deutsche Telekom AG	783,207	14,181,782
Deutsche Wohnen SE	145,698	6,235,923
E.ON SE	699,484	8,284,996
LEG Immobilien AG	37,674	3,837,643
Muenchener Rueckversicherungs-Gesellschaft AG	20,935	4,699,954
Siemens AG	101,560	14,587,338
TUI AG	515,228	9,305,571
Vonovia SE	86,165	3,806,208
Hong Kong 0.6%		28,249,410
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
CK Asset Holdings, Ltd.	929,223	7,647,353
Hang Lung Properties, Ltd.	720,181	1,653,734
Hongkong Land Holdings, Ltd.	325,469	2,360,589
Link REIT	654,550	5,503,003
New World Development Company, Ltd.	1,474,496	2,198,355
Sun Hung Kai Properties, Ltd.	543,197	8,886,376
Ireland 0.4%		21,663,489
Allegion PLC	22,611	1,885,531
CRH PLC	308,999	11,628,234
Ryanair Holdings PLC, ADR (A)	72,694	8,149,724
Italy 2.1%		103,973,365
Atlantia SpA	379,922	12,385,689
Banco BPM SpA (A)	1,476,562	5,141,221
Enel SpA	2,453,268	15,214,360
Intesa Sanpaolo SpA	10,036,852	33,742,952
Mediobanca SpA	671,990	7,361,213
UniCredit SpA (A)	1,359,711	25,984,948
Unione di Banche Italiane SpA	882,719	4,142,982
Japan 0.7%		37,701,415
Hulic Company, Ltd.	250,539	2,584,557
Japan Hotel REIT Investment Corp.	1,850	1,224,863
Japan Retail Fund Investment Corp.	1,758	3,119,850
LaSalle Logiport REIT	1,346	1,266,417
Mitsubishi Estate Company, Ltd.	366,221	6,641,252
Mitsui Fudosan Company, Ltd.	320,842	7,488,770
Nippon Building Fund, Inc.	734	3,543,860
Nomura Real Estate Master Fund, Inc.	2,716	3,397,024
Orix JREIT, Inc.	1,425	1,957,928
Sumitomo Realty & Development Company, Ltd.	114,522	3,835,595
United Urban Investment Corp.	1,836	2,641,299
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	3

	Shares	Value
Jersey, Channel Islands 0.1%		$7,333,298
Phoenix Group Holdings	729,580	7,333,298
Netherlands 1.7%		85,119,968
ABN AMRO Group NV (B)	189,632	5,856,662
ING Groep NV	1,814,278	33,526,912
Koninklijke Ahold Delhaize NV	266,020	5,005,235
Koninklijke KPN NV	2,776,238	9,552,680
Koninklijke Philips NV	110,890	4,519,092
Philips Lighting NV (B)	180,041	6,823,729
Royal Dutch Shell PLC, A Shares	528,146	16,625,860
Wereldhave NV	70,607	3,209,798
Portugal 0.1%		4,659,601
Galp Energia SGPS SA	250,623	4,659,601
Singapore 0.1%		6,475,389
Ascendas Real Estate Investment Trust	1,480,280	2,976,332
City Developments, Ltd.	368,443	3,499,057
Spain 2.5%		127,354,120
ACS Actividades de Construccion y Servicios SA	211,258	8,327,593
Amadeus IT Group SA	57,996	3,934,965
Banco Bilbao Vizcaya Argentaria SA	2,590,267	22,650,524
Banco de Sabadell SA	1,773,463	3,550,849
Banco Santander SA	5,976,806	40,518,638
Bankia SA	790,243	3,771,233
Bankinter SA	1,479,842	13,964,881
CaixaBank SA	2,012,158	9,413,668
Hispania Activos Inmobiliarios SOCIMI SA	99,764	1,721,447
Industria de Diseno Textil SA	196,152	7,331,782
Inmobiliaria Colonial SA	329,517	3,137,157
Merlin Properties Socimi SA	560,046	7,394,913
Neinor Homes SA (A)(B)	79,500	1,636,470
Sweden 1.4%		71,065,953
Assa Abloy AB, B Shares	301,375	6,353,848
Castellum AB	123,863	1,987,537
Fabege AB	173,788	3,669,580
Hufvudstaden AB, A Shares	126,143	2,075,714
Nordea Bank AB	1,233,641	14,908,189
Securitas AB, B Shares	225,294	3,952,994
Svenska Handelsbanken AB, A Shares	787,486	11,286,516
Swedbank AB, A Shares	583,569	14,482,880
Swedish Match AB	327,804	12,348,695
Switzerland 1.9%		98,168,685
Glencore PLC (A)	1,227,678	5,921,313
Nestle SA	294,345	24,765,757
Novartis AG	202,791	16,726,059
Partners Group Holding AG	14,521	9,766,651
Roche Holding AG	90,835	20,994,795
Zurich Insurance Group AG	65,519	19,994,110
United Kingdom 4.3%		218,085,774
Anglo American PLC	521,923	9,845,007
AstraZeneca PLC	95,210	6,441,975
Aviva PLC	743,473	4,987,517
4	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	403,589	$4,351,729
Barratt Developments PLC	599,109	5,209,125
Bellway PLC	93,301	4,523,758
BP PLC	3,152,488	21,382,169
British American Tobacco PLC	171,459	11,077,893
BT Group PLC	1,907,672	6,572,919
Direct Line Insurance Group PLC	1,093,905	5,398,983
Dixons Carphone PLC	1,147,172	2,642,292
DS Smith PLC	730,051	5,048,977
GlaxoSmithKline PLC	541,330	9,715,399
HSBC Holdings PLC	1,783,099	17,412,105
Imperial Brands PLC	227,559	9,277,898
Inchcape PLC	598,793	6,215,364
Johnson Matthey PLC	190,787	8,565,479
Land Securities Group PLC	271,961	3,492,990
National Grid PLC	608,519	7,324,998
Prudential PLC	412,774	10,131,653
RELX PLC	333,121	7,665,385
Rio Tinto PLC	227,997	10,775,241
Segro PLC	1,484,010	10,713,183
Severn Trent PLC	180,631	5,064,766
TechnipFMC PLC (A)	108,292	2,944,449
The British Land Company PLC	485,325	3,874,918
The Sage Group PLC	474,512	4,696,992
Vodafone Group PLC	4,451,452	12,732,610
United States 13.4%		676,669,979
AbbVie, Inc.	24,093	2,174,393
Activision Blizzard, Inc.	18,655	1,221,716
Acuity Brands, Inc.	14,657	2,450,650
Adobe Systems, Inc. (A)	16,530	2,895,395
Alexandria Real Estate Equities, Inc.	128,709	15,954,768
Allergan PLC	10,558	1,871,194
Allison Transmission Holdings, Inc.	25,482	1,082,730
Alphabet, Inc., Class A (A)	1,909	1,972,073
Alphabet, Inc., Class C (A)	5,313	5,401,408
Altria Group, Inc.	16,820	1,080,180
Amazon.com, Inc. (A)	2,623	2,899,149
American International Group, Inc.	52,689	3,404,236
American Tower Corp.	88,518	12,717,381
Apple, Inc.	49,625	8,388,610
Arthur J. Gallagher & Company	40,009	2,533,770
AvalonBay Communities, Inc.	40,510	7,345,678
Bank of America Corp.	1,150,724	31,518,330
BB&T Corp.	395,364	19,467,723
Boston Properties, Inc.	36,073	4,371,326
Boston Scientific Corp. (A)	131,257	3,693,572
Brixmor Property Group, Inc.	113,892	1,989,693
Broadcom, Ltd.	10,903	2,877,411
C.R. Bard, Inc.	5,917	1,935,273
Cavium, Inc. (A)	17,834	1,230,368
Celgene Corp. (A)	20,169	2,036,464
CenturyLink, Inc.	40,780	774,412
Chevron Corp.	28,849	3,343,311
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	5

	Shares	Value
United States (continued)
Cisco Systems, Inc.	72,205	$2,465,801
Citigroup, Inc.	440,108	32,347,938
Citizens Financial Group, Inc.	296,918	11,285,853
CME Group, Inc.	10,166	1,394,470
CMS Energy Corp.	85,842	4,152,178
Comcast Corp., Class A	98,898	3,563,295
Comerica, Inc.	71,819	5,642,819
Concho Resources, Inc. (A)	15,496	2,079,718
CSX Corp.	60,140	3,032,860
DCT Industrial Trust, Inc.	102,400	5,941,248
Devon Energy Corp.	49,149	1,813,598
Digital Realty Trust, Inc.	68,593	8,124,155
Dollar Tree, Inc. (A)	21,164	1,931,215
Douglas Emmett, Inc.	130,963	5,211,018
DowDuPont, Inc.	59,595	4,309,314
Duke Realty Corp.	185,324	5,278,028
Electronic Arts, Inc. (A)	9,000	1,076,400
Eli Lilly & Company	19,884	1,629,295
EOG Resources, Inc.	23,030	2,300,006
Equinix, Inc.	4,638	2,149,713
Equity LifeStyle Properties, Inc.	66,231	5,860,119
Equity Residential	30,499	2,051,363
Essex Property Trust, Inc.	8,620	2,262,147
Evercore, Inc., Class A	5,600	448,560
Extra Space Storage, Inc.	61,701	5,034,185
Facebook, Inc., Class A (A)	33,030	5,947,382
Federal Realty Investment Trust	51,245	6,176,047
Fifth Third Bancorp	398,249	11,509,396
First Republic Bank	31,293	3,047,938
Fortune Brands Home & Security, Inc.	23,244	1,535,499
General Dynamics Corp.	14,288	2,900,178
GGP, Inc.	158,121	3,077,035
Halliburton Company	44,042	1,882,355
Highwoods Properties, Inc.	57,709	2,946,044
Hilton Worldwide Holdings, Inc.	65,759	4,753,061
Host Hotels & Resorts, Inc.	331,413	6,482,438
Hudson Pacific Properties, Inc.	203,053	6,867,252
Huntington Bancshares, Inc.	598,506	8,259,383
Intercontinental Exchange, Inc.	26,183	1,730,696
Invitation Homes, Inc.	89,376	2,017,216
Johnson & Johnson	37,150	5,179,082
JPMorgan Chase & Co.	308,788	31,067,161
KeyCorp	575,177	10,496,980
Knight-Swift Transportation Holdings, Inc. (A)	47,449	1,966,761
M&T Bank Corp.	65,646	10,947,783
Marriott International, Inc., Class A	71,766	8,574,602
Mastercard, Inc., Class A	28,384	4,222,688
McDonald's Corp.	29,928	4,995,282
Merck & Company, Inc.	46,167	2,543,340
MGM Growth Properties LLC, Class A	10,152	299,586
Microsoft Corp.	35,620	2,962,872
Mid-America Apartment Communities, Inc.	56,276	5,759,849
Mohawk Industries, Inc. (A)	7,889	2,065,025
Mondelez International, Inc., Class A	33,788	1,399,837
6	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
National Retail Properties, Inc.	134,752	$5,414,335
Newell Brands, Inc.	46,096	1,879,795
NextEra Energy, Inc.	22,407	3,474,653
Norfolk Southern Corp.	9,502	1,248,753
Paramount Group, Inc.	71,733	1,141,989
People's United Financial, Inc.	149,005	2,780,433
PepsiCo, Inc.	29,044	3,201,520
Pfizer, Inc.	96,866	3,396,122
Philip Morris International, Inc.	13,565	1,419,442
Prologis, Inc.	268,967	17,369,889
Public Storage	28,507	5,908,076
Raytheon Company	17,162	3,092,592
Realty Income Corp.	53,402	2,866,085
Regency Centers Corp.	64,519	3,971,144
Regions Financial Corp.	548,215	8,486,368
Simon Property Group, Inc.	111,047	17,248,931
SL Green Realty Corp.	34,138	3,266,324
Starwood Waypoint Homes	89,023	3,232,425
Steel Dynamics, Inc.	27,147	1,010,140
STORE Capital Corp.	81,029	2,000,606
SunTrust Banks, Inc.	276,799	16,666,068
The Charles Schwab Corp.	53,526	2,400,106
The Goldman Sachs Group, Inc.	11,016	2,671,160
The Goodyear Tire & Rubber Company	28,135	860,650
The Home Depot, Inc.	16,395	2,717,963
The Kraft Heinz Company	40,562	3,136,659
The PNC Financial Services Group, Inc.	206,971	28,311,563
The TJX Companies, Inc.	18,281	1,276,014
Time Warner, Inc.	16,116	1,584,042
U.S. Bancorp	498,472	27,106,907
UnitedHealth Group, Inc.	20,315	4,270,619
Ventas, Inc.	128,269	8,048,880
Verizon Communications, Inc.	36,606	1,752,329
Visteon Corp. (A)	691	87,094
Vornado Realty Trust	45,390	3,397,895
Wells Fargo & Company	506,320	28,424,805
Welltower, Inc.	219,304	14,684,596
Yum! Brands, Inc.	23,059	1,716,743
Zions Bancorporation	118,747	5,516,986

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 13.1%				$662,333,842
(Cost $664,668,656)
United States 13.1%				662,333,842
U.S. Treasury
Treasury Inflation Protected Security	0.625	02-15-43	39,457,000	39,426,114
Treasury Inflation Protected Security	0.750	02-15-42	51,850,000	54,527,150
Treasury Inflation Protected Security (D)	0.750	02-15-45	75,437,100	75,213,140
Treasury Inflation Protected Security	0.875	02-15-47	46,168,900	46,366,033
Treasury Inflation Protected Security	1.000	02-15-46	44,646,000	47,035,656
Treasury Inflation Protected Security	1.375	02-15-44	42,003,000	48,887,224
Treasury Inflation Protected Security (D)	1.750	01-15-28	32,290,000	42,308,062
Treasury Inflation Protected Security	2.125	02-15-40	34,285,100	49,042,825
Treasury Inflation Protected Security (D)	2.125	02-15-41	29,777,300	42,274,906
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	7

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Treasury Inflation Protected Security	2.500	01-15-29		30,181,000	$41,583,158
Treasury Inflation Protected Security	3.375	04-15-32		13,249,000	25,185,327
Treasury Inflation Protected Security (D)	3.625	04-15-28		12,047,000	23,897,513

Treasury Inflation Protected Security (D)	3.875	04-15-29		62,494,000	126,586,734
Foreign government obligations 6.3%					$319,902,461
(Cost $323,878,491)
Argentina 0.2%					11,475,081
Argentina POM Politica Monetaria Bond (E)	26.250	06-21-20	ARS	123,646,128	7,723,725
Provincia de Buenos Aires Bond (E)	24.500	05-31-22	ARS	62,226,000	3,751,356
Brazil 0.8%					40,705,431
Federative Republic of Brazil
Note	6.000	05-15-45	BRL	4,563,000	4,729,465
Note	6.000	08-15-50	BRL	3,992,000	4,114,586
Note	10.000	01-01-23	BRL	90,587,000	29,112,064
Note	10.000	01-01-25	BRL	8,611,000	2,749,316
Colombia 0.2%					9,080,831
Republic of Colombia Bond	7.750	09-18-30	COP	11,592,000,000	4,133,109
Republic of Colombia, CPI-Linked Bond Bond	3.500	03-10-21	COP	14,609,003,472	4,947,722
Czech Republic 0.4%					21,996,031
Czech Republic
Bond	0.450	10-25-23	CZK	265,720,000	11,717,732
Bond	1.000	06-26-26	CZK	64,100,000	2,809,514
Bond	2.400	09-17-25	CZK	151,730,000	7,468,785
Dominican Republic 0.1%					3,885,423
Government of Dominican Republic Bond (B)	11.250	02-05-27	DOP	173,600,000	3,885,423
Germany 0.0%					1,802,231
Federal Republic of Germany
Bond	0.250	02-15-27	EUR	911,000	1,057,491
Bond	0.500	02-15-26	EUR	620,000	744,740
Hungary 0.2%					9,412,657
Republic of Hungary
Bond	1.000	09-23-20	HUF	997,310,000	3,791,332
Bond	2.500	10-27-21	HUF	930,760,000	3,695,601
Bond	7.500	11-12-20	HUF	426,690,000	1,925,724
Indonesia 1.0%					49,725,206
Republic of Indonesia
Bond	7.000	05-15-22	IDR	107,313,000,000	8,070,254
Bond	7.000	05-15-27	IDR	188,206,000,000	14,105,910
Bond	7.500	08-15-32	IDR	101,089,000,000	7,591,458
Bond	8.250	07-15-21	IDR	39,994,000,000	3,118,332
Bond	8.250	05-15-36	IDR	114,621,000,000	9,195,507
Bond	8.375	09-15-26	IDR	94,649,000,000	7,643,745
Malaysia 0.6%					30,043,031
Government of Malaysia
Bond	3.492	03-31-20	MYR	13,485,000	3,190,009
Bond	3.580	09-28-18	MYR	24,463,000	5,806,188
Bond	3.654	10-31-19	MYR	16,825,000	4,000,217
8	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	3.759	03-15-19	MYR	7,273,000	$1,730,227
Bond	4.059	09-30-24	MYR	22,395,000	5,322,800
Bond	4.160	07-15-21	MYR	13,026,000	3,133,775
Bond	4.181	07-15-24	MYR	11,972,000	2,859,242
Bond	4.378	11-29-19	MYR	16,591,000	4,000,573
Mexico 1.0%					48,209,208
Government of Mexico
Bond	5.000	12-11-19	MXN	292,951,400	14,680,461
Bond	6.500	06-09-22	MXN	284,077,700	14,494,197
Bond	7.500	06-03-27	MXN	114,442,700	6,054,941
Bond	8.000	11-07-47	MXN	129,910,600	7,113,735
Bond	10.000	12-05-24	MXN	96,966,700	5,865,874
Poland 0.7%					35,251,516
Republic of Poland
Bond	1.500	04-25-20	PLN	44,131,000	12,012,647
Bond	3.250	07-25-19	PLN	21,907,000	6,196,661
Bond	5.250	10-25-20	PLN	46,837,000	14,038,953
Bond	5.500	10-25-19	PLN	10,171,000	3,003,255
South Africa 0.5%					27,676,455
Republic of South Africa
Bond	7.750	02-28-23	ZAR	126,829,000	8,720,103
Bond	8.000	01-31-30	ZAR	79,671,000	4,985,124
Bond	8.750	02-28-48	ZAR	114,332,000	7,043,652
Bond	9.000	01-31-40	ZAR	108,888,000	6,927,576
Thailand 0.5%					25,943,595
Kingdom of Thailand
Bond	1.250	03-12-28	THB	534,666,000	16,045,774
Bond	3.650	12-17-21	THB	120,007,000	3,891,315
Bond	3.875	06-13-19	THB	192,114,000	6,006,506
Uruguay 0.1%					4,695,765
Republic of Uruguay
Bond (B)	8.500	03-15-28	UYU	50,720,000	1,759,904

Bond (B)	9.875	06-20-22	UYU	80,465,000	2,935,861
Corporate bonds 14.6%					$739,226,944
(Cost $704,934,584)
Australia 0.2%					11,344,495
APT Pipelines, Ltd.	1.375	03-22-22	EUR	260,000	315,053
APT Pipelines, Ltd.	2.000	03-22-27	EUR	700,000	851,304
Australia Pacific Airports Melbourne Pty, Ltd.	1.750	10-15-24	EUR	400,000	494,480
BHP Billiton Finance USA, Ltd.	5.000	09-30-43		1,964,000	2,335,926
BHP Billiton Finance, Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500	10-22-77	GBP	710,000	1,105,647
CNOOC Curtis Funding No 1 Pty, Ltd.	2.750	10-03-20	EUR	650,000	810,811
Commonwealth Bank of Australia (B)	4.500	12-09-25		292,000	306,617
FMG Resources August 2006 Pty, Ltd. (B)	4.750	05-15-22		1,023,000	1,044,739
FMG Resources August 2006 Pty, Ltd. (B)	9.750	03-01-22		1,323,000	1,478,453
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000	11-12-24	EUR	564,000	675,946
Rio Tinto Finance USA, Ltd.	5.200	11-02-40		407,000	487,457
Scentre Group Trust 1	1.375	03-22-23	EUR	400,000	485,475
Scentre Group Trust 1	1.500	07-16-20	EUR	500,000	604,472
Scentre Group Trust 2	3.250	09-11-23	EUR	260,000	348,115
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	9

	Rate (%)	Maturity date		Par value^	Value
Austria 0.0%					$363,154
UniCredit Bank Austria AG	2.500	05-27-19	EUR	300,000	363,154
Belgium 0.1%					6,337,618
Anheuser-Busch InBev SA	0.875	03-17-22	EUR	500,000	601,892
Anheuser-Busch InBev SA	1.500	03-17-25	EUR	1,100,000	1,364,685
Anheuser-Busch InBev SA	2.000	03-17-28	EUR	2,100,000	2,656,120
Anheuser-Busch InBev SA	2.750	03-17-36	EUR	400,000	521,515
Belfius Bank SA	2.250	09-26-18	EUR	600,000	714,478
KBC Group NV	1.000	04-26-21	EUR	400,000	478,928
Canada 0.5%					24,553,688
Air Canada 2013-1 Class B Pass Through Trust (B)	5.375	05-15-21		529,324	556,892
Alimentation Couche-Tard, Inc. (B)	4.500	07-26-47		845,000	867,575
Burlington Resources Finance Company	7.200	08-15-31		319,000	432,566
Clearwater Seafoods, Inc. (B)	6.875	05-01-25		1,297,000	1,371,578
Enbridge, Inc.	5.500	12-01-46		587,000	690,583
First Quantum Minerals, Ltd. (B)	7.000	02-15-21		340,000	352,750
First Quantum Minerals, Ltd. (B)	7.250	04-01-23		761,000	806,660
First Quantum Minerals, Ltd. (B)	7.500	04-01-25		1,365,000	1,445,194
Great-West Lifeco, Inc.	2.500	04-18-23	EUR	1,060,000	1,364,586
Mattamy Group Corp. (B)	6.875	12-15-23		1,898,000	1,992,900
Mercer International, Inc.	6.500	02-01-24		468,000	494,910
Mercer International, Inc.	7.750	12-01-22		1,433,000	1,518,980
NOVA Chemicals Corp. (B)	4.875	06-01-24		726,000	739,613
NOVA Chemicals Corp. (B)	5.250	08-01-23		1,691,000	1,743,844
Open Text Corp. (B)	5.625	01-15-23		885,000	925,931
Open Text Corp. (B)	5.875	06-01-26		709,000	768,379
Rogers Communications, Inc.	5.000	03-15-44		2,116,000	2,402,186
Rogers Communications, Inc.	5.450	10-01-43		1,003,000	1,200,694
Royal Bank of Canada	4.650	01-27-26		976,000	1,050,185
Teck Resources, Ltd.	3.750	02-01-23		490,000	494,596
Teck Resources, Ltd.	4.750	01-15-22		500,000	527,500
Total Capital Canada, Ltd.	1.125	03-18-22	EUR	300,000	365,234
TransCanada PipeLines, Ltd.	6.100	06-01-40		138,000	181,514
TransCanada PipeLines, Ltd.	7.625	01-15-39		1,509,000	2,258,838
Cayman Islands 0.1%					5,292,876
China Overseas Land International Cayman, Ltd.	1.750	07-15-19	EUR	640,000	762,506
IPIC GMTN, Ltd.	2.375	05-30-18	EUR	100,000	117,942
IPIC GMTN, Ltd.	5.875	03-14-21	EUR	830,000	1,145,345
Park Aerospace Holdings, Ltd. (B)	5.250	08-15-22		650,000	676,000
Park Aerospace Holdings, Ltd. (B)	5.500	02-15-24		1,655,000	1,717,063
Tecnoglass, Inc. (B)	8.200	01-31-22		840,000	874,020
Denmark 0.1%					3,997,427
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875	10-04-23	EUR	200,000	240,945
DONG Energy A/S	4.875	01-12-32	GBP	359,000	591,410
Orsted A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875	07-08-99	EUR	1,350,000	1,619,723
Orsted A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250	06-26-99	EUR	336,000	474,971
Nykredit Realkredit A/S (2.750% to 11-17-22, then 5 Year Euro Swap Rate + 2.200%)	2.750	11-17-27	EUR	450,000	563,664
Nykredit Realkredit A/S (4.000% to 6-3-21, then 5 Year Euro Swap Rate + 2.850%)	4.000	06-03-36	EUR	400,000	506,714
10	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
France 0.8%					$41,847,403
Aeroports de Paris	1.500	07-24-23	EUR	200,000	247,490
Air Liquide Finance SA	0.750	06-13-24	EUR	800,000	952,331
APRR SA	1.125	01-15-21	EUR	500,000	601,496
APRR SA	1.125	01-09-26	EUR	1,200,000	1,428,360
APRR SA	1.875	01-15-25	EUR	600,000	753,056
Autoroutes du Sud de la France SA	2.950	01-17-24	EUR	100,000	133,530
Autoroutes du Sud de la France SA	7.375	03-20-19	EUR	450,000	579,017
Banque Federative du Credit Mutuel SA	0.250	06-14-19	EUR	300,000	351,858
Banque Federative du Credit Mutuel SA	3.000	11-28-23	EUR	300,000	401,210
BNP Paribas SA	0.750	11-11-22	EUR	300,000	357,584
BNP Paribas SA	2.250	01-13-21	EUR	400,000	499,471
BNP Paribas SA	2.250	01-11-27	EUR	400,000	488,719
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875	03-20-26	EUR	100,000	124,773
BPCE SA	0.625	04-20-20	EUR	600,000	710,671
BPCE SA	4.625	07-18-23	EUR	100,000	139,879
Carrefour SA	0.750	04-26-24	EUR	450,000	527,987
Cie Financiere et Industrielle des Autoroutes SA	5.000	05-24-21	EUR	100,000	137,056
Coentreprise de Transport d'electricite SA	1.500	07-29-28	EUR	800,000	951,041
Credit Agricole SA	1.250	04-14-26	EUR	400,000	480,450
Credit Agricole SA (6.500% to 6-23-21, then 5 Year Euro Swap Rate + 5.120%) (F)	6.500	06-23-21	EUR	400,000	538,284
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(F)	7.875	01-23-24		680,000	774,350
Credit Logement SA (3 month EURIBOR + 1.150%) (E)(F)	0.821	12-16-17	EUR	2,600,000	2,646,574
Electricite de France SA (B)	3.625	10-13-25		1,012,000	1,041,783
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (F)	4.125	01-22-22	EUR	900,000	1,140,096
Electricite de France SA (4.250% to 1-29-20, then 7 Year Euro Swap Rate + 3.021%) (F)	4.250	01-29-20	EUR	100,000	124,216
Electricite de France SA	4.625	04-26-30	EUR	450,000	696,357
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (F)	5.000	01-22-26	EUR	500,000	658,955
Electricite de France SA	5.625	02-21-33	EUR	390,000	675,342
Electricite de France SA	6.125	06-02-34	GBP	350,000	628,139
Eutelsat SA	5.000	01-14-19	EUR	100,000	123,645
Holding d'Infrastructures de Transport SAS	2.250	03-24-25	EUR	400,000	506,125
Infra Park SAS	2.125	04-16-25	EUR	200,000	251,922
La Banque Postale SA (2.750% to 4-23-21, then 5 Year Euro Swap Rate + 1.520%)	2.750	04-23-26	EUR	600,000	743,156
La Banque Postale SA (2.750% to 11-19-22, then 5 Year Euro Swap Rate + 2.250%)	2.750	11-19-27	EUR	200,000	251,498
La Financiere Atalian SAS	4.000	05-15-24	EUR	500,000	617,282
Mercialys SA	1.787	03-31-23	EUR	200,000	244,154
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (F)	5.000	10-01-26	EUR	550,000	756,778
Orange SA	9.000	03-01-31		2,457,000	3,723,189
RCI Banque SA	0.625	11-10-21	EUR	1,200,000	1,417,413
RCI Banque SA	1.375	11-17-20	EUR	100,000	121,112
RCI Banque SA	1.625	04-11-25	EUR	600,000	734,279
RTE Reseau de Transport d'Electricite SA	1.000	10-19-26	EUR	1,300,000	1,526,703
RTE Reseau de Transport d'Electricite SA	1.625	11-27-25	EUR	500,000	620,819
Sanofi	2.500	11-14-23	EUR	400,000	527,448
SFR Group SA	5.375	05-15-22	EUR	200,000	243,454
SFR Group SA (B)	6.000	05-15-22		838,000	873,615
Societe Fonciere Lyonnaise SA	1.875	11-26-21	EUR	200,000	246,934
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	11

	Rate (%)	Maturity date		Par value^	Value
France (continued)
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500	09-16-26	EUR	500,000	$619,677
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (F)	6.750	04-07-21	EUR	560,000	746,086
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (F)	8.250	11-29-18		350,000	370,571
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (F)	9.375	09-04-19	EUR	200,000	269,934
SPCM SA	2.875	06-15-23	EUR	1,200,000	1,435,389
SPCM SA (B)	4.875	09-15-25		750,000	770,625
Suez	1.750	09-10-25	EUR	200,000	250,652
Total Capital International SA	0.250	07-12-23	EUR	500,000	581,612
TOTAL SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (F)	2.250	02-26-21	EUR	1,200,000	1,465,614
Transport et Infrastructures Gaz France SA	2.200	08-05-25	EUR	700,000	885,599
Transport et Infrastructures Gaz France SA	4.339	07-07-21	EUR	500,000	669,917
Unibail-Rodamco SE	1.375	03-09-26	EUR	500,000	609,010
Veolia Environnement SA	1.496	11-30-26	EUR	700,000	853,116
Germany 0.7%					35,192,652
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250	03-18-26	EUR	650,000	833,531
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (F)	7.625	04-30-20	EUR	1,000,000	1,282,775
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR Swap Rate + 3.200%) (F)	3.375	09-18-24	EUR	300,000	385,706
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (F)	4.750	10-24-23	EUR	700,000	967,396
Allianz SE (5.625% to 10-17-22, then 3 month EURIBOR + 5.000%)	5.625	10-17-42	EUR	200,000	286,988
Commerzbank AG	4.000	03-23-26	EUR	300,000	402,158
Commerzbank AG	7.750	03-16-21	EUR	200,000	285,867
Daimler AG	1.400	01-12-24	EUR	1,200,000	1,482,260
Deutsche Bank AG	1.250	09-08-21	EUR	600,000	720,380
Deutsche Bank AG	1.500	01-20-22	EUR	1,300,000	1,572,080
Deutsche Telekom International Finance BV	1.500	04-03-28	EUR	950,000	1,141,631
Deutsche Telekom International Finance BV (B)	4.875	03-06-42		605,000	669,818
Deutsche Telekom International Finance BV	8.750	06-15-30		451,000	662,201
E.ON SE	1.625	05-22-29	EUR	600,000	717,331
HP Pelzer Holding GmbH	4.125	04-01-24	EUR	515,000	630,779
IHO Verwaltungs GmbH (2.750% Cash or 3.500% PIK)	2.750	09-15-21	EUR	900,000	1,078,767
IHO Verwaltungs GmbH (3.250% Cash or 4.000% PIK)	3.250	09-15-23	EUR	650,000	794,095
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)	3.750	09-15-26	EUR	250,000	311,597
KFW	0.125	01-15-24	EUR	1,357,000	1,587,537
KFW	0.125	10-04-24	EUR	850,000	988,501
KFW	0.625	02-22-27	EUR	4,097,000	4,822,627
Nidda Healthcare Holding AG	3.500	09-30-24	EUR	790,000	941,632
RWE AG (7.000% to 3-20-19, then 5 Year British Pound Swap Rate + 5.100%) (F)	7.000	03-20-19	GBP	600,000	849,083
Unitymedia Hessen GmbH & Company KG	4.000	01-15-25	EUR	1,650,000	2,047,193
Unitymedia Hessen GmbH & Company KG	5.750	01-15-23	EUR	72,900	88,208
Volkswagen International Finance NV	0.500	03-30-21	EUR	500,000	588,951
Volkswagen International Finance NV	1.875	03-30-27	EUR	900,000	1,083,964
Volkswagen International Finance NV (2.700% to 12-14-22, then 5 Year Euro Swap Rate + 2.540%) (F)	2.700	12-14-22	EUR	600,000	721,624
Volkswagen International Finance NV	3.250	01-21-19	EUR	200,000	242,539
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year Euro Swap Rate + 2.534%) (F)	3.750	03-24-21	EUR	550,000	687,970
12	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Germany (continued)
Volkswagen International Finance NV (3.875% to 6-14-27, then 10 Year Euro Swap Rate + 3.370%) (F)	3.875	06-14-27	EUR	800,000	$974,560
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (F)	4.625	03-24-26	EUR	1,500,000	1,951,244
Volkswagen Leasing GmbH	2.625	01-15-24	EUR	464,000	596,244
Volkswagen Leasing GmbH	3.250	05-10-18	EUR	200,000	237,075
Vonovia Finance BV	2.250	12-15-23	EUR	600,000	770,458
Vonovia Finance BV	3.125	07-25-19	EUR	200,000	246,423
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (F)	4.000	12-17-21	EUR	1,200,000	1,541,459
Hong Kong 0.0%					1,700,796
Hutchison Whampoa Finance 14, Ltd.	1.375	10-31-21	EUR	1,400,000	1,700,796
Ireland 0.3%					15,638,185
AerCap Ireland Capital, Ltd.	4.250	07-01-20		1,440,000	1,506,039
Ardagh Packaging Finance PLC	2.750	03-15-24	EUR	1,230,000	1,487,514
Ardagh Packaging Finance PLC (B)	4.250	09-15-22		200,000	206,000
Ardagh Packaging Finance PLC (B)	4.625	05-15-23		200,000	205,500
Ardagh Packaging Finance PLC (B)	7.250	05-15-24		208,000	228,540
Bank of Ireland	3.250	01-15-19	EUR	100,000	121,241
Cloverie PLC	1.750	09-16-24	EUR	400,000	498,092
ESB Finance DAC	1.875	06-14-31	EUR	189,000	231,729
ESB Finance DAC	2.125	06-08-27	EUR	200,000	254,802
ESB Finance DAC	3.494	01-12-24	EUR	1,172,000	1,601,946
FCA Bank SpA	2.000	10-23-19	EUR	1,400,000	1,695,166
FCA Bank SpA	2.625	04-17-19	EUR	330,000	399,547
Fly Leasing, Ltd.	5.250	10-15-24		878,000	881,846
Fly Leasing, Ltd.	6.375	10-15-21		558,000	582,413
Fly Leasing, Ltd.	6.750	12-15-20		772,000	801,954
GE Capital European Funding Unlimited Company	0.800	01-21-22	EUR	773,000	923,888
GE Capital European Funding Unlimited Company	4.625	02-22-27	EUR	200,000	306,096
GE Capital International Funding Company Unlimited Company	4.418	11-15-35		1,822,000	1,949,156
Smurfit Kappa Acquisitions Unlimited Company	4.125	01-30-20	EUR	615,000	780,284
Smurfit Kappa Acquisitions Unlimited Company	5.125	09-15-18	EUR	370,000	443,924
Willow No 2 Ireland PLC for Zurich Insurance Company, Ltd.	3.375	06-27-22	EUR	400,000	532,508
Israel 0.0%					289,056
Teva Pharmaceutical Finance IV BV	2.875	04-15-19	EUR	240,000	289,056
Italy 0.2%					9,113,631
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750	12-12-42	EUR	300,000	451,920
Atlantia SpA	1.875	07-13-27	EUR	500,000	595,650
Edison SpA	3.875	11-10-17	EUR	320,000	373,064
Eni SpA (B)	5.700	10-01-40		100,000	105,431
Intesa Sanpaolo SpA	1.125	03-04-22	EUR	200,000	238,982
Intesa Sanpaolo SpA	3.000	01-28-19	EUR	500,000	604,350
Intesa Sanpaolo SpA	4.000	11-09-17	EUR	100,000	116,579
Intesa Sanpaolo SpA	4.375	10-15-19	EUR	600,000	758,608
Intesa Sanpaolo SpA (7.000% to 1-19-21, then 5 Year Euro Swap Rate + 6.884%) (F)	7.000	01-19-21	EUR	1,250,000	1,619,432
UniCredit SpA (4.375% to 1-3-22, then 5 Year Euro Swap Rate + 4.316%)	4.375	01-03-27	EUR	300,000	381,465
UniCredit SpA	5.650	07-24-18	EUR	300,000	364,057
UniCredit SpA	5.650	08-24-18	EUR	300,000	365,624
UniCredit SpA	6.950	10-31-22	EUR	990,000	1,437,636
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	13

	Rate (%)	Maturity date		Par value^	Value
Italy (continued)
Wind Acquisition Finance SA	4.000	07-15-20	EUR	650,000	$764,724
Wind Tre SpA	2.625	01-20-23	EUR	800,000	936,109
Jamaica 0.0%					617,009
Digicel, Ltd.	6.000	04-15-21		412,000	405,416
Digicel, Ltd. (B)	6.750	03-01-23		214,000	211,593
Japan 0.0%					718,446
Sumitomo Mitsui Banking Corp.	1.000	01-19-22	EUR	600,000	718,446
Jersey, Channel Islands 0.1%					3,285,301
AA Bond Company, Ltd.	2.875	07-31-43	GBP	1,055,000	1,414,169
CPUK Finance, Ltd.	4.250	02-28-47	GBP	700,000	952,893
Kennedy Wilson Europe Real Estate PLC	3.950	06-30-22	GBP	660,000	918,239
Luxembourg 0.3%					14,573,560
Allergan Funding SCS	4.750	03-15-45		470,000	496,205
Altice Financing SA	5.250	02-15-23	EUR	450,000	550,391
Altice Finco SA (B)	8.125	01-15-24		325,000	350,227
Altice Luxembourg SA	6.250	02-15-25	EUR	200,000	257,325
Altice Luxembourg SA	7.250	05-15-22	EUR	790,000	980,046
Altice Luxembourg SA (B)	7.750	05-15-22		1,170,000	1,238,738
ArcelorMittal	6.125	06-01-25		1,362,000	1,571,026
Arena Luxembourg Finance Sarl	2.875	11-01-24	EUR	525,000	617,191
Cabot Financial Luxembourg SA	6.500	04-01-21	GBP	100,000	137,120
Cabot Financial Luxembourg SA	8.375	08-01-20	GBP	250,000	346,936
Dufry Finance Sca	4.500	08-01-23	EUR	375,000	464,120
eDreams ODIGEO SA	8.500	08-01-21	EUR	683,908	862,349
Garfunkelux Holdco 3 SA	7.500	08-01-22	EUR	300,000	375,046
Garfunkelux Holdco 3 SA	8.500	11-01-22	GBP	425,000	609,336
GELF Bond Issuer I SA	1.750	11-22-21	EUR	950,000	1,164,093
Intralot Capital Luxembourg SA	5.250	09-15-24	EUR	800,000	956,067
Prologis International Funding II SA	2.750	10-23-18	EUR	100,000	119,644
Prologis International Funding II SA	2.875	04-04-22	EUR	600,000	773,012
SELP Finance Sarl	1.250	10-25-23	EUR	500,000	584,324
Simon International Finance SCA	1.375	11-18-22	EUR	400,000	488,856
Telecom Italia Finance SA	7.750	01-24-33	EUR	900,000	1,631,508
Mexico 0.2%					7,954,410
America Movil SAB de CV	3.000	07-12-21	EUR	860,000	1,102,664
America Movil SAB de CV	4.125	10-25-19	EUR	100,000	126,147
America Movil SAB de CV	4.750	06-28-22	EUR	200,000	279,819
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125	09-06-73	EUR	500,000	605,431
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375	09-06-73	EUR	120,000	171,827
Cemex SAB de CV (B)	5.700	01-11-25		270,000	284,175
Cemex SAB de CV (B)	7.750	04-16-26		1,267,000	1,435,004
Mexichem SAB de CV (B)	5.875	09-17-44		1,163,000	1,202,542
Nemak SAB de CV	3.250	03-15-24	EUR	395,000	473,898
Nemak SAB de CV (B)	5.500	02-28-23		1,122,000	1,151,509
Petroleos Mexicanos	3.125	11-27-20	EUR	800,000	999,269
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	122,125
Netherlands 0.6%					32,809,885
ABN AMRO Bank NV (2.875% to 1-18-23, then 5 Year Euro Swap Rate + 2.450%)	2.875	01-18-28	EUR	500,000	636,610
14	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Netherlands (continued)
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (F)	3.250	11-27-18	EUR	400,000	$480,514
Allianz Finance II BV	3.000	03-13-28	EUR	100,000	140,789
Bharti Airtel International Netherlands BV	4.000	12-10-18	EUR	905,000	1,097,886
BMW Finance NV	0.750	04-15-24	EUR	1,466,000	1,743,694
BMW Finance NV	0.875	04-03-25	EUR	800,000	951,650
CBR Fashion Finance BV	5.125	10-01-22	EUR	800,000	938,814
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	1,230,000	1,522,447
Cooperatieve Rabobank UA	4.375	08-04-25		1,426,000	1,510,044
Delta Lloyd Levensverzekering NV (9.000% to 8-29-22, then 3 month EURIBOR + 8.120%)	9.000	08-29-42	EUR	200,000	315,921
Delta Lloyd NV (4.375% to 6-13-24, then 3 month EURIBOR + 3.900%) (F)	4.375	06-13-24	EUR	330,000	423,465
Dufry One BV	2.500	10-15-24	EUR	400,000	477,531
E.ON International Finance BV	6.750	01-27-39	GBP	250,000	513,251
ELM BV (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (F)	2.600	09-01-25	EUR	800,000	971,842
Enel Finance International NV	1.966	01-27-25	EUR	598,000	752,735
Enel Finance International NV (B)	6.800	09-15-37		1,162,000	1,536,741
General Motors Financial International BV	0.850	02-23-18	EUR	500,000	584,223
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		385,000	391,728
InterXion Holding NV	6.000	07-15-20	EUR	1,000,000	1,205,386
JAB Holdings BV	1.250	05-22-24	EUR	300,000	358,489
JAB Holdings BV	1.500	11-24-21	EUR	100,000	122,901
JAB Holdings BV	1.625	04-30-25	EUR	300,000	365,191
JAB Holdings BV	1.750	05-25-23	EUR	200,000	247,121
JAB Holdings BV	2.125	09-16-22	EUR	500,000	630,686
Marfrig Holdings Europe BV (B)	8.000	06-08-23		2,197,000	2,295,865
Mylan NV	5.250	06-15-46		1,067,000	1,119,330
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (F)	4.500	01-15-26	EUR	420,000	550,382
Petrobras Global Finance BV	6.125	01-17-22		366,000	395,646
RELX Finance BV	0.375	03-22-21	EUR	400,000	469,619
RELX Finance BV	1.000	03-22-24	EUR	400,000	475,645
Roche Finance Europe BV	0.875	02-25-25	EUR	400,000	480,249
Shell International Finance BV	0.375	02-15-25	EUR	600,000	693,133
Shell International Finance BV	0.750	08-15-28	EUR	500,000	567,706
Shell International Finance BV	4.125	05-11-35		3,610,000	3,867,057
Siemens Financieringsmaatschappij NV (B)	3.250	05-27-25		695,000	711,078
Siemens Financieringsmaatschappij NV (B)	6.125	08-17-26		387,000	476,883
Teva Pharmaceutical Finance Netherlands II BV	0.375	07-25-20	EUR	350,000	400,332
Teva Pharmaceutical Finance Netherlands II BV	1.125	10-15-24	EUR	571,000	607,140
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	500,000	553,777
WPC Eurobond BV	2.250	07-19-24	EUR	400,000	492,103
Ziggo Bond Company BV	7.125	05-15-24	EUR	560,000	734,281
Norway 0.0%					2,292,126
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000	09-26-23	EUR	640,000	765,072
DNB Bank ASA	4.375	02-24-21	EUR	410,000	547,050
Silk Bidco AS	7.500	02-01-22	EUR	800,000	974,839
Statkraft AS	2.500	11-28-22	EUR	4,000	5,165
Spain 0.2%					7,564,996
Banco Bilbao Vizcaya Argentaria SA	0.625	01-17-22	EUR	400,000	471,035
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	15

	Rate (%)	Maturity date		Par value^	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (F)	6.750	02-18-20	EUR	200,000	$251,888
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (F)	7.000	02-19-19	EUR	600,000	738,223
Banco Santander SA	1.375	02-09-22	EUR	600,000	721,920
Bankinter SA (2.500% to 4-6-22, then 5 Year Euro Swap Rate + 2.400%)	2.500	04-06-27	EUR	400,000	480,638
CaixaBank SA (5.000% to 11-14-18, then 5 Year Euro Swap Rate + 3.950%)	5.000	11-14-23	EUR	300,000	364,307
Ferrovial Emisiones SA	3.375	01-30-18	EUR	300,000	352,408
Santander Consumer Finance SA	0.750	04-03-19	EUR	300,000	353,576
Telefonica Emisiones SAU	4.710	01-20-20	EUR	400,000	515,922
Telefonica Europe BV (5.000% to 3-31-20, then 6 Year Euro Swap Rate + 3.804%) (F)	5.000	03-31-20	EUR	500,000	633,387
Telefonica Europe BV	5.875	02-14-33	EUR	130,000	226,277
Telefonica Europe BV	8.250	09-15-30		1,736,000	2,455,415
Sweden 0.1%					2,878,559
Akelius Residential Property AB	3.375	09-23-20	EUR	700,000	888,102
Essity AB	0.625	03-28-22	EUR	500,000	591,155
Essity AB	1.125	03-27-24	EUR	300,000	358,051
Nordea Bank AB (1.000% to 9-7-21, then 5 Year Euro Swap Rate + 1.250%)	1.000	09-07-26	EUR	600,000	707,782
Svenska Handelsbanken AB (2.656% to 1-15-19, then 5 Year Euro Swap Rate + 1.430%)	2.656	01-15-24	EUR	278,000	333,469
Switzerland 0.2%					11,103,644
Credit Suisse AG	0.375	04-11-19	EUR	500,000	587,160
Credit Suisse AG	0.625	11-20-18	EUR	300,000	352,586
Credit Suisse AG	1.125	09-15-20	EUR	500,000	601,454
Credit Suisse Group AG (7.125% to 7-29-22, 5 Year U.S. Swap Rate + 5.108%) (F)	7.125	07-29-22		550,000	602,250
Novartis Finance SA	0.125	09-20-23	EUR	600,000	693,859
UBS AG	0.500	05-15-18	EUR	600,000	701,936
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750	02-12-26	EUR	1,950,000	2,532,719
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (F)	7.125	08-10-21		1,100,000	1,207,250
UBS Group Funding Switzerland AG	1.500	11-30-24	EUR	900,000	1,094,490
UBS Group Funding Switzerland AG	1.750	11-16-22	EUR	1,700,000	2,104,879
UBS Group Funding Switzerland AG (B)	4.125	04-15-26		593,000	625,061
United Arab Emirates 0.0%					1,161,111
Emirates Telecommunications Group Company PJSC	2.750	06-18-26	EUR	900,000	1,161,111
United Kingdom 1.1%					55,037,810
Annington Funding PLC	1.650	07-12-24	EUR	600,000	715,458
Arqiva Broadcast Finance PLC	9.500	03-31-20	GBP	570,000	797,921
Aspire Defence Finance PLC	4.674	03-31-40	GBP	432,708	705,183
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375	12-04-45	EUR	542,000	686,845
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875	07-03-44	EUR	130,000	169,918
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR	410,000	592,209
Babcock International Group PLC	1.750	10-06-22	EUR	424,000	520,296
Barclays Bank PLC	6.000	01-14-21	EUR	100,000	135,779
Barclays Bank PLC (6.278% to 12-15-34, then 3 month LIBOR + 1.550%) (F)	6.278	12-15-34		200,000	229,250
Barclays Bank PLC	6.625	03-30-22	EUR	239,000	345,262
Barclays PLC	3.125	01-17-24	GBP	100,000	137,986
Barclays PLC	3.650	03-16-25		1,632,000	1,638,138
16	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (F)	7.875	09-15-22	GBP	820,000	$1,211,424
BAT International Finance PLC	0.875	10-13-23	EUR	500,000	592,011
BP Capital Markets PLC	1.109	02-16-23	EUR	236,000	286,006
BP Capital Markets PLC	1.573	02-16-27	EUR	250,000	304,597
BP Capital Markets PLC	1.953	03-03-25	EUR	100,000	126,520
BP Capital Markets PLC	2.213	09-25-26	EUR	125,000	160,670
Brambles Finance PLC	4.625	04-20-18	EUR	230,000	273,812
British Telecommunications PLC	0.625	03-10-21	EUR	500,000	591,796
British Telecommunications PLC	9.125	12-15-30		1,282,000	1,936,769
Cadent Finance PLC	0.625	09-22-24	EUR	1,300,000	1,487,892
Coventry Building Society	2.500	11-18-20	EUR	703,000	877,854
CYBG PLC (5.000% to 2-8-21, then 5 Year British Pound Swap Rate + 3.516%)	5.000	02-09-26	GBP	710,000	990,858
CYBG PLC (3.125% to 6-22-24, then 6 month British Pound LIBOR + 2.292%)	3.125	06-22-25	GBP	230,000	310,465
Experian Finance PLC	4.750	02-04-20	EUR	440,000	568,438
FCE Bank PLC	1.114	05-13-20	EUR	100,000	119,764
FCE Bank PLC	1.528	11-09-20	EUR	100,000	121,659
FCE Bank PLC	1.875	04-18-19	EUR	500,000	599,483
FCE Bank PLC	1.875	06-24-21	EUR	540,000	665,540
Fiat Chrysler Finance Europe	6.750	10-14-19	EUR	600,000	785,575
G4S International Finance PLC	2.625	12-06-18	EUR	300,000	359,685
Hammerson PLC	2.750	09-26-19	EUR	10,000	12,280
Heathrow Funding, Ltd.	1.500	02-11-30	EUR	400,000	472,391
Heathrow Funding, Ltd.	1.875	05-23-22	EUR	200,000	250,170
Heathrow Funding, Ltd.	6.450	12-10-31	GBP	365,000	688,133
HSBC Holdings PLC	0.875	09-06-24	EUR	500,000	585,179
HSBC Holdings PLC	1.500	03-15-22	EUR	1,100,000	1,345,765
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375	01-10-24	EUR	180,000	217,978
HSBC Holdings PLC (5.250% to 9-16-22, then 5 Year Euro Swap Rate + 4.383%) (F)	5.250	09-16-22	EUR	1,000,000	1,313,354
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) (F)	6.000	05-22-27		980,000	1,041,250
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (F)	6.875	06-01-21		922,000	1,015,353
Imperial Brands Finance PLC	2.250	02-26-21	EUR	200,000	248,431
Imperial Brands Finance PLC	5.000	12-02-19	EUR	720,000	927,178
Jaguar Land Rover Automotive PLC	3.875	03-01-23	GBP	840,000	1,168,478
Jaguar Land Rover Automotive PLC (B)	5.625	02-01-23		150,000	154,500
Leeds Building Society	1.375	05-05-22	EUR	296,000	356,171
Leeds Building Society	2.625	04-01-21	EUR	296,000	369,976
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750	07-09-25	GBP	2,000,000	2,907,750
Lloyds Bank PLC	6.500	09-17-40	GBP	185,000	394,486
Mondi Finance PLC	3.375	09-28-20	EUR	550,000	701,106
Nationwide Building Society	0.625	04-19-23	EUR	148,000	173,228
Nationwide Building Society (B)	3.900	07-21-25		461,000	484,184
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125	03-20-23	EUR	400,000	472,943
Nationwide Building Society (2.000% to 7-25-24, then 5 Year Euro Swap Rate + 1.500%)	2.000	07-25-29	EUR	148,000	175,883
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR	480,000	609,311
Nomad Foods Bondco PLC	3.250	05-15-24	EUR	770,000	923,802
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	17

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Rentokil Initial PLC	3.250	10-07-21	EUR	262,000	$339,591
Rio Tinto Finance USA PLC	4.750	03-22-42		411,000	467,293
Santander UK Group Holdings PLC	1.125	09-08-23	EUR	500,000	591,406
Santander UK Group Holdings PLC (7.375% to 6-24-22, then 5 Year British Pound Swap Rate + 5.543%) (F)	7.375	06-24-22	GBP	1,000,000	1,452,658
Santander UK PLC	2.000	01-14-19	EUR	200,000	239,106
Santander UK PLC	2.625	07-16-20	EUR	290,000	361,429
Santander UK PLC	3.875	10-15-29	GBP	380,000	579,060
Santander UK PLC	4.000	03-13-24		727,000	769,248
Sensata Technologies UK Financing Company PLC (B)	6.250	02-15-26		701,000	769,348
TalkTalk Telecom Group PLC	5.375	01-15-22	GBP	910,000	1,256,938
Tesco PLC	3.375	11-02-18	EUR	100,000	120,413
Tesco Property Finance 2 PLC	6.052	10-13-39	GBP	405,143	637,696
The Royal Bank of Scotland Group PLC (2.000% to 3-8-22, then 3 month EURIBOR + 2.039%)	2.000	03-08-23	EUR	700,000	856,387
The Royal Bank of Scotland Group PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625	03-25-24	EUR	590,000	711,340
The Royal Bank of Scotland Group PLC	4.800	04-05-26		452,216	487,003
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21		1,100,000	1,245,640
Vedanta Resources PLC (B)	6.375	07-30-22		2,035,000	2,129,017
Virgin Media Finance PLC (B)	6.000	10-15-24		900,000	942,750
Virgin Media Secured Finance PLC	5.500	01-15-25	GBP	738,000	1,031,924
Virgin Media Secured Finance PLC (B)	6.000	01-15-25	GBP	500,000	771,196
Vodafone Group PLC	0.375	11-22-21	EUR	900,000	1,056,407
Vodafone Group PLC	1.600	07-29-31	EUR	500,000	562,175
Vodafone Group PLC	1.875	09-11-25	EUR	100,000	124,790
Vodafone Group PLC	2.750	12-01-34	EUR	100,000	125,612
WPP Finance 2010	5.625	11-15-43		648,000	730,654
Yorkshire Building Society	2.125	03-18-19	EUR	520,000	624,386
United States 8.8%					443,559,106
21st Century Fox America, Inc.	4.750	09-15-44		1,197,000	1,275,206
Abbott Laboratories	4.900	11-30-46		2,056,000	2,303,287
AbbVie, Inc.	1.375	05-17-24	EUR	300,000	360,999
Activision Blizzard, Inc.	4.500	06-15-47		661,000	676,703
Airxcel, Inc. (B)	8.500	02-15-22		1,481,000	1,569,860
Allison Transmission, Inc. (B)	4.750	10-01-27		1,301,000	1,314,010
Ally Financial, Inc.	3.600	05-21-18		868,000	873,425
Ally Financial, Inc.	5.750	11-20-25		2,832,000	3,129,360
Altice US Finance I Corp. (B)	5.375	07-15-23		1,250,000	1,303,125
Altice US Finance I Corp. (B)	5.500	05-15-26		963,000	1,001,520
Altria Group, Inc.	5.375	01-31-44		986,000	1,174,172
American Airlines 2013-1 Class B Pass Through Trust (B)	5.625	01-15-21		666,464	699,787
American Airlines 2015-2 Class AA Pass Through Trust	3.600	03-22-29		401,319	415,345
American International Group, Inc.	1.875	06-21-27	EUR	550,000	655,513
American International Group, Inc.	4.500	07-16-44		1,945,000	2,019,905
Amgen, Inc.	3.125	05-01-25		690,000	693,921
Amgen, Inc.	4.663	06-15-51		233,000	251,871
Anadarko Petroleum Corp.	6.450	09-15-36		3,197,000	3,879,748
Anheuser-Busch InBev Finance, Inc.	4.700	02-01-36		1,228,000	1,350,247
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46		1,314,000	1,474,842
Anheuser-Busch InBev Worldwide, Inc.	4.950	01-15-42		2,757,000	3,101,099
Anthem, Inc.	3.500	08-15-24		1,079,000	1,106,048
Anthem, Inc.	6.375	06-15-37		653,000	857,547
18	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Apple, Inc.	4.250	02-09-47		1,159,000	$1,241,781
Apple, Inc.	4.500	02-23-36		529,000	602,477
Arconic, Inc.	5.125	10-01-24		553,000	593,497
Arconic, Inc.	5.900	02-01-27		1,705,000	1,902,030
Asbury Automotive Group, Inc.	6.000	12-15-24		1,428,000	1,506,540
Ashland LLC	4.750	08-15-22		1,431,000	1,509,991
AT&T, Inc.	1.450	06-01-22	EUR	1,100,000	1,341,620
AT&T, Inc.	1.800	09-04-26	EUR	550,000	662,137
AT&T, Inc.	2.650	12-17-21	EUR	600,000	764,491
AT&T, Inc.	2.750	05-19-23	EUR	530,000	689,888
AT&T, Inc.	3.150	09-04-36	EUR	350,000	420,636
AT&T, Inc.	3.400	05-15-25		1,752,000	1,731,941
AT&T, Inc.	3.550	12-17-32	EUR	180,000	238,855
AT&T, Inc.	4.750	05-15-46		1,699,000	1,600,652
AT&T, Inc.	4.800	06-15-44		608,000	582,805
AT&T, Inc.	5.150	03-15-42		1,216,000	1,217,958
AT&T, Inc.	5.700	03-01-57		711,000	750,328
Avantor, Inc. (B)	6.000	10-01-24		1,268,000	1,293,360
Avis Budget Car Rental LLC (B)	5.125	06-01-22		1,305,000	1,311,525
Avis Budget Car Rental LLC	5.500	04-01-23		1,211,000	1,226,138
Bank of America Corp. (3 month EURIBOR + 0.840%) (E)	0.511	03-28-18	EUR	350,000	408,287
Bank of America Corp. (0.736% to 2-7-21, then 3 month EURIBOR + 0.830%)	0.736	02-07-22	EUR	600,000	711,603
Bank of America Corp.	0.750	07-26-23	EUR	900,000	1,055,570
Bank of America Corp.	1.625	09-14-22	EUR	800,000	985,290
Bank of America Corp.	2.500	07-27-20	EUR	200,000	248,963
Bank of America Corp.	4.450	03-03-26		916,000	974,294
Bank of America Corp.	5.875	02-07-42		792,000	1,018,960
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26		2,210,000	2,517,809
Bank of America Corp.	7.750	05-14-38		598,000	881,757
Baxalta, Inc.	5.250	06-23-45		1,969,000	2,261,938
Berry Global, Inc.	6.000	10-15-22		1,120,000	1,185,800
Berry Plastics Corp.	5.500	05-15-22		884,000	917,150
Block Communications, Inc. (B)	6.875	02-15-25		828,000	894,240
Brighthouse Financial, Inc. (B)	4.700	06-22-47		658,000	650,973
Broadridge Financial Solutions, Inc.	3.400	06-27-26		1,327,000	1,309,560
Builders FirstSource, Inc. (B)	5.625	09-01-24		834,000	880,913
Burlington Northern Santa Fe LLC	4.150	04-01-45		2,957,000	3,149,282
BWAY Holding Company (B)	5.500	04-15-24		1,770,000	1,843,013
CB Escrow Corp. (B)	8.000	10-15-25		348,000	359,310
CCO Holdings LLC (B)	5.125	05-01-23		479,000	499,358
CCO Holdings LLC (B)	5.500	05-01-26		1,179,000	1,208,475
CCO Holdings LLC (B)	5.875	04-01-24		1,955,000	2,082,075
CCO Holdings LLC (B)	5.875	05-01-27		540,000	565,488
Celgene Corp.	5.000	08-15-45		1,005,000	1,105,191
CEMEX Finance LLC (B)	6.000	04-01-24		645,000	682,088
Century Communities, Inc. (B)	5.875	07-15-25		1,858,000	1,876,561
CenturyLink, Inc.	5.625	04-01-20		1,346,000	1,403,205
CenturyLink, Inc.	6.750	12-01-23		271,000	281,908
CenturyLink, Inc.	7.500	04-01-24		228,000	242,250
CenturyLink, Inc.	7.600	09-15-39		360,000	332,100
Change Healthcare Holdings LLC (B)	5.750	03-01-25		1,040,000	1,063,400
Charter Communications Operating LLC	6.384	10-23-35		1,994,000	2,309,711
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	19

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Charter Communications Operating LLC	6.484	10-23-45		865,000	$997,243
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		718,000	777,235
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		2,102,000	2,398,908
Cheniere Energy Partners LP (B)	5.250	10-01-25		1,208,000	1,244,240
Chubb INA Holdings, Inc.	4.350	11-03-45		452,000	500,224
Cincinnati Bell, Inc. (B)	7.000	07-15-24		1,556,496	1,552,605
CIT Group, Inc.	5.000	08-15-22		2,161,000	2,323,075
CIT Group, Inc.	5.000	08-01-23		392,000	424,026
Citigroup, Inc. (3 month EURIBOR +1.400%) (E)	1.072	02-10-19	EUR	850,000	992,597
Citigroup, Inc.	1.375	10-27-21	EUR	300,000	365,290
Citigroup, Inc.	1.750	01-28-25	EUR	348,000	428,242
Citigroup, Inc.	4.450	09-29-27		693,000	732,420
Citigroup, Inc.	5.000	08-02-19	EUR	420,000	533,391
Citigroup, Inc.	5.500	09-13-25		799,000	901,693
Citigroup, Inc.	5.875	01-30-42		453,000	581,707
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (F)	6.125	11-15-20		2,385,000	2,557,913
Citigroup, Inc.	7.375	09-04-19	EUR	1,900,000	2,519,538
Citigroup, Inc.	8.125	07-15-39		1,010,000	1,581,852
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		770,000	769,038
Comcast Corp.	4.200	08-15-34		881,000	939,599
Comcast Corp.	4.750	03-01-44		1,958,000	2,175,322
Commonwealth Edison Company	3.650	06-15-46		602,000	601,400
Commonwealth Edison Company	4.350	11-15-45		406,000	447,758
CommScope Technologies LLC (B)	6.000	06-15-25		2,072,000	2,185,960
Community Health Systems, Inc.	5.125	08-01-21		932,000	904,040
Community Health Systems, Inc.	6.250	03-31-23		619,000	594,240
Concho Resources, Inc.	4.375	01-15-25		1,190,000	1,255,640
Conduent Finance, Inc. (B)	10.500	12-15-24		1,550,000	1,825,125
Consolidated Communications, Inc.	6.500	10-01-22		2,264,000	2,218,720
Continental Resources, Inc.	3.800	06-01-24		914,000	887,723
Continental Resources, Inc.	4.500	04-15-23		2,410,000	2,440,125
Cornerstone Chemical Company (B)	6.750	08-15-24		933,000	944,663
Crestwood Midstream Partners LP	6.250	04-01-23		1,411,000	1,467,440
CRH America, Inc. (B)	3.875	05-18-25		334,000	347,995
CRH America, Inc. (B)	5.125	05-18-45		667,000	759,091
CSC Holdings LLC (B)	6.625	10-15-25		1,407,000	1,542,072
CSC Holdings LLC (B)	10.125	01-15-23		1,139,000	1,304,155
CSC Holdings LLC (B)	10.875	10-15-25		1,762,000	2,158,450
CVS Health Corp.	5.125	07-20-45		2,082,000	2,324,831
CyrusOne LP (B)	5.000	03-15-24		1,463,000	1,534,321
Daimler Finance North America LLC	8.500	01-18-31		1,562,000	2,333,995
Devon Energy Corp.	4.750	05-15-42		371,000	377,579
DISH DBS Corp.	5.875	07-15-22		330,000	332,063
DISH DBS Corp.	6.750	06-01-21		2,151,000	2,258,550
Dollar Tree, Inc.	5.250	03-01-20		1,696,000	1,735,220
Dollar Tree, Inc.	5.750	03-01-23		1,099,000	1,155,324
Dominion Energy, Inc.	4.050	09-15-42		582,000	583,064
Dominion Energy, Inc.	7.000	06-15-38		627,000	850,638
Dr. Pepper Snapple Group, Inc.	4.420	12-15-46		946,000	988,694
Dr. Pepper Snapple Group, Inc. (B)	4.500	11-15-45		638,000	670,019
Duke Energy Carolinas LLC	6.450	10-15-32		756,000	1,006,822
Duke Energy Progress LLC	3.250	08-15-25		596,000	610,030
Duke Energy Progress LLC	4.200	08-15-45		3,021,000	3,242,283
20	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Dynegy, Inc.	7.375	11-01-22		456,000	$488,490
Dynegy, Inc.	7.625	11-01-24		615,000	671,888
Eastman Chemical Company	4.650	10-15-44		1,342,000	1,441,350
Electronic Arts, Inc.	4.800	03-01-26		450,000	496,656
EMD Finance LLC (B)	3.250	03-19-25		1,027,000	1,040,367
EMI Music Publishing Group North America Holdings, Inc. (B)	7.625	06-15-24		320,000	358,000
Endo Finance LLC (B)	5.750	01-15-22		281,000	245,875
Endo Finance LLC (B)	5.875	10-15-24		554,000	580,315
Endo Finance LLC (B)	6.000	07-15-23		245,000	198,450
Energy Transfer Equity LP	5.875	01-15-24		561,000	608,685
Energy Transfer Equity LP	7.500	10-15-20		1,429,000	1,607,625
Energy Transfer LP	6.125	12-15-45		3,504,000	3,829,926
Enterprise Products Operating LLC	4.900	05-15-46		2,058,000	2,265,331
Envision Healthcare Corp.	5.625	07-15-22		769,000	782,458
Envision Healthcare Corp. (B)	6.250	12-01-24		770,000	799,838
EOG Resources, Inc.	3.150	04-01-25		173,000	172,912
EOG Resources, Inc.	3.900	04-01-35		1,015,000	1,020,422
EOG Resources, Inc.	4.150	01-15-26		28,000	29,827
Equinix, Inc.	5.875	01-15-26		1,237,000	1,340,599
ESH Hospitality, Inc. (B)	5.250	05-01-25		1,636,000	1,691,215
Exelon Corp.	4.950	06-15-35		203,000	229,155
Exelon Corp.	5.100	06-15-45		1,875,000	2,158,769
Exxon Mobil Corp.	3.567	03-06-45		1,067,000	1,065,588
Exxon Mobil Corp.	4.114	03-01-46		630,000	685,566
FedEx Corp.	4.750	11-15-45		713,000	776,903
First Data Corp. (B)	7.000	12-01-23		3,163,000	3,384,473
Florida Power & Light Company	5.690	03-01-40		1,712,000	2,224,920
Florida Power & Light Company	5.960	04-01-39		828,000	1,100,050
Ford Motor Company	4.750	01-15-43		2,014,000	1,989,169
Fortive Corp.	4.300	06-15-46		1,125,000	1,180,716
Freeport-McMoRan, Inc.	4.550	11-14-24		928,000	925,680
Fresenius Medical Care US Finance II, Inc. (B)	5.625	07-31-19		221,000	233,513
Fresenius Medical Care US Finance II, Inc. (B)	5.875	01-31-22		1,329,000	1,483,948
Frontier Communications Corp.	8.500	04-15-20		428,000	423,185
Frontier Communications Corp.	10.500	09-15-22		2,700,000	2,368,440
General Electric Company	0.875	05-17-25	EUR	400,000	468,175
General Electric Company	1.250	05-26-23	EUR	567,000	690,715
General Electric Company	1.500	05-17-29	EUR	500,000	589,255
General Electric Company	2.125	05-17-37	EUR	800,000	933,983
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (F)	5.750	09-30-27		1,211,000	1,263,981
Georgia-Pacific LLC (B)	3.600	03-01-25		440,000	453,747
Georgia-Pacific LLC	7.750	11-15-29		1,813,000	2,536,654
Gilead Sciences, Inc.	4.500	02-01-45		1,051,000	1,146,928
GlaxoSmithKline Capital, Inc.	6.375	05-15-38		521,000	714,518
GLP Capital LP	5.375	04-15-26		1,826,000	1,976,645
Grinding Media, Inc. (B)	7.375	12-15-23		986,000	1,072,275
Halliburton Company	3.800	11-15-25		1,307,000	1,356,610
Halliburton Company	5.000	11-15-45		597,000	667,423
Harland Clarke Holdings Corp. (B)	8.375	08-15-22		1,982,000	2,088,533
HCA, Inc.	4.750	05-01-23		1,401,000	1,465,796
HCA, Inc.	5.250	04-15-25		2,541,000	2,706,165
HCA, Inc.	5.500	06-15-47		983,000	1,000,203
HCA, Inc.	7.500	11-15-95		1,685,000	1,724,935
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	21

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
HealthSouth Corp.	5.750	11-01-24		2,365,000	$2,421,169
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		1,422,000	1,452,218
Host Hotels & Resorts LP	4.000	06-15-25		681,000	697,276
Icahn Enterprises LP	6.250	02-01-22		970,000	1,013,650
International Paper Company	5.150	05-15-46		1,538,000	1,766,580
Interval Acquisition Corp.	5.625	04-15-23		1,698,000	1,774,410
j2 Cloud Services LLC (B)	6.000	07-15-25		1,745,000	1,836,613
Johnson & Johnson	3.700	03-01-46		1,072,000	1,111,730
Johnson & Johnson	4.500	12-05-43		2,244,000	2,602,314
JPMorgan Chase & Co.	0.625	01-25-24	EUR	2,650,000	3,078,310
JPMorgan Chase & Co.	1.375	09-16-21	EUR	450,000	548,486
JPMorgan Chase & Co.	1.500	10-26-22	EUR	600,000	737,474
JPMorgan Chase & Co.	1.500	01-27-25	EUR	400,000	487,614
JPMorgan Chase & Co.	2.625	04-23-21	EUR	1,750,000	2,215,270
JPMorgan Chase & Co.	5.625	08-16-43		956,000	1,172,621
JPMorgan Chase & Co.	6.400	05-15-38		1,332,000	1,790,847
Kansas City Southern	4.950	08-15-45		687,000	768,374
Kilroy Realty LP	4.250	08-15-29		326,000	337,818
Kilroy Realty LP	4.375	10-01-25		164,000	172,252
Kinder Morgan, Inc.	1.500	03-16-22	EUR	143,000	173,630
Kinder Morgan, Inc.	4.300	06-01-25		1,099,000	1,153,840
Level 3 Financing, Inc.	5.375	01-15-24		688,000	714,660
Lockheed Martin Corp. (B)	4.090	09-15-52		2,572,000	2,606,414
Lowe's Companies, Inc.	3.700	04-15-46		434,000	423,337
M/I Homes, Inc.	5.625	08-01-25		1,145,000	1,163,606
Marriott International, Inc.	3.750	10-01-25		663,000	686,628
McDonald's Corp.	3.375	05-26-25		580,000	596,005
McDonald's Corp.	4.875	12-09-45		835,000	949,505
Mdc Holdings, Inc.	6.000	01-15-43		1,759,000	1,683,275
Medtronic, Inc.	3.500	03-15-25		769,000	798,485
Medtronic, Inc.	4.375	03-15-35		1,175,000	1,297,184
Medtronic, Inc.	4.625	03-15-45		630,000	713,222
Merck & Company, Inc.	1.875	10-15-26	EUR	600,000	765,674
Merck & Company, Inc.	4.150	05-18-43		2,015,000	2,191,387
MetLife, Inc.	4.600	05-13-46		721,000	805,784
MetLife, Inc.	5.875	02-06-41		1,370,000	1,779,795
Metropolitan Life Global Funding I	0.875	01-20-22	EUR	600,000	717,076
Metropolitan Life Global Funding I	1.250	09-17-21	EUR	600,000	728,251
Metropolitan Life Global Funding I	2.375	09-30-19	EUR	500,000	610,923
Metropolitan Life Global Funding I	2.375	01-11-23	EUR	200,000	256,508
MGM Resorts International	6.000	03-15-23		1,529,000	1,676,396
Microsemi Corp. (B)	9.125	04-15-23		1,043,000	1,186,413
Microsoft Corp.	3.750	02-12-45		2,768,000	2,804,597
Microsoft Corp.	4.450	11-03-45		318,000	360,472
Molex Electronic Technologies LLC (B)	3.900	04-15-25		963,000	985,625
Molson Coors Brewing Company	1.250	07-15-24	EUR	530,000	628,404
Molson Coors Brewing Company	4.200	07-15-46		2,139,000	2,109,481
Monongahela Power Company (B)	5.400	12-15-43		918,000	1,126,184
Morgan Stanley	1.375	10-27-26	EUR	900,000	1,049,006
Morgan Stanley	1.875	03-30-23	EUR	400,000	496,830
Morgan Stanley	1.875	04-27-27	EUR	800,000	965,708
Morgan Stanley	2.375	03-31-21	EUR	1,000,000	1,253,079
Morgan Stanley	4.350	09-08-26		893,000	936,168
Morgan Stanley	4.375	01-22-47		3,121,000	3,321,775
22	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (F)	5.550	07-15-20		2,846,000	$2,988,300
MPT Operating Partnership LP	4.000	08-19-22	EUR	700,000	906,650
MPT Operating Partnership LP	5.250	08-01-26		159,000	165,548
Multi-Color Corp. (B)	4.875	11-01-25		1,611,000	1,627,110
National Grid North America, Inc.	0.750	02-11-22	EUR	700,000	832,337
Navient Corp.	4.875	06-17-19		1,285,000	1,321,944
Navient Corp.	6.625	07-26-21		882,000	944,843
NCI Building Systems, Inc. (B)	8.250	01-15-23		1,178,000	1,261,933
Netflix, Inc.	5.750	03-01-24		832,000	891,280
Newell Brands, Inc.	5.500	04-01-46		669,000	793,504
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24		284,000	291,455
Nexstar Broadcasting, Inc. (B)	6.125	02-15-22		1,129,000	1,171,338
Noble Energy, Inc.	5.050	11-15-44		530,000	556,761
Noble Energy, Inc.	5.250	11-15-43		1,122,000	1,197,511
Novelis Corp. (B)	5.875	09-30-26		376,000	387,513
Novelis Corp. (B)	6.250	08-15-24		1,275,000	1,345,125
NRG Energy, Inc.	6.625	01-15-27		991,000	1,055,415
NRG Energy, Inc.	7.250	05-15-26		1,109,000	1,201,879
Oasis Petroleum, Inc.	6.875	03-15-22		1,095,000	1,125,113
Oasis Petroleum, Inc.	6.875	01-15-23		1,756,000	1,795,510
Occidental Petroleum Corp.	3.500	06-15-25		1,527,000	1,580,241
Oncor Electric Delivery Company LLC	3.750	04-01-45		1,184,000	1,200,804
Oncor Electric Delivery Company LLC	5.250	09-30-40		465,000	563,878
Oracle Corp.	3.900	05-15-35		839,000	879,302
Oracle Corp.	4.000	07-15-46		952,000	985,761
Oracle Corp.	4.300	07-08-34		1,341,000	1,476,779
Owens-Brockway Glass Container, Inc. (B)	5.875	08-15-23		607,000	666,183
Pacific Gas & Electric Company	4.250	03-15-46		778,000	812,091
Pacific Gas & Electric Company	4.300	03-15-45		1,988,000	2,082,345
Parsley Energy LLC (B)	5.375	01-15-25		1,383,000	1,403,745
Parsley Energy LLC (B)	5.625	10-15-27		350,000	361,158
PDC Energy, Inc.	6.125	09-15-24		1,470,000	1,534,313
PepsiCo, Inc.	0.875	07-18-28	EUR	600,000	681,204
PepsiCo, Inc.	4.450	04-14-46		581,000	647,246
PepsiCo, Inc.	4.600	07-17-45		1,033,000	1,176,452
Philip Morris International, Inc.	1.875	03-03-21	EUR	500,000	617,646
Philip Morris International, Inc.	2.750	03-19-25	EUR	150,000	199,203
Philip Morris International, Inc.	2.875	03-03-26	EUR	240,000	322,648
Philip Morris International, Inc.	3.125	06-03-33	EUR	180,000	250,691
Philip Morris International, Inc.	4.125	03-04-43		363,000	373,024
Philip Morris International, Inc.	6.375	05-16-38		654,000	872,657
Post Holdings, Inc. (B)	5.000	08-15-26		1,447,000	1,454,235
Post Holdings, Inc. (B)	5.750	03-01-27		275,000	285,656
Praxair, Inc.	1.200	02-12-24	EUR	100,000	122,023
Praxair, Inc.	1.625	12-01-25	EUR	400,000	500,364
Prologis LP	3.000	01-18-22	EUR	500,000	645,775
Prologis LP	3.375	02-20-24	EUR	113,000	152,113
Prudential Financial, Inc.	4.600	05-15-44		981,000	1,087,780
Prudential Financial, Inc.	6.200	11-15-40		786,000	1,030,625
PulteGroup, Inc.	5.000	01-15-27		648,000	682,830
PulteGroup, Inc.	5.500	03-01-26		845,000	926,331
Quintiles IMS, Inc.	3.250	03-15-25	EUR	1,235,000	1,489,133
Rain CII Carbon LLC	8.500	01-15-21	EUR	575,000	694,906
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	23

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
RELX Capital, Inc.	1.300	05-12-25	EUR	850,000	$1,019,465
Reynolds American, Inc.	5.850	08-15-45		1,883,000	2,312,773
Reynolds Group Issuer, Inc. (B)	5.125	07-15-23		1,192,000	1,241,170
Roche Holdings, Inc. (B)	2.625	05-15-26		727,000	710,574
Roche Holdings, Inc. (B)	3.000	11-10-25		264,000	265,339
Roche Holdings, Inc. (B)	4.000	11-28-44		1,363,000	1,421,291
Rowan Companies, Inc.	7.375	06-15-25		848,000	854,343
S&P Global, Inc.	4.400	02-15-26		1,595,000	1,723,266
Schlumberger Holdings Corp. (B)	4.000	12-21-25		1,618,000	1,704,342
Service Corp. International	5.375	05-15-24		2,070,000	2,183,850
Shape Technologies Group, Inc. (B)	7.625	02-01-20		519,000	533,594
Simon Property Group LP	4.250	10-01-44		1,152,000	1,189,240
Sirius XM Radio, Inc. (B)	5.375	04-15-25		1,781,000	1,876,729
Southern Copper Corp.	5.875	04-23-45		918,000	1,072,382
Southern Power Company	1.850	06-20-26	EUR	500,000	611,688
Sprint Communications, Inc.	6.000	11-15-22		4,133,000	4,339,650
Sprint Corp.	7.250	09-15-21		3,045,000	3,319,050
Sprint Corp.	7.625	02-15-25		687,000	757,418
Standard Industries, Inc. (B)	5.500	02-15-23		1,230,914	1,298,614
Standard Industries, Inc. (B)	6.000	10-15-25		1,111,000	1,201,269
Staples, Inc. (B)	8.500	09-15-25		1,598,000	1,410,235
Steel Dynamics, Inc. (B)	4.125	09-15-25		964,000	966,410
Steel Dynamics, Inc.	5.000	12-15-26		955,000	1,009,913
Stryker Corp.	4.625	03-15-46		1,930,000	2,120,576
Swiss Re Treasury US Corp. (B)	4.250	12-06-42		923,000	947,848
Symantec Corp. (B)	5.000	04-15-25		1,732,000	1,809,940
Target Corp.	4.000	07-01-42		1,400,000	1,415,680
Tenet Healthcare Corp.	4.500	04-01-21		286,000	288,860
Tenet Healthcare Corp. (B)	4.625	07-15-24		551,000	542,046
Tenet Healthcare Corp. (B)	5.125	05-01-25		915,000	890,981
Tennant Company (B)	5.625	05-01-25		1,154,000	1,204,488
The Boeing Company	5.875	02-15-40		194,000	254,921
The Chemours Company	7.000	05-15-25		900,000	1,003,500
The Dow Chemical Company	4.625	10-01-44		1,321,000	1,414,270
The Home Depot, Inc.	4.250	04-01-46		614,000	662,551
The Home Depot, Inc.	4.400	03-15-45		1,949,000	2,151,294
The JM Smucker Company	4.375	03-15-45		2,965,000	3,082,998
The Southern Company	4.400	07-01-46		843,000	887,260
The Travelers Companies, Inc.	4.600	08-01-43		224,000	253,002
The Walt Disney Company	3.150	09-17-25		1,021,000	1,046,328
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	800,000	922,737
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	500,000	591,444
Thermo Fisher Scientific, Inc.	2.875	07-24-37	EUR	300,000	361,452
Time Warner, Inc.	3.600	07-15-25		506,000	506,222
Time Warner, Inc.	4.850	07-15-45		1,015,000	1,010,807
Time Warner, Inc.	5.375	10-15-41		358,000	379,829
Time, Inc. (B)	7.500	10-15-25		1,320,000	1,324,950
T-Mobile USA, Inc.	6.125	01-15-22		1,498,000	1,557,920
TTM Technologies, Inc. (B)	5.625	10-01-25		856,000	873,120
Ultra Resources, Inc. (B)	6.875	04-15-22		683,000	689,830
Ultra Resources, Inc. (B)	7.125	04-15-25		796,000	796,000
Union Pacific Corp.	3.799	10-01-51		1,336,000	1,322,658
Union Pacific Corp.	4.050	03-01-46		339,000	357,947
United Airlines 2013-1 Class B Pass Through Trust	5.375	08-15-21		435,162	456,920
24	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
United Airlines 2015-1 Class AA Pass Through Trust	3.450	06-01-29		363,530	$371,528
United Parcel Service, Inc.	6.200	01-15-38		1,221,000	1,648,950
United Rentals North America, Inc.	4.625	10-15-25		1,124,000	1,150,695
United Rentals North America, Inc.	4.875	01-15-28		694,000	697,470
United Technologies Corp.	4.500	06-01-42		1,379,000	1,500,674
UnitedHealth Group, Inc.	3.750	07-15-25		405,000	428,384
UnitedHealth Group, Inc.	4.750	07-15-45		2,631,000	3,042,579
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23		1,074,533	1,242,161
USG Corp. (B)	5.500	03-01-25		1,150,000	1,233,375
Valeant Pharmaceuticals International, Inc. (B)	7.000	03-15-24		2,259,000	2,445,368
Vector Group, Ltd. (B)	6.125	02-01-25		1,582,000	1,641,325
Verizon Communications, Inc.	3.250	02-17-26	EUR	680,000	923,978
Verizon Communications, Inc.	3.500	11-01-24		1,076,000	1,097,609
Verizon Communications, Inc.	5.012	04-15-49		211,000	215,228
Versum Materials, Inc. (B)	5.500	09-30-24		1,563,000	1,664,595
Viking Cruises, Ltd. (B)	5.875	09-15-27		345,000	347,588
Viking Cruises, Ltd. (B)	6.250	05-15-25		800,000	828,000
Virginia Electric & Power Company	4.650	08-15-43		1,213,000	1,375,419
Voya Financial, Inc.	5.700	07-15-43		723,000	856,252
Wachovia Corp.	4.375	11-27-18	EUR	700,000	854,472
Walgreens Boots Alliance, Inc.	4.650	06-01-46		672,000	690,307
Waste Management, Inc.	4.100	03-01-45		1,471,000	1,549,402
Wells Fargo & Company	1.500	09-12-22	EUR	1,100,000	1,349,469
Wells Fargo & Company	2.000	04-27-26	EUR	1,200,000	1,500,823
Wells Fargo & Company	2.625	08-16-22	EUR	500,000	644,862
Wells Fargo & Company	4.100	06-03-26		1,143,000	1,189,897
Wells Fargo & Company	5.375	02-07-35		1,009,000	1,213,245
WestRock MWV LLC	8.200	01-15-30		1,132,000	1,590,593
Williams Partners LP	5.100	09-15-45		2,377,000	2,550,172
WP Carey, Inc.	2.000	01-20-23	EUR	500,000	609,141
WPX Energy, Inc.	6.000	01-15-22		449,000	467,521
WPX Energy, Inc.	8.250	08-01-23		1,734,000	1,952,918
Wyndham Worldwide Corp.	4.500	04-01-27		344,000	351,359
Wyndham Worldwide Corp.	5.100	10-01-25		946,000	1,005,963
XPO Logistics, Inc.	5.750	06-15-21	EUR	275,000	330,936
XPO Logistics, Inc. (B)	6.500	06-15-22		1,440,000	1,512,259
Zayo Group LLC (B)	5.750	01-15-27		803,000	846,161
ZF North America Capital, Inc.	2.250	04-26-19	EUR	600,000	721,070
ZF North America Capital, Inc.	2.750	04-27-23	EUR	500,000	630,079
ZF North America Capital, Inc. (B)	4.750	04-29-25		1,229,000	1,291,986

	Contracts/Notional amount	Value
Purchased options 2.4%		$121,359,529
(Cost $106,656,684)
Calls 1.9%		97,364,739
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-15-17; Strike Price: $2,560.00; Notional Amount: 41,200) (A)	412	1,551,180
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,300.00; Notional Amount: 109,900) (A)	1,099	37,245,110
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,600.00; Notional Amount: 280,000) (A)	2,800	35,672,000
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 308.00; Counterparty: Goldman Sachs) (A)(G)	317,671,768	7,538,100
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 308.00; Counterparty: Goldman Sachs) (A)(G)	162,996,254	3,867,772
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	25

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 308.00; Counterparty: Goldman Sachs) (A)(G)	196,210,163	$4,655,912
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 314.88; Counterparty: JPMorgan Chase Bank) (A)(G)	95,600,000	1,708,666
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 314.88; Counterparty: JPMorgan Chase Bank) (A)(G)	191,200,000	3,417,333
Over the Counter Option on KOSPI 200 Index (Expiration Date: 12-15-17; Strike Price: KRW 314.88; Counterparty: JPMorgan Chase Bank) (A)(G)	95,600,000	1,708,666
Puts 0.5%		23,994,790
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-20-19; Strike Price: EUR 3,200.00; Notional Amount: 64,370) (A)	6,437	18,962,787
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000.00; Notional Amount: 36,710) (A)	3,671	3,694,604
Over the Counter Option on Sao Paulo Se Bovespa Index (Expiration Date: 12-14-17; Strike Price: BRL 77,760.00; Counterparty: Morgan Stanley & Company, Inc.) (A)(G)	645	719,088
Over the Counter Option on Swiss Market Index (Expiration Date: 12-18-17; Strike Price: CHF 8,943.60; Counterparty: JPMorgan Chase Bank) (A)(G)	7,975	382,073
Over the Counter Option on Swiss Market Index (Expiration Date: 12-18-17; Strike Price: CHF 8,943.60; Counterparty: JPMorgan Chase Bank) (A)(G)	4,931	236,238

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 21.9%				$1,105,204,209
(Cost $1,105,186,123)
Certificate of deposit 7.7%				387,735,478
Abbey National Treasury Services PLC	1.300	01-05-18	25,000,000	24,998,125
ABN AMRO Bank NV	1.449	02-02-18	30,000,000	30,001,800
Bank of Montreal	1.260	11-13-17	25,000,000	25,002,500
Barclays Bank PLC	1.320	11-15-17	25,000,000	24,987,050
Credit Suisse First Boston	1.450	01-05-18	30,000,000	30,025,500
Credit Suisse First Boston	1.548	04-27-18	15,000,000	14,886,645
Danske Bank A/S	1.310	11-21-17	25,000,000	25,001,000
First Abu Dhabi Bank PJSC	1.420	02-12-18	48,000,000	47,996,928
ING Bank NV	1.400	02-20-18	15,000,000	14,998,605
Mizuho Bank, Ltd.	1.373	11-20-17	50,000,000	49,966,700
Natixis SA	1.370	11-13-17	25,000,000	24,988,775
Standard Chartered PLC	1.430	02-21-18	25,000,000	24,885,875
Standard Chartered PLC	1.560	04-19-18	25,000,000	24,996,625
Sumitomo Mitsui Banking Corp.	1.240	11-24-17	25,000,000	24,999,350
Commercial paper 4.4%				222,617,523
Agence Centrale Organismes	1.365	11-03-17	25,000,000	24,997,250
Bank Nederlandse Gemeenten	1.229	11-06-17	25,000,000	24,994,825
Dekabank Deutsche Girozentrale	1.365	11-07-17	30,000,000	29,992,800
European Investment Bank	1.196	01-08-18	25,000,000	24,942,575
Nationwide Building Society	1.281	11-14-17	30,000,000	29,985,540
OP Corporate Bank PLC	1.524	01-17-18	26,000,000	25,932,140
Societe Nationale des Chemins de fer Francais	1.405	01-29-18	37,000,000	36,872,868
UBS Group AG	1.516	02-20-18	25,000,000	24,899,525
Time deposits 6.7%				335,824,492
BNP Paribas SA	1.170	11-01-17	75,024,785	75,024,785
China Construction Bank Corp.	1.400	11-08-17	35,000,000	35,000,000
DBS Bank, Ltd.	1.280	11-03-17	15,011,200	15,011,200
DBS Bank, Ltd.	1.320	11-13-17	10,000,000	10,000,000
DZ Bank AG	1.160	11-01-17	119,113,651	119,113,651
KBC Bank NV	1.170	11-01-17	81,674,880	81,674,856
26	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government 2.3%				$117,845,196
U.S. Treasury Bill	0.995	11-24-17	48,081,500	48,051,779
U.S. Treasury Bill	1.028	01-25-18	35,000,000	34,909,097
U.S. Treasury Bill (D)	1.065	02-15-18	35,000,000	34,884,320

	Yield (%)	Shares	Value
Money market funds 0.8%			41,181,520
Federated Government Obligations Fund, Institutional Class	0.9100(H)	41,181,520	41,181,520

Total investments (Cost $4,603,257,527) 97.3%	$4,918,395,026
Other assets and liabilities, net 2.7%	133,929,973
Total net assets 100.0%	$5,052,324,999

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Bhat
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	For this type of option, notional amounts are equivalent to number of contracts.
(H)	The rate shown is the annualized seven-day yield as of 10-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following portfolio composition as a percentage of net assets on 10-31-17:
Common stocks	39.0%
Financials	15.9%
Real estate	7.7%
Industrials	2.8%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	27

Health care	2.1%
Consumer discretionary	1.9%
Materials	1.9%
Consumer staples	1.8%
Energy	1.5%
Information technology	1.3%
Utilities	1.1%
Telecommunication services	1.0%
Corporate bonds	14.6%
U.S. Government and Agency obligations	13.1%
Foreign government obligations	6.3%
Purchased options	2.4%
Short-term investments and other	24.6%
TOTAL	100.0%
28	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
3-Year Australian Treasury Bond Futures	9,867	Long	Dec 2017	$841,654,232	$842,703,452	$1,049,220
Mini MSCI Emerging Markets Index Futures	2,317	Long	Dec 2017	127,447,589	130,238,570	2,790,981
S&P MidCap 400 Index E-Mini Futures	847	Long	Dec 2017	145,890,774	155,331,330	9,440,556
U.K. Long Gilt Bond Futures	7,833	Long	Dec 2017	1,320,212,406	1,293,449,444	(26,762,962)
Euro- BOBL Futures	9,208	Short	Dec 2017	(1,411,392,249)	(1,413,463,610)	(2,071,361)
Euro STOXX 50 Index Futures	2,292	Short	Dec 2017	(92,918,360)	(98,063,043)	(5,144,683)
FTSE 100 Index Futures	2,355	Short	Dec 2017	(228,295,889)	(233,441,920)	(5,146,031)
German Euro-BUND Futures	3,181	Short	Dec 2017	(600,686,720)	(603,051,614)	(2,364,894)
OMX Stockholm 30 Index Futures	811	Short	Nov 2017	(15,824,400)	(16,169,967)	(345,567)
S&P 500 Index E-Mini Futures	3,963	Short	Dec 2017	(493,582,174)	(509,790,413)	(16,208,239)
						$(44,762,980)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,994,905	USD	1,572,350	JPMorgan Chase	11/14/2017	—	$(45,749)
AUD	4,493,166	USD	3,605,616	HSBC	11/14/2017	—	(167,219)
AUD	596,971	USD	480,069	JPMorgan Chase	11/14/2017	—	(23,236)
AUD	2,369,250	USD	1,904,518	Royal Bank of Scotland	11/14/2017	—	(91,449)
AUD	606,546	USD	484,252	Bank National Paris	12/11/2017	—	(20,215)
AUD	9,536,976	USD	7,565,959	Citigroup	12/11/2017	—	(269,712)
AUD	1,314,590	USD	1,050,685	JPMorgan Chase	12/11/2017	—	(44,961)
AUD	1,704,171	USD	1,363,598	Merrill Lynch	12/11/2017	—	(59,824)
AUD	17,000,000	USD	13,607,200	Morgan Stanley	12/11/2017	—	(601,378)
BRL	95,000,000	USD	29,837,638	Goldman Sachs	11/08/2017	—	(820,889)
BRL	190,000,000	USD	59,344,372	Merrill Lynch	11/20/2017	—	(1,405,652)
BRL	127,000,000	USD	39,993,702	Societe Generale	12/11/2017	—	(1,368,833)
CAD	1,283,285	USD	1,037,408	JPMorgan Chase	11/14/2017	—	(42,592)
CAD	617,921	USD	506,293	Citigroup	11/14/2017	—	(27,274)
CAD	1,101,186	USD	903,178	JPMorgan Chase	11/14/2017	—	(49,527)
CAD	2,152,657	USD	1,768,004	JPMorgan Chase	11/20/2017	—	(99,159)
CAD	2,484,343	USD	2,044,357	Barclays Capital	12/11/2017	—	(117,948)
CAD	6,835,008	USD	5,569,693	JPMorgan Chase	12/11/2017	—	(269,691)
CAD	917,778	USD	752,663	Morgan Stanley	12/11/2017	—	(41,000)
CHF	4,722,796	USD	4,911,597	Societe Generale	12/11/2017	—	(164,796)
COP	84,641,849,827	USD	28,408,072	Goldman Sachs	1/26/2018	—	(803,656)
DKK	20,338,643	USD	3,270,190	JPMorgan Chase	11/20/2017	—	(83,037)
DKK	41,727,173	USD	6,702,600	JPMorgan Chase	12/11/2017	—	(155,070)
DKK	19,764,255	USD	3,188,625	Societe Generale	12/11/2017	—	(87,359)
EUR	16,584,759	SEK	161,000,000	Citigroup	11/3/2017	$87,154	—
EUR	1,603,800	USD	1,866,247	Citigroup	11/3/2017	2,042	—
EUR	338,644	USD	394,256	Bank National Paris	11/14/2017	475	—
EUR	324,901	USD	383,577	Cantor Fitzgerald	11/14/2017	—	(4,865)
EUR	321,115	USD	380,091	JPMorgan Chase	11/14/2017	—	(5,791)
EUR	793,584	USD	946,265	Citigroup	11/14/2017	—	(21,246)
EUR	190,299	USD	221,603	JPMorgan Chase	11/14/2017	214	—
EUR	1,339,626	USD	1,590,029	Morgan Stanley	11/14/2017	—	(28,531)
EUR	3,873,924	USD	4,639,305	UBS Warburg	11/14/2017	—	(123,775)
EUR	1,114,898	USD	1,321,856	Bank National Paris	01/18/2018	—	(17,105)
EUR	664,806	USD	786,889	Citigroup	01/18/2018	—	(8,876)
EUR	533,132	USD	623,023	HSBC	1/18/2018	895	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	29

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	109,379	USD	129,845	Societe Generale	1/18/2018	—	$(1,841)
EUR	1,648,068	USD	1,949,673	Deutsche Bank	1/26/2018	—	(20,027)
GBP	1,176,349	USD	1,536,952	Morgan Stanley	11/14/2017	$25,959	—
GBP	174,055	USD	232,892	UBS Warburg	11/14/2017	—	(1,640)
GBP	390,640	USD	516,994	Bank National Paris	01/18/2018	3,150	—
GBP	661,804	USD	878,823	JPMorgan Chase	01/18/2018	2,383	—
GBP	48,147	USD	63,706	Merrill Lynch	1/18/2018	403	—
GBP	177,559	USD	235,680	Morgan Stanley	1/18/2018	743	—
GBP	1,954,568	USD	2,589,084	UBS Warburg	01/18/2018	13,462	—
HKD	12,249,429	USD	1,570,119	HSBC	11/14/2017	291	—
HKD	27,769,710	USD	3,558,390	Societe Generale	11/14/2017	1,762	—
HKD	11,535,885	USD	1,480,389	HSBC	12/11/2017	—	(814)
HKD	6,953,198	USD	891,864	Societe Generale	12/11/2017	—	(56)
INR	4,924,000,000	USD	76,105,100	Bank National Paris	11/9/2017	—	(155,995)
INR	5,500,000,000	USD	84,784,955	Bank National Paris	11/28/2017	—	(170,601)
INR	8,000,000,000	USD	124,059,859	Bank National Paris	12/8/2017	—	(1,138,235)
INR	15,330,000,000	USD	236,512,026	Bank National Paris	12/12/2017	—	(1,074,223)
INR	200,000,000	USD	3,029,247	Bank National Paris	1/17/2018	29,136	—
INR	504,250,192	USD	7,656,395	Citigroup	1/25/2018	47,008	—
INR	540,285,828	USD	8,220,401	Deutsche Bank	1/25/2018	33,517	—
JPY	6,900,000,000	USD	62,621,954	HSBC	11/7/2017	—	(1,925,366)
JPY	6,900,000,000	USD	62,786,897	Morgan Stanley	11/9/2017	—	(2,085,010)
JPY	6,900,000,000	USD	62,628,007	Bank National Paris	11/10/2017	—	(1,923,470)
JPY	442,001,663	USD	4,077,589	Bank National Paris	11/14/2017	—	(188,287)
JPY	53,591,624	USD	488,519	JPMorgan Chase	11/14/2017	—	(16,950)
JPY	3,994,619	USD	35,968	Goldman Sachs	11/14/2017	—	(818)
JPY	1,936,611	USD	17,432	JPMorgan Chase	11/14/2017	—	(392)
JPY	608,306,290	USD	5,614,305	JPMorgan Chase	11/14/2017	—	(261,639)
JPY	20,946,909	USD	190,188	Morgan Stanley	11/14/2017	—	(5,870)
JPY	6,900,000,000	USD	63,024,807	Societe Generale	11/17/2017	—	(2,301,730)
JPY	549,921,805	USD	4,959,409	Bank National Paris	12/11/2017	—	(113,829)
JPY	495,385,896	USD	4,490,783	Goldman Sachs	12/11/2017	—	(125,740)
JPY	547,222,843	USD	4,881,218	JPMorgan Chase	12/11/2017	—	(59,419)
JPY	549,955,619	USD	4,956,207	JPMorgan Chase	12/11/2017	—	(110,329)
JPY	1,800,000,000	USD	16,362,625	Royal Bank of Scotland	12/11/2017	—	(502,107)
JPY	2,700,000,000	USD	24,142,384	Societe Generale	1/29/2018	—	(285,290)
JPY	6,900,000,000	USD	61,212,112	Bank National Paris	2/7/2018	—	(214,028)
KRW	72,250,000,000	USD	64,023,039	UBS Warburg	11/3/2017	466,010	—
KRW	24,000,000,000	USD	21,039,637	HSBC	11/20/2017	383,963	—
RON	25,150,000	USD	6,455,339	Credit Suisse	1/26/2018	—	(91,207)
RON	8,148,817	USD	2,091,585	Credit Suisse	1/26/2018	—	(29,552)
RON	33,298,817	USD	8,507,860	Deutsche Bank	01/26/2018	—	(81,694)
RUB	224,217,374	USD	3,817,766	Citigroup	1/26/2018	—	(37,484)
RUB	1,836,852,777	USD	31,491,784	Goldman Sachs	1/26/2018	—	(522,635)
SEK	161,000,000	EUR	16,798,768	Goldman Sachs	11/3/2017	—	(336,456)
SEK	645,000,000	EUR	67,158,741	Deutsche Bank	11/9/2017	—	(1,183,802)
SEK	1,290,000,000	EUR	134,287,348	Goldman Sachs	11/14/2017	—	(2,332,078)
SEK	145,259,367	EUR	15,240,130	HSBC	1/19/2018	—	(396,118)
SEK	161,000,000	EUR	16,591,136	Citigroup	2/5/2018	—	(86,856)
SEK	8,158,369	USD	1,029,468	JPMorgan Chase	11/14/2017	—	(54,283)
SEK	3,511,173	USD	441,824	Societe Generale	11/14/2017	—	(22,127)
SEK	38,593,110	USD	4,854,759	Goldman Sachs	11/20/2017	—	(240,086)
SEK	7,768,546	USD	980,896	JPMorgan Chase	11/20/2017	—	(51,992)
SEK	49,027,537	USD	6,134,807	Royal Bank of Scotland	11/20/2017	—	(272,464)
30	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	1,194,216	USD	888,422	Goldman Sachs	11/14/2017	—	$(12,242)
THB	257,524,692	USD	7,752,098	Deutsche Bank	1/26/2018	$2,918	—
TRY	13,990,546	USD	3,616,530	Citigroup	1/26/2018	—	(20,796)
USD	160,721	AUD	206,443	JPMorgan Chase	11/14/2017	2,740	—
USD	698,975	AUD	898,044	JPMorgan Chase	11/14/2017	11,746	—
USD	226,336	AUD	287,018	HSBC	11/14/2017	6,695	—
USD	29,959,019	AUD	37,909,383	Societe Generale	11/14/2017	948,853	—
USD	26,334,135	AUD	33,162,282	HSBC	12/11/2017	963,387	—
USD	17,700,234	BRL	56,000,000	Goldman Sachs	11/8/2017	595,624	—
USD	55,884	CAD	69,625	JPMorgan Chase	11/14/2017	1,910	—
USD	11,277,287	CAD	14,278,147	HSBC	11/14/2017	208,716	—
USD	288,925	CAD	361,399	Royal Bank of Scotland	11/14/2017	8,765	—
USD	59,577	CAD	74,607	UBS Warburg	11/14/2017	1,740	—
USD	2,359,625	CAD	3,000,000	Citigroup	11/20/2017	33,878	—
USD	10,617,895	CAD	13,179,211	Barclays Capital	12/11/2017	398,474	—
USD	120,657,396	CHF	115,000,000	HSBC	12/11/2017	5,072,858	—
USD	118,021,251	CHF	114,250,000	Deutsche Bank	1/19/2018	2,851,386	—
USD	72,481,611	CHF	70,500,000	JPMorgan Chase	1/22/2018	1,399,240	—
USD	124,182,818	CHF	120,660,000	Merrill Lynch	1/25/2018	2,500,850	—
USD	3,829,248	COP	11,606,451,700	JPMorgan Chase	1/26/2018	44,013	—
USD	4,835,182	DKK	30,421,693	Bank National Paris	11/20/2017	67,973	—
USD	21,826,464	DKK	136,000,000	Deutsche Bank	12/11/2017	486,313	—
USD	11,333,781	DKK	70,491,428	Goldman Sachs	12/11/2017	272,769	—
USD	1,761,643	EUR	1,471,927	Citigroup	11/14/2017	45,934	—
USD	58,858,842	EUR	49,632,645	JPMorgan Chase	11/14/2017	1,005,965	—
USD	39,894,130	EUR	33,900,000	Morgan Stanley	11/29/2017	346,849	—
USD	241,311,442	EUR	202,100,000	Deutsche Bank	12/11/2017	5,365,546	—
USD	240,076,197	EUR	201,100,000	UBS Warburg	12/11/2017	5,297,771	—
USD	93,814,776	EUR	79,200,000	Deutsche Bank	1/17/2018	1,133,619	—
USD	210,190,513	EUR	176,657,760	Citigroup	01/18/2018	3,450,166	—
USD	34,611,578	EUR	29,084,969	Royal Bank of Scotland	1/18/2018	573,806	—
USD	1,927,185	EUR	1,648,068	Deutsche Bank	1/26/2018	—	(2,461)
USD	246,188,856	EUR	208,405,554	Merrill Lynch	1/30/2018	2,117,546	—
USD	101,042,798	GBP	76,145,503	Citigroup	11/8/2017	—	(107,195)
USD	18,782,497	GBP	14,353,551	HSBC	11/14/2017	—	(287,786)
USD	1,017,460	GBP	777,146	JPMorgan Chase	11/14/2017	—	(15,064)
USD	65,759,000	GBP	50,000,000	JPMorgan Chase	11/17/2017	—	(677,367)
USD	66,997,340	GBP	50,500,000	Royal Bank of Scotland	11/17/2017	—	(103,390)
USD	56,041,599	GBP	43,000,000	Merrill Lynch	11/21/2017	—	(1,100,357)
USD	55,484,018	GBP	43,000,000	Merrill Lynch	11/24/2017	—	(1,662,949)
USD	59,764,147	GBP	46,440,000	Royal Bank of Scotland	12/4/2017	—	(1,973,608)
USD	46,814,792	GBP	36,120,000	Bank National Paris	12/8/2017	—	(1,210,618)
USD	60,294,241	GBP	46,440,000	JPMorgan Chase	12/11/2017	—	(1,459,616)
USD	118,463,895	GBP	89,000,000	Royal Bank of Scotland	1/11/2018	—	(14,810)
USD	2,381,120	GBP	1,800,000	Societe Generale	1/11/2018	—	(15,079)
USD	26,771,278	GBP	20,222,407	Bank National Paris	01/18/2018	—	(155,245)
USD	580,706	GBP	437,305	JPMorgan Chase	1/18/2018	—	(1,575)
USD	27,749,948	GBP	21,000,000	Citigroup	1/30/2018	—	(222,677)
USD	1,419,198	HKD	11,074,551	Citigroup	11/14/2017	—	(590)
USD	2,396,724	HKD	18,693,590	HSBC	11/14/2017	155	—
USD	1,421,050	HKD	11,085,318	Morgan Stanley	11/14/2017	—	(118)
USD	26,684,671	HKD	208,219,805	Societe Generale	11/14/2017	—	(9,670)
USD	19,219,262	HKD	150,000,000	HSBC	12/11/2017	—	(19,527)
USD	3,435,673	IDR	47,000,000,000	Merrill Lynch	1/30/2018	—	(967)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	31

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	547,550	INR	35,987,717	Deutsche Bank	1/25/2018	—	$(2,233)
USD	12,021,243	INR	790,000,000	Bank National Paris	1/30/2018	—	(40,154)
USD	60,917,158	JPY	6,900,000,000	Bank National Paris	11/7/2017	$220,570	—
USD	46,639,046	JPY	5,145,261,086	Bank National Paris	11/14/2017	1,364,381	—
USD	1,889,778	JPY	212,847,295	Societe Generale	11/14/2017	16,872	—
USD	36,849,404	JPY	4,025,000,000	Barclays Capital	12/11/2017	1,383,523	—
USD	64,597,750	KRW	72,250,000,000	Merrill Lynch	11/3/2017	108,701	—
USD	16,344,186	KRW	18,359,424,482	Barclays Capital	11/10/2017	—	(43,620)
USD	73,651,907	KRW	84,000,000,000	Bank National Paris	11/28/2017	—	(1,333,381)
USD	124,560,701	KRW	140,000,000,000	Bank National Paris	12/6/2017	—	(420,799)
USD	92,762,961	KRW	104,404,712,240	Barclays Capital	12/12/2017	—	(445,808)
USD	32,851,431	KRW	37,180,264,198	Bank National Paris	1/22/2018	—	(352,924)
USD	32,974,382	KRW	37,180,264,198	Barclays Capital	1/22/2018	—	(229,974)
USD	32,365,115	KRW	36,625,334,881	JPMorgan Chase	1/22/2018	—	(343,653)
USD	64,050,283	KRW	72,250,000,000	UBS Warburg	2/5/2018	—	(481,394)
USD	5,144,873	MXN	99,000,000	JPMorgan Chase	1/30/2018	63,011	—
USD	3,546,938	MYR	15,000,000	Morgan Stanley	1/30/2018	13,709	—
USD	4,417,914	NOK	35,262,413	HSBC	11/20/2017	98,900	—
USD	6,709,146	NOK	52,350,000	HSBC	12/11/2017	293,579	—
USD	7,844,001	PHP	408,554,810	HSBC	1/26/2018	—	(27,838)
USD	2,082,026	RON	8,148,817	Credit Suisse	1/26/2018	19,992	—
USD	6,425,834	RON	25,150,000	Credit Lyonnais	1/26/2018	61,702	—
USD	4,957,773	RUB	290,000,000	Deutsche Bank	1/30/2018	70,556	—
USD	8,879,327	SEK	71,881,859	HSBC	11/14/2017	287,153	—
USD	518,691	SEK	4,199,918	Royal Bank of Scotland	11/14/2017	16,667	—
USD	39,169,256	SEK	318,436,536	HSBC	11/20/2017	1,093,019	—
USD	7,941,113	SEK	62,932,484	Morgan Stanley	12/11/2017	405,823	—
USD	7,075,609	SGD	9,627,572	HSBC	11/14/2017	11,990	—
USD	1,615,108	SGD	2,200,000	HSBC	11/20/2017	927	—
USD	993,099	SGD	1,345,000	HSBC	12/11/2017	6,063	—
USD	3,719,297	TRY	13,990,546	Barclays Capital	1/26/2018	123,564	—
USD	17,429,194	TWD	520,000,000	HSBC	12/11/2017	154,985	—
						$42,137,410	$(38,293,391)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Barclays Capital	S&P 500 Index	USD	2,570.00	Nov 2017	4,389	4,389	$98,972	$(100,289)
Deutsche Bank	S&P 500 Index	USD	2,575.00	Dec 2017	4,389	4,389	95,680	(95,680)
Goldman Sachs	Nikkei 225 Index	JPY	22,025.00	Nov 2017	22,334	22,334	63,230	(57,421)
Goldman Sachs	S&P 500 Index	USD	2,564.73	Nov 2017	8,778	8,778	200,394	(224,502)
Goldman Sachs	S&P 500 Index	USD	2,567.00	Nov 2017	4,389	4,389	113,236	(107,779)
JPMorgan Chase Bank	Swiss Market Index	CHF	8,943.60	Dec 2017	7,975	7,975	2,141,720	(2,701,173)
JPMorgan Chase Bank	Swiss Market Index	CHF	8,943.60	Dec 2017	4,931	4,931	1,144,466	(1,670,155)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,478.62	Nov 2017	860	860	69,906	(64,007)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,485.00	Nov 2017	430	430	31,251	(31,559)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,510.00	Dec 2017	430	430	30,840	(30,840)
Morgan Stanley & Company, Inc.	Ibovespa Brasil Index	BRL	77,760.33	Dec 2017	645	645	478,472	(156,885)
Societe Generale	FTSE 100 Index	GBP	7,508.76	Nov 2017	430	430	32,453	(24,543)
Societe Generale	Nikkei 225 Index	JPY	21,767.00	Nov 2017	44,667	44,667	123,703	(169,071)
UBS AG	Nikkei 225 Index	JPY	22,052.66	Nov 2017	22,333	22,333	63,686	(52,755)
32	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
UBS AG	Nikkei 225 Index	JPY	21,980.00	Dec 2017	22,333	22,333	$61,778	$(61,778)
							$4,749,787	$(5,548,437)
Exchange-traded	S&P 500 Index	USD	2,520.00	Nov 2017	75	7,500	209,854	(441,750)
Exchange-traded	S&P 500 Index	USD	2,530.00	Nov 2017	149	14,900	394,561	(744,255)
							$604,415	$(1,186,005)
Puts
Barclays Capital	S&P 500 Index	USD	2,570.00	Nov 2017	4,389	4,389	$98,972	$(87,341)
Deutsche Bank	S&P 500 Index	USD	2,575.00	Dec 2017	4,389	4,389	97,875	(97,875)
Goldman Sachs	KOSPI 200 Index	KRW	308.00	Dec 2017	317,671,768	317,671,768	2,395,245	(107,226)
Goldman Sachs	KOSPI 200 Index	KRW	308.00	Dec 2017	162,996,254	162,996,254	1,228,992	(55,017)
Goldman Sachs	KOSPI 200 Index	KRW	308.00	Dec 2017	196,210,163	196,210,163	1,479,425	(66,228)
Goldman Sachs	Nikkei 225 Index	JPY	22,025.00	Nov 2017	22,334	22,334	62,520	(59,765)
Goldman Sachs	S&P 500 Index	USD	2,564.73	Nov 2017	8,778	8,778	215,480	(150,984)
Goldman Sachs	S&P 500 Index	USD	2,567.00	Nov 2017	4,389	4,389	95,680	(81,807)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	314.88	Dec 2017	191,200,000	191,200,000	1,168,041	(117,033)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	314.88	Dec 2017	95,600,000	95,600,000	583,403	(58,516)
JPMorgan Chase Bank	KOSPI 200 Index	KRW	314.88	Dec 2017	95,600,000	95,600,000	587,558	(58,516)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,478.62	Nov 2017	860	860	103,485	(81,128)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,485.00	Nov 2017	430	430	47,661	(43,628)
Morgan Stanley & Company, Inc.	FTSE 100 Index	GBP	7,510.00	Dec 2017	430	430	48,372	(48,372)
Societe Generale	FTSE 100 Index	GBP	7,508.76	Nov 2017	430	430	49,339	(50,243)
Societe Generale	Nikkei 225 Index	JPY	21,767.00	Nov 2017	44,667	44,667	127,969	(72,596)
UBS AG	Nikkei 225 Index	JPY	22,052.66	Nov 2017	22,333	22,333	63,252	(60,623)
UBS AG	Nikkei 225 Index	JPY	21,980.00	Dec 2017	22,333	22,333	60,796	(60,796)
							$8,514,065	$(1,357,694)
Exchange-traded	S&P 500 Index	USD	2,520.00	Nov 2017	75	7,500	209,345	(43,875)
Exchange-traded	S&P 500 Index	USD	2,530.00	Nov 2017	149	14,900	402,011	(102,810)
Exchange-traded	S&P 500 Index	USD	2,560.00	Dec 2017	412	41,200	1,317,617	(1,036,180)
							$1,928,973	$(1,182,865)
							$15,797,240	$(9,275,001)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Deutsche Bank	2,535,000,000	CLP	CLICP	Fixed 4.020%	Semiannual	Semiannual	Sep 2027	—	$(25,532)	$(25,532)
Goldman Sachs	2,614,000,000	CLP	CLICP	Fixed 4.030%	Semiannual	Semiannual	Sep 2027	—	(22,318)	(22,318)
Goldman Sachs	3,601,000,000	CLP	CLICP	Fixed 4.038%	Semiannual	Semiannual	Sep 2027	—	(28,325)	(28,325)
								—	$(76,175)	$(76,175)
Centrally cleared	217,200,000	CAD	3 Month CDOR	Fixed 1.879%	Semiannual	Semiannual	Oct 2019	—	418,140	418,140
Centrally cleared	144,800,000	CAD	3 Month CDOR	Fixed 1.840%	Semiannual	Semiannual	Oct 2019	—	189,598	189,598
Centrally cleared	1,356,000,000	SEK	Fixed -0.213%	3 Month STIBOR	Annual	Quarterly	Oct 2019	—	(164,586)	(185,932)
Centrally cleared	904,000,000	SEK	Fixed -0.220%	3 Month STIBOR	Annual	Quarterly	Oct 2019	—	(91,857)	(102,500)
Centrally cleared	72,400,000	CAD	3 Month CDOR	Fixed 1.830%	Semiannual	Semiannual	Oct 2019	—	80,306	80,306
Centrally cleared	452,000,000	SEK	Fixed -0.222%	3 Month STIBOR	Annual	Quarterly	Oct 2019	—	(37,669)	(38,338)
Centrally cleared	40,507,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	327,754	327,754
Centrally cleared	40,879,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	330,764	330,764
Centrally cleared	40,879,000	AUD	6 Month BBSW	Fixed 2.670%	Semiannual	Semiannual	Dec 2019	—	343,041	343,041
Centrally cleared	40,879,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	330,764	330,764
Centrally cleared	40,879,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	330,044	330,044
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	33

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	122,061,000	AUD	6 Month BBSW	Fixed 2.652%	Semiannual	Semiannual	Dec 2019	—	$981,026	$981,026
Centrally cleared	81,374,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	647,509	647,509
Centrally cleared	40,687,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	323,755	323,755
Centrally cleared	122,061,000	AUD	6 Month BBSW	Fixed 2.650%	Semiannual	Semiannual	Dec 2019	—	971,264	971,264
Centrally cleared	598,584,471	USD	3 Month LIBOR	Fixed 2.020%	Semiannual	Quarterly	Apr 2021	—	(1,565,179)	(1,565,179)
Centrally cleared	149,646,117	USD	3 Month LIBOR	Fixed 2.000%	Semiannual	Quarterly	Apr 2021	—	(448,445)	(448,445)
Centrally cleared	598,584,470	USD	3 Month LIBOR	Fixed 2.020%	Semiannual	Quarterly	Apr 2021	—	(1,575,893)	(1,575,893)
Centrally cleared	163,184,942	USD	3 Month LIBOR	Fixed 2.070%	Semiannual	Quarterly	Apr 2021	—	(273,873)	(273,873)
Centrally cleared	71,718,000	AUD	6 Month BBSW	Fixed 2.565%	Semiannual	Semiannual	May 2021	—	82,065	82,065
Centrally cleared	71,718,000	AUD	6 Month BBSW	Fixed 2.500%	Semiannual	Semiannual	May 2021	—	12,098	12,098
Centrally cleared	107,577,000	AUD	6 Month BBSW	Fixed 2.486%	Semiannual	Semiannual	May 2021	—	(5,022)	(5,022)
Centrally cleared	107,577,024	AUD	6 Month BBSW	Fixed 2.357%	Semiannual	Semiannual	May 2021	—	(210,117)	(210,117)
Centrally cleared	54,332,000	AUD	6 Month BBSW	Fixed 2.375%	Semiannual	Semiannual	May 2021	—	(93,645)	(93,645)
Centrally cleared	40,139,976	AUD	6 Month BBSW	Fixed 2.385%	Semiannual	Semiannual	May 2021	—	(63,547)	(63,547)
Centrally cleared	61,938,000	AUD	6 Month BBSW	Fixed 2.375%	Semiannual	Semiannual	May 2021	—	(107,091)	(107,091)
Centrally cleared	497,000,000	USD	3 Month LIBOR	Fixed 1.985%	Semiannual	Quarterly	Jun 2021	—	(1,768,674)	(1,768,674)
Centrally cleared	568,000,000	USD	3 Month LIBOR	Fixed 1.985%	Semiannual	Quarterly	Jun 2021	—	(2,037,984)	(2,037,984)
Centrally cleared	213,000,000	USD	3 Month LIBOR	Fixed 1.929%	Semiannual	Quarterly	Jun 2021	—	(993,475)	(993,475)
Centrally cleared	142,000,000	USD	3 Month LIBOR	Fixed 1.955%	Semiannual	Quarterly	Jun 2021	—	(590,408)	(590,408)
Centrally cleared	91,140,000	AUD	6 Month BBSW	Fixed 2.350%	Semiannual	Semiannual	Jun 2021	—	(209,311)	(209,311)
Centrally cleared	56,420,000	AUD	6 Month BBSW	Fixed 2.325%	Semiannual	Semiannual	Jun 2021	—	(150,840)	(150,840)
Centrally cleared	43,400,000	AUD	6 Month BBSW	Fixed 2.394%	Semiannual	Semiannual	Jun 2021	—	(73,428)	(73,428)
Centrally cleared	26,040,000	AUD	6 Month BBSW	Fixed 2.456%	Semiannual	Semiannual	Jun 2021	—	(20,872)	(20,872)
Centrally cleared	295,000,000	AUD	6 Month BBSW	Fixed 2.766%	Semiannual	Semiannual	Sep 2021	—	845,202	845,202
Centrally cleared	146,000,000	AUD	6 Month BBSW	Fixed 2.725%	Semiannual	Semiannual	Oct 2021	—	302,528	302,528
Centrally cleared	51,750,000	CZK	Fixed 1.300%	6 Month PRIBOR	Annual	Semiannual	Oct 2022	—	21,414	21,414
Centrally cleared	55,443,618	CZK	Fixed 1.548%	6 Month PRIBOR	Annual	Semiannual	Oct 2022	—	(5,097)	(5,097)
Centrally cleared	111,556,382	CZK	Fixed 1.550%	6 Month PRIBOR	Annual	Semiannual	Oct 2022	—	(10,175)	(10,175)
Centrally cleared	245,565,004	USD	Fixed 2.225%	3 Month LIBOR	Semiannual	Quarterly	Apr 2024	—	1,026,609	1,026,609
Centrally cleared	61,391,001	USD	Fixed 2.208%	3 Month LIBOR	Semiannual	Quarterly	Apr 2024	—	305,696	305,696
Centrally cleared	245,565,003	USD	Fixed 2.228%	3 Month LIBOR	Semiannual	Quarterly	Apr 2024	—	995,029	995,029
Centrally cleared	64,478,992	USD	Fixed 2.279%	3 Month LIBOR	Semiannual	Quarterly	Apr 2024	—	112,703	112,703
Centrally cleared	201,250,000	USD	Fixed 2.189%	3 Month LIBOR	Semiannual	Quarterly	Jun 2024	—	1,294,923	1,294,923
Centrally cleared	230,000,000	USD	Fixed 2.189%	3 Month LIBOR	Semiannual	Quarterly	Jun 2024	—	1,492,378	1,492,378
Centrally cleared	86,250,000	USD	Fixed 2.133%	3 Month LIBOR	Semiannual	Quarterly	Jun 2024	—	785,048	785,048
Centrally cleared	57,500,000	USD	Fixed 2.158%	3 Month LIBOR	Semiannual	Quarterly	Jun 2024	—	456,406	456,406
Centrally cleared	164,000,000	CZK	Fixed 1.020%	6 Month PRIBOR	Annual	Semiannual	Jun 2024	—	257,405	257,405
Centrally cleared	24,600,000	USD	Fixed 2.575%	3 Month LIBOR	Semiannual	Quarterly	Mar 2027	—	(570,295)	(570,295)
Centrally cleared	8,460,000	USD	3 Month LIBOR	Fixed 2.575%	Semiannual	Quarterly	Mar 2027	$187,008	9,118	196,126
Centrally cleared	46,650,000	USD	Fixed 2.102%	3 Month LIBOR	Semiannual	Quarterly	Jun 2027	—	673,443	673,443
Centrally cleared	27,000,000	USD	3 Month LIBOR	Fixed 2.102%	Semiannual	Quarterly	Jun 2027	(391,747)	1,973	(389,774)
Centrally cleared	23,325,000	USD	Fixed 2.111%	3 Month LIBOR	Semiannual	Quarterly	Jun 2027	—	316,884	316,884
Centrally cleared	23,325,000	USD	Fixed 2.125%	3 Month LIBOR	Semiannual	Quarterly	Jun 2027	—	287,095	287,095
Centrally cleared	42,000,000	CAD	Fixed 2.357%	3 Month CDOR	Semiannual	Semiannual	Oct 2027	—	(214,892)	(214,892)
Centrally cleared	28,000,000	CAD	Fixed 2.325%	3 Month CDOR	Semiannual	Semiannual	Oct 2027	—	(77,890)	(77,890)
Centrally cleared	256,800,000	SEK	3 Month STIBOR	Fixed 1.190%	Annual	Quarterly	Oct 2027	—	133,921	123,062
Centrally cleared	171,200,000	SEK	3 Month STIBOR	Fixed 1.158%	Annual	Quarterly	Oct 2027	—	20,765	15,317
Centrally cleared	14,000,000	CAD	Fixed 2.356%	3 Month CDOR	Semiannual	Semiannual	Oct 2027	—	(67,960)	(67,960)
Centrally cleared	85,600,000	SEK	3 Month STIBOR	Fixed 1.212%	Annual	Quarterly	Oct 2027	—	59,965	59,349
Centrally cleared	1,813,100,000	JPY	6 Month LIBOR	Fixed 0.401%	Semiannual	Semiannual	Aug 2029	—	(53,515)	(53,515)
Centrally cleared	3,626,200,000	JPY	6 Month LIBOR	Fixed 0.404%	Semiannual	Semiannual	Aug 2029	—	(100,174)	(100,174)
34	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,626,200,000	JPY	6 Month LIBOR	Fixed 0.387%	Semiannual	Semiannual	Aug 2029	—	$(153,209)	$(153,209)
Centrally cleared	5,439,400,000	JPY	6 Month LIBOR	Fixed 0.387%	Semiannual	Semiannual	Aug 2029	—	(230,751)	(230,751)
Centrally cleared	7,492,700,000	JPY	6 Month LIBOR	Fixed 0.390%	Semiannual	Semiannual	Aug 2029	—	(305,223)	(305,223)
Centrally cleared	7,252,400,000	JPY	6 Month LIBOR	Fixed 0.393%	Semiannual	Semiannual	Aug 2029	—	(276,427)	(276,427)
Centrally cleared	1,813,100,000	JPY	6 Month LIBOR	Fixed 0.384%	Semiannual	Semiannual	Aug 2029	—	(83,686)	(83,686)
Centrally cleared	1,813,100,000	JPY	6 Month LIBOR	Fixed 0.380%	Semiannual	Semiannual	Aug 2029	—	(90,338)	(90,338)
Centrally cleared	1,813,100,000	JPY	6 Month LIBOR	Fixed 0.335%	Semiannual	Semiannual	Aug 2029	—	(161,611)	(161,611)
Centrally cleared	5,439,300,000	JPY	6 Month LIBOR	Fixed 0.370%	Semiannual	Semiannual	Aug 2029	—	(318,532)	(318,532)
Centrally cleared	7,252,500,000	JPY	6 Month LIBOR	Fixed 0.370%	Semiannual	Semiannual	Sep 2029	—	(431,323)	(431,323)
Centrally cleared	3,626,200,000	JPY	6 Month LIBOR	Fixed 0.370%	Semiannual	Semiannual	Sep 2029	—	(216,682)	(216,682)
Centrally cleared	3,626,200,000	JPY	6 Month LIBOR	Fixed 0.353%	Semiannual	Semiannual	Sep 2029	—	(272,907)	(272,907)
Centrally cleared	3,866,500,000	JPY	6 Month LIBOR	Fixed 0.357%	Semiannual	Semiannual	Sep 2029	—	(276,519)	(276,519)
Centrally cleared	5,421,700,000	JPY	6 Month LIBOR	Fixed 0.442%	Semiannual	Semiannual	Oct 2029	—	(26,926)	(26,926)
Centrally cleared	5,421,700,000	JPY	6 Month LIBOR	Fixed 0.440%	Semiannual	Semiannual	Oct 2029	—	(38,146)	(38,146)
Centrally cleared	5,421,700,000	JPY	6 Month LIBOR	Fixed 0.429%	Semiannual	Semiannual	Oct 2029	—	(91,211)	(91,211)
Centrally cleared	3,614,400,000	JPY	6 Month LIBOR	Fixed 0.434%	Semiannual	Semiannual	Oct 2029	—	(45,761)	(45,761)
Centrally cleared	3,614,500,000	JPY	6 Month LIBOR	Fixed 0.433%	Semiannual	Semiannual	Oct 2029	—	(49,679)	(49,679)
Centrally cleared	1,606,000,000	JPY	6 Month LIBOR	Fixed 0.434%	Semiannual	Semiannual	Oct 2029	—	(21,840)	(21,840)
Centrally cleared	12,500,000	USD	Fixed 2.788%	3 Month LIBOR	Semiannual	Quarterly	Mar 2037	—	(490,403)	(490,403)
Centrally cleared	8,750,000	USD	3 Month LIBOR	Fixed 2.788%	Semiannual	Quarterly	Mar 2037	$325,288	17,994	343,282
Centrally cleared	43,700,000	USD	Fixed 2.338%	3 Month LIBOR	Semiannual	Quarterly	Jun 2037	—	1,219,004	1,219,004
Centrally cleared	21,850,000	USD	Fixed 2.345%	3 Month LIBOR	Semiannual	Quarterly	Jun 2037	—	583,637	583,637
Centrally cleared	21,850,000	USD	Fixed 2.358%	3 Month LIBOR	Semiannual	Quarterly	Jun 2037	—	537,187	537,187
Centrally cleared	19,000,000	USD	3 Month LIBOR	Fixed 2.345%	Semiannual	Quarterly	Jun 2037	(456,327)	(51,183)	(507,510)
Centrally cleared	926,800,000	JPY	Fixed 0.815%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	78,740	78,740
Centrally cleared	1,853,500,000	JPY	Fixed 0.820%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	143,219	143,219
Centrally cleared	1,853,400,000	JPY	Fixed 0.802%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	200,015	200,015
Centrally cleared	2,780,200,000	JPY	Fixed 0.801%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	305,581	305,581
Centrally cleared	3,829,200,000	JPY	Fixed 0.809%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	376,383	376,383
Centrally cleared	3,706,900,000	JPY	Fixed 0.806%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	382,188	382,188
Centrally cleared	926,700,000	JPY	Fixed 0.804%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	98,839	98,839
Centrally cleared	926,700,000	JPY	Fixed 0.763%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	163,218	163,218
Centrally cleared	926,700,000	JPY	Fixed 0.810%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	89,553	89,553
Centrally cleared	2,780,200,000	JPY	Fixed 0.803%	6 Month LIBOR	Semiannual	Semiannual	Aug 2039	—	303,936	303,936
Centrally cleared	3,707,000,000	JPY	Fixed 0.801%	6 Month LIBOR	Semiannual	Semiannual	Sep 2039	—	419,603	419,603
Centrally cleared	1,853,500,000	JPY	Fixed 0.802%	6 Month LIBOR	Semiannual	Semiannual	Sep 2039	—	208,321	208,321
Centrally cleared	1,853,400,000	JPY	Fixed 0.785%	6 Month LIBOR	Semiannual	Semiannual	Sep 2039	—	261,518	261,518
Centrally cleared	1,975,800,000	JPY	Fixed 0.789%	6 Month LIBOR	Semiannual	Semiannual	Sep 2039	—	266,033	266,033
Centrally cleared	2,764,900,000	JPY	Fixed 0.872%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	20,628	20,628
Centrally cleared	2,764,800,000	JPY	Fixed 0.869%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	35,209	35,209
Centrally cleared	2,764,800,000	JPY	Fixed 0.855%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	99,108	99,108
Centrally cleared	1,843,300,000	JPY	Fixed 0.861%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	48,250	48,250
Centrally cleared	1,843,200,000	JPY	Fixed 0.863%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	42,226	42,226
Centrally cleared	819,000,000	JPY	Fixed 0.863%	6 Month LIBOR	Semiannual	Semiannual	Oct 2039	—	19,886	19,886
Centrally cleared	25,000,000	USD	Fixed 2.198%	3 Month LIBOR	Semiannual	Quarterly	Mar 2046	—	2,035,832	2,035,832
Centrally cleared	3,680,000	USD	3 Month LIBOR	Fixed 2.198%	Semiannual	Quarterly	Mar 2046	(305,915)	6,241	(299,674)
Centrally cleared	31,500,000	USD	Fixed 2.166%	3 Month LIBOR	Semiannual	Quarterly	Mar 2046	—	2,784,055	2,784,055
Centrally cleared	18,500,000	USD	3 Month LIBOR	Fixed 2.166%	Semiannual	Quarterly	Mar 2046	(1,436,120)	(198,960)	(1,635,080)
Centrally cleared	31,000,000	USD	Fixed 2.808%	3 Month LIBOR	Semiannual	Quarterly	Mar 2047	—	(1,523,103)	(1,523,103)
								$(2,077,813)	$8,576,703	$6,449,309
								$(2,077,813)	$8,500,528	$6,373,134

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	35

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.28.V1	26,600,000	USD	$ 26,600,000	5.000%	Quarterly	Jun 2022	$ (1,963,358)	$ (589,062)	$ (2,552,420)
Centrally cleared	CDX.NA.HY.29.V1	26,600,000	USD	26,600,000	5.000%	Quarterly	Dec 2022	(2,260,806)	(128,535)	(2,389,341)
				$53,200,000				$(4,224,164)	$(717,597)	$(4,941,761)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.28.V1	3.132%	26,600,000	USD	$ 26,600,000	5.000%	Quarterly	Jun 2022	$ 1,471,335	$ 1,081,085	$ 2,552,420
Centrally cleared	CDX.NA.HY.29.V1	3.106%	26,600,000	USD	26,600,000	5.000%	Quarterly	Dec 2022	1,993,170	396,171	2,389,341
					$53,200,000				$3,464,505	$1,477,256	$4,941,761

Total return swaps
Pay/receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Consumer Staples Select Sector Index	1-Month USD LIBOR + 0.31%	Monthly	USD	5,434,002	Aug 2018	Deutsche Bank	—	$84,303	$84,303
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	3,852,872	Apr 2018	Goldman Sachs	—	(104,608)	(104,608)
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	2,872,315	Apr 2018	Goldman Sachs	—	(77,985)	(77,985)
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	2,355,729	Apr 2018	Goldman Sachs	—	(63,960)	(63,960)
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	10,204,969	Apr 2018	Goldman Sachs	—	(277,071)	(277,071)
Pay	Samsung Index	1-Month USD LIBOR	Monthly	USD	700,740	Apr 2018	Goldman Sachs	—	(19,026)	(19,026)
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	4,056,158	Apr 2018	Goldman Sachs	—	(110,127)	(110,127)
Pay	Samsung Index	1-Month USD LIBOR + 0.05%	Monthly	USD	5,718,322	Apr 2018	Goldman Sachs	—	(155,256)	(155,256)
Pay	Consumer Staples Select Sector Index	1-Month USD LIBOR + 0.28%	Monthly	USD	106,447,141	Oct 2018	Goldman Sachs	—	2,431,155	2,431,155
Pay	Samsung Index	1-Month USD LIBOR + 0.30%	Monthly	USD	4,041,047	Sep 2018	JPMorgan Chase	—	(93,232)	(93,232)
Pay	Samsung Index	1-Month USD LIBOR	Monthly	USD	7,483,383	Oct 2018	JPMorgan Chase	—	(775,357)	(775,357)
Pay	Samsung Index	1-Month USD LIBOR + 0.30%	Monthly	USD	3,926,583	Oct 2018	JPMorgan Chase	—	(204,353)	(204,353)
Pay	Indice Bovespa	3-Month USD LIBOR + 0.25%	Quarterly	USD	39,928,889	Dec 2017	Morgan Stanley & Company, Inc.	—	1,651,992	1,651,992
Pay	Consumer Staples Select Sector Index	1-Month USD LIBOR + 0.19%	Monthly	USD	45,266,395	Nov 2017	Societe Generale	—	1,254,165	1,254,165
Pay	Consumer Staples Select Sector Index	1-Month USD LIBOR + 0.19%	Monthly	USD	52,810,794	Nov 2017	Societe Generale	—	1,463,192	1,463,192
Pay	Consumer Staples Select Sector Index	1-Month USD LIBOR + 0.19%	Monthly	USD	52,813,080	Nov 2017	Societe Generale	—	1,463,255	1,463,255
Pay	Indice Bovespa	3-Month USD LIBOR	Quarterly	USD	39,928,889	Dec 2017	Societe Generale	—	1,637,850	1,637,850
Pay	Indice Bovespa	3-Month USD LIBOR	Quarterly	USD	39,928,889	Dec 2017	Societe Generale	—	1,637,850	1,637,850
								—	$9,742,787	$9,742,787
36	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Variance swaps
Counterparty (OTC)	Reference entity	Currency	Notional amount	USD notional amount	Pay/ receive volatility	Volatility strike rate	Payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP Paribas SA	FTSE 100 Index	GBP	226,260	$ 293,254	Pay	22.450%	Semiannual	Dec 2018	—	$ 2,166,143	$ 2,166,143
BNP Paribas SA	FTSE 100 Index	GBP	250,000	312,024	Pay	20.150%	Semiannual	Dec 2018	—	1,728,764	1,728,764
BNP Paribas SA	Hang Seng Index	HKD	2,278,000	293,674	Receive	31.400%	Semiannual	Dec 2018	—	(2,562,573)	(2,562,573)
BNP Paribas SA	Hang Seng Index	HKD	2,430,000	313,239	Receive	29.300%	Semiannual	Dec 2018	—	(2,055,777)	(2,055,777)
JPMorgan Chase	KOSPI 200 Index	KRW	197,424,893	167,643	Receive	23.000%	Semiannual	Dec 2017	—	(1,542,839)	(1,542,839)
JPMorgan Chase	KOSPI 200 Index	KRW	100,000,000	87,271	Receive	21.830%	Semiannual	Dec 2017	—	(718,761)	(718,761)
JPMorgan Chase	KOSPI 200 Index	KRW	250,000,000	217,723	Receive	21.650%	Semiannual	Dec 2017	—	(1,773,675)	(1,773,675)
JPMorgan Chase	KOSPI 200 Index	KRW	100,000,000	84,767	Receive	22.130%	Semiannual	Dec 2017	—	(733,468)	(733,468)
JPMorgan Chase	KOSPI 200 Index	KRW	345,965,000	290,288	Receive	21.140%	Semiannual	Dec 2017	—	(2,337,869)	(2,337,869)
JPMorgan Chase	S&P 500 Index	USD	170,000	170,000	Pay	23.600%	Semiannual	Dec 2017	—	1,584,220	1,584,220
JPMorgan Chase	S&P 500 Index	USD	87,300	87,300	Pay	22.540%	Semiannual	Dec 2017	—	822,533	822,533
JPMorgan Chase	S&P 500 Index	USD	217,000	217,000	Pay	21.800%	Semiannual	Dec 2017	—	1,945,889	1,945,889
JPMorgan Chase	S&P 500 Index	USD	84,875	84,875	Pay	22.280%	Semiannual	Dec 2017	—	788,095	788,095
JPMorgan Chase	S&P 500 Index	USD	290,000	290,000	Pay	21.290%	Semiannual	Dec 2017	—	2,527,770	2,527,770
JPMorgan Chase	FTSE 100 Index	GBP	190,000	237,405	Pay	22.550%	Semiannual	Dec 2018	—	1,810,326	1,810,326
JPMorgan Chase	FTSE 100 Index	GBP	47,300	59,180	Pay	19.870%	Semiannual	Dec 2018	—	312,865	312,865
JPMorgan Chase	FTSE 100 Index	GBP	46,200	57,882	Pay	19.680%	Semiannual	Dec 2018	—	296,253	296,253
JPMorgan Chase	Hang Seng Index	HKD	1,846,500	238,075	Receive	31.550%	Semiannual	Dec 2018	—	(2,055,646)	(2,055,646)
JPMorgan Chase	Hang Seng Index	HKD	455,000	58,644	Receive	29.260%	Semiannual	Dec 2018	—	(382,564)	(382,564)
JPMorgan Chase	Hang Seng Index	HKD	447,000	57,606	Receive	29.290%	Semiannual	Dec 2018	—	(376,817)	(376,817)
Societe Generale	FTSE 100 Index	GBP	300,000	398,878	Pay	22.750%	Semiannual	Dec 2018	—	2,939,682	2,939,682
Societe Generale	FTSE 100 Index	GBP	185,000	225,458	Pay	21.250%	Semiannual	Dec 2018	—	1,494,955	1,494,955
Societe Generale	FTSE 100 Index	GBP	160,000	202,537	Pay	20.150%	Semiannual	Dec 2018	—	1,108,866	1,108,866
Societe Generale	Hang Seng Index	HKD	3,088,550	398,245	Receive	32.250%	Semiannual	Dec 2018	—	(3,662,273)	(3,662,273)
Societe Generale	Hang Seng Index	HKD	1,750,000	225,672	Receive	30.350%	Semiannual	Dec 2018	—	(1,692,487)	(1,692,487)
Societe Generale	Hang Seng Index	HKD	1,561,040	201,179	Receive	29.250%	Semiannual	Dec 2018	—	(1,318,961)	(1,318,961)
				$5,269,819					—	$(1,687,349)	$(1,687,349)

Derivatives currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
RON	Romanian New Leu
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Absolute Return Strategies Fund	37

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar

Derivatives abbreviations
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
38	JOHN HANCOCK Global Absolute Return Strategies Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total Value at 10-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
Common stocks	$1,970,368,041	$697,514,375	$1,272,126,535	$727,131
U.S. Government and Agency obligations	662,333,842	—	662,333,842	—
Foreign government obligations	319,902,461	—	319,902,461	—
Corporate bonds	739,226,944	—	739,226,944	—
Purchased options	121,359,529	97,125,681	24,233,848	—
Short-term investments	1,105,204,209	41,181,520	1,064,022,689	—
Total investments in securities	$4,918,395,026	$835,821,576	$4,081,846,319	$727,131
Derivatives:
Assets
Futures	$13,280,757	$13,280,757	—	—
Forward foreign currency contracts	42,137,410	—	$42,137,410	—
Swap contracts	40,134,564	—	40,134,564	—
Liabilities
Futures	(58,043,737)	(57,698,170)	(345,567)	—

	Total Value at 10-31-17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward foreign currency contracts	(38,293,391)	—	(38,293,391)	—
Written options	(9,275,001)	(2,368,870)	(6,906,131)	—
Swap contracts	(25,705,992)	—	(25,705,992)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2017, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended October 31, 2017, the fund used purchased options to maintain diversity of the fund.

During the period ended October 31, 2017, the fund wrote option contracts to manage against anticipated changes in securities markets and gain exposure to certain securities markets.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and gain exposure to treasuries markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2017 to take a long position in the exposure of the benchmark credit.

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended October 31, 2017, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the year ended October 31, 2017, the fund used variance swaps to maintain diversity and manage against volatility and anticipated changes in securities markets

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q1	10/17
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		12/17

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: December 19, 2017